Registration Nos. 33-15464
===============================================================================

                       SECURITIES AND EXCHANGE COMMISSION

                             Washington, D.C. 20549


                     POST-EFFECTIVE AMENDMENT NO. 26


                                       TO

                                    FORM S-6

              FOR REGISTRATION UNDER THE SECURITIES ACT OF 1933
                     OF SECURITIES OF UNIT INVESTMENT TRUST
                            REGISTERED ON FORM N-8B-2

ALLIANZ LIFE VARIABLE ACCOUNT A
-------------------------------
(Exact Name of Trust)

ALLIANZ LIFE INSURANCE COMPANY OF NORTH AMERICA
-----------------------------------------------
(Name of Depositor)




1750 Hennepin Avenue, Minneapolis, MN                          55403-2195
-------------------------------------                          ----------
(Address of Depositor's Principal Executive Offices)           (Zip Code)

     Name and Address of Agent for Service
          Stewart D. Gregg
          Allianz Life Insurance Company of North America
          1750 Hennepin Avenue
          Minneapolis, MN  55403-2195

     Copies to:
          Barbara L. Portwood
          Leonard, Street and Deinard Professional Association
          150 South Fifth Street, Ste 2300
          Minneapolis, MN  55402
          612-335-1594

It is proposed that this filing will become effective:

     _____ immediately  upon filing  pursuant to paragraph  (b) of Rule 485
     __X__ on May 1, 2001 pursuant to paragraph (b) of Rule 485
     _____ 60 days after filing  pursuant to paragraph  (a)(1) of Rule 485
     _____ on (date) pursuant to paragraph (a)(1) of Rule 485

If appropriate, check the following box:

      [ ] This Post-Effective Amendment designates a new effective date for a previously filed post-effective amendment.


Title and amount of securities being registered:
     Individual Single Premium Variable Life Insurance Policies.


                        CROSS REFERENCE TO ITEMS REQUIRED
                                 BY FORM N-8B-2


N-8B-2 Item  Caption in Prospectus

1            Allianz Life, The Separate Account

2            Allianz Life

3            Not Applicable

4            Distributor

5            The Separate Account

6(a)         Not Applicable
(b)          Not Applicable

9            Not Applicable

10           Purchases

11           Investment Options

12           Investment Options

13           Expenses

14           Purchases

15           The Separate Account

16           Investment Options

17           Policy Values, Access to your Money
             and Transfers

18           Purchases

19           Not Applicable

20           Not Applicable

21           Not Applicable

22           Not Applicable

23           Not Applicable

24           Not Applicable

25           Allianz Life

26           Allianz Life

27           Allianz Life

28           Allianz Life

29           Allianz Life

30           Allianz Life

31           Not Applicable

32           Not Applicable

33           Not Applicable

34           Not Applicable

35           Allianz Life

37           Not Applicable

38           Distributor

39           Distributor

40           Not Applicable

41(a)        Distributor

42           Not Applicable

43           Not Applicable

44           Purchases

45           Not Applicable

46           Policy Values, Access to your Money
             and Transfers

47           Not Applicable

48           Not Applicable

49           Not Applicable

50           Not Applicable

51           Allianz Life

52           Investment Options

53           Taxes

54           Financial Statements

55           Not Applicable

                                   PART I


                THE SINGLE PREMIUM VARIABLE LIFE INSURANCE POLICY
                                    issued by
                         ALLIANZ LIFE VARIABLE ACCOUNT A
                                       and
                 ALLIANZ LIFE INSURANCE COMPANY OF NORTH AMERICA
-------------------------------------------------------------------------------
This prospectus describes the Single Premium Variable Life Insurance Policy (Policy) offered by Allianz Life Insurance Company of North America (Allianz
Life). All references to "we," "us" and "our" refer to Allianz Life.

The Policy is a variable benefit policy. We have designed the Policy for use in estate planning and other insurance needs of individuals.

The Policy offers you Variable Options, each of which invest in a Portfolio listed below. When you buy a Policy, you are subject to investment risk. This means that the death benefit and your Policy Value may increase and decrease depending upon the performance of the Variable Option(s) you select. Some of the Variable Options may not be available in your state. There is a Guaranteed Death Benefit payable. However, any loans against the Policy will impact this guarantee. You can surrender your Policy for its Cash Surrender Value. No partial surrenders are allowed.


VARIABLE OPTIONS:


AIM VARIABLE INSURANCE FUNDS:

AIM V.I. Growth Fund


FRANKLIN TEMPLETON VARIABLE INSURANCE PRODUCTS TRUST:
Franklin Aggressive Growth Securities Fund
Franklin Global Communications Securities Fund
Franklin Global Health Care Securities Fund
Franklin Growth and Income Securities Fund
Franklin High Income Fund
Franklin Income Securities Fund
Franklin Large Cap Growth Securities Fund
Franklin Money Market Fund
Franklin Natural Resources Securities Fund
Franklin Real Estate Fund
Franklin Rising Dividends Securities Fund
Franklin S&P 500 Index Fund
Franklin Small Cap Fund
Franklin Technology Securities Fund
Franklin U.S. Government Fund
Franklin Value Securities Fund
Franklin Zero Coupon Funds - 2005 and 2010
Mutual Discovery Securities Fund
Mutual Shares Securities Fund
Templeton Asset Strategy Fund
Templeton Developing Markets Securities Fund
Templeton Global Income Securities Fund
Templeton Growth Securities Fund
Templeton International Securities Fund
Templeton International Smaller Companies Fund

THE PRUDENTIAL SERIES FUND, INC.:
SP Jennison International Growth Portfolio
SP Strategic Partners Focused Growth Portfolio

USALLIANZ VARIABLE INSURANCE PRODUCTS TRUST:
USAllianz Aggressive Growth Fund1
USAllianz American Growth Fund2
USAllianz Capital Growth Fund1
USAllianz Comstock Fund3
USAllianz Growth and Income Fund3
USAllianz Strategic Growth Fund2
USAllianz VIP Diversified Assets Fund
USAllianz VIP Fixed Income Fund
USAllianz VIP Growth Fund

VAN KAMPEN LIFE INVESTMENT TRUST:
Van Kampen LIT Emerging Growth Portfolio

1Fund is sub-advised by Van Kampen Investment Advisory Corp.
2Fund is sub-advised by Fred Alger Management, Inc.
3Fund is sub-advised by Van Kampen Asset Management Inc.

THE SECURITIES AND EXCHANGE COMMISSION HAS NOT APPROVED OR DISAPPROVED THESE SECURITIES OR DETERMINED IF THIS PROSPECTUS IS TRUTHFUL OR COMPLETE. ANY REPRESENTATION TO THE CONTRARY IS A CRIMINAL OFFENSE.

The Portfolios are described in the attached fund prospectuses. You can make or lose money based on the Portfolio's performance. The Policy is subject to investment risk.

Please read this prospectus before investing and keep it on file for future reference. It contains important information about the Allianz Life Single Premium Variable Life Insurance Policy. The Securities and Exchange Commission
(SEC) maintains a Web site (http://www.sec.gov) that contains material incorporated by reference and other information regarding companies that file electronically with the SEC.

THE POLICY:

o        IS NOT A BANK DEPOSIT

o        IS NOT FEDERALLY INSURED

o        IS NOT ENDORSED BY ANY BANK OR GOVERNMENT AGENCY

o        IS NOT GUARANTEED AND MAY BE SUBJECT TO LOSS OF PRINCIPAL

This prospectus is not an offering of the securities in any state, country, or jurisdiction in which we are not authorized to sell the Policy. You should rely only on the information contained in this prospectus or that we have referred you to. We have not authorized anyone to provide you with information that is different.


Dated May 1, 2001




TABLE OF CONTENTS


Special Terms                                       4


Summary                                             4


Part I                                              6


1. The Variable Life
     Insurance Policy                               6


2. Purchases                                        6

     Single Premium                                 6

     Application for a Policy                       7

     Allocation of Single Premium                   7

     Free Look                                      7

     Grace Period                                   7

     Reinstatement                                  7

     Policy Values                                  7

     Exchange Provision                             8


3. Investment Options                               8

     Transfers                                     10

     Substitution                                  10


4. Expenses                                        10

     Insurance Charges                             10

     Cost of Insurance Charge                      10

     Deferred Issue Charge                         11

     Transfer Fee                                  11

     Taxes                                         11

     Portfolio Expenses                            11


5. Death Benefit                                   11


6. Taxes                                           11

     Life Insurance in General                     13

     Taking Money Out of Your Policy               13

     Diversification                               13


7. Access to Your Money                            13

     Loans                                         13

     Total Surrender and Termination

         of the Policy                             14


8. Other Information                               14


     Illustration of Policy Values                 14

     Performance                                   14

     Specialized Uses of the Policy                14


     Allianz Life                                  15

     The Separate Account                          15

     Distributor                                   15

     Suspension of Payments or Transfers           15

     Ownership                                     15


Part II - More Information                         16

     Management of Allianz Life                    16

     Administration of the Policies                16

     Voting                                        16

     The Separate Account                          17

     Legal Opinions                                17

     Misstatement of Age or Sex                    17

     Our Right to Contest                          17

     Settlement Options                            17

     Tax Status                                    17

     Reports to Owners                             20


     Allianz Life Privacy Notice                   21


     Legal Proceedings                             21

     Experts                                       21

     Financial Statements                          21


Appendix A - Illustration of
Policy Values                                      97


Appendix B - Table of Net
Single Premium Factors                            104



Appendix C - Performance                          105




SPECIAL TERMS
-------------------------------------------------------------------------------


We have tried to make this prospectus as readable and understandable for you as possible. However, by the very nature of the Policy certain technical words or terms are unavoidable. We have identified some of those words or terms. For several of these terms we have provided a definition. For the remainder, we believe that you will find an adequate discussion in the text. The page indicated here is where we believe you will find the best explanation for the word or term. These words or terms are in italics and bold on the indicated page.

CASH SURRENDER VALUE - Your Policy Value less the sum of the uncollected Deductions and any Indebtedness.

DEDUCTIONS - The charges we levy against your Policy.

FACE AMOUNT - The amount of coverage that you choose. This amount is used to determine the death benefit.

GUARANTEED DEATH BENEFIT - We guarantee that the Policy will remain in force regardless of investment experience, unless the Indebtedness under your Policy exceeds the Policy Value less uncollected Deductions. If there is no Indebtedness, the Policy cannot lapse even if the Policy Value is $0.

INDEBTEDNESS - The amount of any existing Policy loans plus the pro-rata portion of any accrued interest.

POLICY DATE, POLICY ANNIVERSARY, POLICY YEAR - The Policy Date is when the insured's life is covered under your Policy. It is the date from which your Policy Anniversaries and Policy Years are determined.

POLICY VALUE - The total value of your Policy. It is equal to the sum of the values allocated to the variable options and the values allocated to the loan account. (Policy Value is referred to as Account Value in the Policy.)

PROCESSING DATE - The Policy Date and the same day of the month as the Policy Date at the end of each successive 3-month period. The Processing Date is when we deduct charges and recalculate the death benefit.

VALUATION UNIT - An accounting unit used to calculate Policy Values when they are allocated to the Variable Options.

                                                    Page

Beneficiary                                          16

Business Day                                          8

Insured                                               4

Issue Date                                            7

Joint Owner                                          15

Loan Account                                         13

Owner                                                15

Portfolio                                             8

Premium                                               6

Variable Option                                       8

The prospectus is divided into three sections: Summary, Part I and Part II. The sections in the Summary correspond to sections in Part I of this prospectus where the topics are discussed in more detail. Additional important information is contained in Part II of this prospectus.


SUMMARY


1. THE VARIABLE LIFE INSURANCE POLICY
-------------------------------------------------------------------------------


The variable life insurance policy that we are offering is a contract between you, the owner, and Allianz Life, an insurance company. The Policy provides for the payment of a death benefit to your selected beneficiary upon the death of the insured. This death benefit is distributed free from federal income taxes. The Policy can be used as part of your estate planning. Estate taxes may apply. The INSURED is the person whose life is insured under the Policy. You, the owner can also be the insured but you do not have to be.

You can choose among the Variable Options. Each variable option invests in one portfolio of a fund. The portfolios are listed in Item 3. You can allocate your unloaned Policy Value to any or all of the variable options. You can transfer between Variable Options up to 12 times a year without charge and without being taxed. If you make more than 12 transfers in a year, we will charge $25 or 2% of the amount transferred, whichever is less. Market timing transfers may not be permitted.

While the Policy is in force, the Policy Value and, under certain circumstances, the death benefit, will vary with the investment performance of the portfolios you choose. You are not taxed on the earnings from the variable options until you surrender or borrow from your Policy.


2. PURCHASES
-------------------------------------------------------------------------------


You buy the Policy with a single premium payment. The minimum single premium we will accept is $20,000. In some circumstances, the insured may be required to provide us with medical records or a complete paramedical examination. Your registered representative can help you complete the proper forms.


3. INVESTMENT OPTIONS
-------------------------------------------------------------------------------


The Variable Options each invest in a portfolio of a fund. You can put your money in the Portfolios which are described in the accompanying fund prospectuses. Depending upon market conditions and the performance of the portfolio(s) you select, you can make or lose money in any of these portfolios.


4. EXPENSES
--------------------------------------------------------------------------------


The Policy has both insurance features and investment features, and there are costs related to each that reduce the return on your investment.

Each business day we deduct a total insurance charge which is equal, on an annual basis, to 0.75% of your average Policy Value.

Each Processing Date we deduct from your Policy Value the cost of insurance charge. This charge pays us for providing you with death benefit protection for the period since the last Processing Date. This charge varies and depends upon the sex, age and rating classification of the insured.

When the single premium is received by us, we accrue against your Policy a deferred issue charge. This charge includes a premium tax charge which is 2.5% of the premium; a sales charge which is 4% of the premium; and a policy issue charge which is 0.5% of the premium. A portion of the deferred issue charge is deducted annually for the first 10 years of the Policy. If you surrender your Policy before the full amount of the deferred issue charge is deducted, we will collect the remaining portion of the charge from your Policy Value at the time of surrender.

Under certain circumstances, we may assess a transfer fee when you transfer your Policy Value from one Variable Option to another.


There are also annual Portfolio operating expenses, which vary depending upon the Portfolio(s) you select. These expenses range from 0.32% to 1.64% of the average daily value of the Portfolios.



5. DEATH BENEFIT
-------------------------------------------------------------------------------


The Policy provides for a Face Amount of insurance. On the day we issue you a Policy the death benefit is the Face Amount. Thereafter the death benefit may vary. The actual amount payable to your beneficiary is the death benefit less any Indebtedness.

The death benefit will be the greater of 1) your Face Amount or 2) your Policy Value multiplied by a specified percentage. These percentages vary by the age of the insured and are shown in your Policy. Therefore, increases in your Policy Value under certain circumstances will increase the death benefit. A decrease in Policy Value may decrease the death benefit, but the death benefit will never be less than the Face Amount so long as the Policy remains in force.

When you apply for a Policy, you designate a beneficiary who will receive the death benefit. You can change your beneficiary unless you have designated an irrevocable beneficiary. The beneficiary does not have to be a natural person.


6. TAXES
--------------------------------------------------------------------------------


Your earnings are not taxed until you take them out. In most cases, your Policy will be a modified endowment contract unless it was exchanged for a contract issued before June 21, 1988. Money taken out of a modified endowment contract is considered to come from earnings first and is taxed as income. Also, if you are younger than 59 1/2 when you take money out, you may be charged a 10% federal tax penalty on the earnings withdrawn. The death benefit is paid to your beneficiary income tax free. However, estate taxes may apply.

7. ACCESS TO YOUR MONEY
-------------------------------------------------------------------------------

Under the Policy you may surrender the Policy at anytime for its Cash Surrender Value. You can also borrow some of your Policy Value. The minimum loan amount is $1,000. Loans will affect the death benefit, Policy Value and investment performance. You cannot make partial surrenders.


8. OTHER INFORMATION
--------------------------------------------------------------------------------

RIGHT TO EXAMINE

If you cancel your Policy within ten days after you receive it (or whatever period is required in your state), we will return to you the greater of 1) the premium(s) you paid or 2) your Policy Value on the day we, or the agent through whom it was purchased, received the returned Policy. Until the end of the time you are allowed to examine your Policy (15 days or the required period in your state), your premium will remain in the Franklin Money Market Fund. After that, we will invest your Policy Value as you requested.

WHO SHOULD PURCHASE THE POLICY?

The Policy is designed for an individual who wants to:

o        create or conserve his/her estate;

o        retain access to cash through loans and surrenders; and

o        use the income tax advantages of life insurance.

If you currently own a variable life insurance policy on the life of the insured, you should consider whether the purchase of the Policy is appropriate. Also, you should carefully consider whether the Policy should be used to replace an existing policy on the life of an insured. Replacement of an existing policy with this Policy may not be advantageous to your situation.

Allianz Life will not issue a Policy on an insured older than 80. However, we may waive this requirement under special circumstances.


9. INQUIRIES
--------------------------------------------------------------------------------

If you need more information, please contact us at:

Allianz Life Insurance Company of North America
1750 Hennepin Ave.
Minneapolis, MN 55403
1-800-542-5427

If you need Policy owner service (such as changes in Policy information, questions regarding Policy Values, or to make a loan), please contact us at:

USAllianz Service Center
300 Berwyn Park
P.O Box 3031
Berwyn, PA 19312-0031
1-800-624-0197


PART I

1. THE VARIABLE LIFE INSURANCE POLICY
-------------------------------------------------------------------------------

This variable life insurance policy is a contract between you, the owner, and Allianz Life, an insurance company. This kind of policy is most commonly used for estate planning.

While the insured is still alive, you can select among the Variable Options offered in the Policy. (The Variable Options are listed in Item 3.) Currently you can transfer between the Variable Options up to 12 times a year without charge. The Policy Value and, under some circumstances, the death benefit will go up or down depending upon the investment experience of the Portfolio(s) you select. This gives you the opportunity to capture the upside potential of the market. It also means you could lose money.

While your money remains in the Policy, you pay no current income taxes on earnings or gains. This is called tax-deferred accumulation. It helps your money grow faster. Subject to some limitations, you may take money out at any time through loans or a surrender. There are no partial surrenders allowed, only full surrenders. However, any money you take out, even as a loan, is taxed as earnings until all earnings have been removed from the Policy. If you are younger than age 59 1/2 when you take money out, you may also incur an additional 10% federal tax penalty. If you purchased a Policy in exchange for a policy issued prior to June 21, 1988, different tax rules may apply. (See
Section 6. Taxes. Part II also contains more detailed information regarding taxes.)

Because this is a life insurance policy, it provides a death benefit, which is an amount greater than your Policy Value. When the insured dies, the death benefit (minus any loans and any accrued loan interest) is paid to your beneficiary free from federal income tax. Estate taxes may apply.


2. PURCHASES
--------------------------------------------------------------------------------

SINGLE PREMIUM

The single PREMIUM is the money you give us to buy the Policy. The minimum single premium we will accept is $20,000. When you apply for the Policy, you request a specific amount of insurance which will vary depending, in part, on the amount of the premium you pay. We call this amount the Face Amount of the Policy. The Internal Revenue Code (Code) has established certain criteria which must be met in order for a life insurance policy to qualify as life insurance under the Code. The Code requires that there be a minimum Face Amount for a specified premium depending upon the age of the insured.


APPLICATION FOR A POLICY

In order to purchase a Policy, you must submit to us an application which provides us with information on the proposed insured. In some cases, we will ask for additional information. We may request that the insured provide us with medical records or possibly require other medical tests.

We will not issue a Policy if the insured is over age 80, except under special circumstances.

We will review all the information we have about the insured and determine whether or not the insured meets our standards for issuing the Policy. This process is called underwriting. If the insured meets all of our underwriting requirements, we will issue a Policy. There are several underwriting classes under which the Policy may be issued. We will not issue the Policy unless the premium and the application are in good order as determined by our underwriting rules.

ALLOCATION OF SINGLE PREMIUM

When you purchase a Policy, we will initially invest your money in the Franklin Money Market Fund. After 15 days from the ISSUE DATE (or the period required in your state), we will allocate your Policy Value to the Portfolios as you requested in the application. The issue date is the date that underwriting is completed and we issue the policy. We reserve the right to limit the number of Variable Options which you can invest in. Currently, you can invest in up to 10 Variable Options.

If as a result of underwriting review, we do not issue you a Policy, we will return your premium, plus interest required by your state.

FREE LOOK

If you change your mind about owning a Policy, you can cancel it within 10 days after receiving it (or the period required in your state). We will give you back the greater of your premium payment or your Policy Value. Any amounts we refund will include all Policy fees and charges.

GRACE PERIOD

Your policy will lapse if your total Indebtedness under the Policy is greater than your Policy Value less any uncollected Deductions. If you have no loan outstanding, the Policy cannot lapse even if your Policy Value goes to zero.

If your Policy does lapse, you have a 31-day grace period to repay your loan by making a payment of at least an amount which is sufficient to keep your Policy in force through 3 Processing Dates. If you do not make the required loan repayment by the end of the grace period, your Policy will lapse and all coverage under your Policy will terminate without value.

Your Policy continues in force during the grace period. If the insured dies during the grace period, the death benefit is calculated as the death benefit in effect immediately prior to the start of the grace period less any accrued Deductions and less any Indebtedness.

REINSTATEMENT

If your Policy terminates while the insured is still alive you can have it reinstated if the Policy did not terminate because you made a total surrender. You can only reinstate your Policy during the lifetime of the insured.

The requirements for a reinstatement are:

o We must receive a properly executed application for reinstatement. It must be sent to our Service Office.

o You must provide us with satisfactory evidence of insurability of the insured.

o You must pay a premium sufficient to keep the Policy in force through 3 Processing Dates.

o You must repay any Indebtedness.

We will reinstate your Policy on the next Processing Date after we approve the reinstatement application.

The effective date of the reinstated Policy is the next Processing Date following our approval of your application for reinstatement.

POLICY VALUES

The value of your Policy will go up or down depending upon the investment performance of the Variable Option(s) you choose and the charges and deductions made against the Policy Value. In order to keep track of your Policy Value, we use a unit of measure we call a Valuation Unit. (A Valuation Unit works like a share of a mutual fund.)

Every business day Allianz Life determines the value of a Valuation Unit for each of the Variable Options. The value of a Valuation Unit for any given business day is determined by multiplying a factor we call the net investment factor times the value of Valuation Unit for the previous business day. We do this for each Variable Option. The net investment factor is a number that reflects the change (up or down) in an underlying investment Portfolio share. Our BUSINESS DAYS are each day that the New York Stock Exchange is open for business. Our business day closes when the New York Stock Exchange closes, usually 4:00 P.M. Eastern time.

The value of a Valuation Unit may go up or down from day to day.

When you make a premium payment, we credit your Policy with Valuation Units. The number of Valuation Units credited is determined by dividing the amount of premiums allocated to a Variable Option by the value of the Valuation Unit for that Variable Option.

When we assess the Deductions we do so by deducting Valuation Units from your Policy. If you select more than one Variable Option, we make the deductions pro rata from all of the Variable Options. When you make a loan we also deduct Valuation Units and place the amount in the Loan Account.

EXCHANGE PROVISION

You can exchange a Policy for a policy with benefits that do not vary with the investment results of the Portfolios. You must elect such an exchange within 24 months after we issue you the Policy. You do not need to submit any evidence of insurability so long as the benefits under the new policy are equal to or less than the benefits under the Policy at the time of exchange.


3. INVESTMENT OPTIONS
-------------------------------------------------------------------------------


The Policy offers VARIABLE OPTIONS. Each Variable Option invests in one of the PORTFOLIOS listed below. Each Portfolio has its own investment objective. The Policy also offers a Fixed Account of Allianz Life. Additional Portfolios may be available in the future.

You should read the fund prospectuses (which are attached to this prospectus) carefully before investing. The Funds invest in different types of securities, and following varying investment strategies. There are potential risks associated with each of these types of securities and investment strategies. For example, a Portfolio's performance may be affected by risks specific to certain types of investments, such as foreign securities, derivative investments, non-investment grade debt securities, initial public offerings (IPOs) or companies with relatively small market capitalizations. IPOs and other investment techniques may have a magnified performance impact on a Portfolio with a small asset base. A Portfolio may not experience similar performance as its assets grow. The operation of the Funds and the various risks associated with the Funds are described in the Fund prospectuses.

Franklin Templeton Variable Insurance Products Trust issues two classes of shares which are described in the attached prospectus for Franklin Templeton Variable Insurance Products Trust. Only Class 1 shares are available in connection with your Policy.

The investment objectives and policies of certain Portfolios are similar to the investment objectives and policies of other mutual funds that certain of the investment advisers manage. Although the objectives and policies may be similar, the investment results of the Portfolios may be higher or lower than the results of such other mutual funds. The investment advisers cannot guarantee, and make no representation, that the investment results of similar funds will be comparable even though the Portfolios have the same investment advisers.

Investment advisers and sub-advisers for each Portfolio are listed in the table below. Certain advisers have retained one or more sub-advisers to help them manage the Portfolios.

The following is a list of the Portfolios available under the Policy and the investment advisers and sub-advisers for each Portfolio:


                                                    INVESTMENT                          INVESTMENT

AVAILABLE PORTFOLIOS                                 ADVISERS                          SUB-ADVISERS
--------------------------------------------------------------------------------------------------------------

AIM VARIABLE INSURANCE FUNDS:

AIM V.I. Growth Fund                            A I M Advisors, Inc.

FRANKLIN TEMPLETON VARIABLE

INSURANCE PRODUCTS TRUST:

Franklin Aggressive Growth Securities Fund      Franklin Advisers, Inc.

Franklin Global Communications Securities Fund  Franklin Advisers, Inc.

Franklin Global Health Care Securities Fund     Franklin Advisers, Inc.

Franklin Growth and Income Securities Fund      Franklin Advisers, Inc.

Franklin High Income Fund                       Franklin Advisers, Inc.

Franklin Income Securities Fund                 Franklin Advisers, Inc.

Franklin Large Cap Growth Securities Fund       Franklin Advisers, Inc.

Franklin Money Market Fund                      Franklin Advisers, Inc.

Franklin Natural Resources Securities Fund      Franklin Advisers, Inc.

Franklin Real Estate Fund                       Franklin Advisers, Inc.

Franklin Rising Dividends Securities Fund       Franklin Advisory Services, LLC

Franklin S&P 500 Index Fund                     Franklin Advisers, Inc.

Franklin Small Cap Fund                         Franklin Advisers, Inc.

Franklin Technology Securities Fund             Franklin Advisers, Inc.

Franklin U.S. Government Fund                   Franklin Advisers, Inc.

Franklin Value Securities Fund                  Franklin Advisory Services, LLC

Franklin Zero Coupon Funds - 2005 and 2010      Franklin Advisers, Inc.

Mutual Discovery Securities Fund                Franklin Mutual Advisers, LLC
 (capital appreciation)

Mutual Shares Securities Fund                   Franklin Mutual Advisers, LLC
 (capital appreciation with income as a secondary goal)
Templeton Asset Strategy Fund                   Templeton Investment Counsel LLC

Templeton Developing Markets Securities Fund    Templeton Asset Management Ltd.

Templeton Global Income Securities Fund         Franklin Advisers, Inc.

Templeton Growth Securities Fund                Templeton Global Advisors Limited

Templeton International Securities Fund*        Templeton Investment Counsel LLC

Templeton International Smaller Companies Fund  Templeton Investment Counsel LLC

THE PRUDENTIAL SERIES FUND, INC.:

SP Jennison International Growth Portfolio      Prudential Investments Fund Management, LLC Jennison Associates LLC

SP Strategic Partners Focused Growth Portfolio  Prudential Investments Fund Management, LLC Jennison Associates LLC

USALLIANZ VARIABLE INSURANCE

PRODUCTS TRUST:

USAllianz Aggressive Growth Fund                USAllianz Advisers, LLC                     Van Kampen Investment Advisory Corp.

USAllianz American Growth Fund                  USAllianz Advisers, LLC                     Fred Alger Management, Inc.

USAllianz Capital Growth Fund                   USAllianz Advisers, LLC                     Van Kampen Investment Advisory
Corp.

USAllianz Comstock Fund                         USAllianz Advisers, LLC                     Van Kampen Asset Management Inc.

USAllianz Growth and Income Fund                USAllianz Advisers, LLC                     Van Kampen Asset Management Inc.

USAllianz Strategic Growth Fund                 USAllianz Advisers, LLC                     Fred Alger Management, Inc.

USAllianz VIP Diversified Assets Fund           Allianz of America, Inc.

USAllianz VIP Fixed Income Fund                 Allianz of America, Inc.

USAllianz VIP Growth Fund                       Allianz of America, Inc.

VAN KAMPEN LIFE INVESTMENT TRUST

Van Kampen LIT Emerging Growth Portfolio        Van Kampen Asset Management Inc.




Shares of the Portfolios may be offered in connection with certain variable annuity contracts and variable life insurance policies of various insurance companies which may or may not be affiliated with Allianz Life. Certain Portfolios may also be sold directly to qualified plans. The investment advisers believe that offering their shares in this manner will not be disadvantageous to you.

Allianz Life may enter into certain arrangements under which it is reimbursed by the funds' advisers, distributors and/or affiliates for the administrative services which it provides to the Portfolios.

TRANSFERS

You can transfer money among the Variable Options. Currently you can make 12 transfers every Policy Year without charge while the insured is alive. If you make more than 12 transfers in a year, there is a transfer fee deducted. (We measure years from your Policy Date.) The fee is $25 per transfer or, if less, 2% of the amount transferred. The minimum amount which you can transfer is $500, or your entire value in the Variable Option.

You can make transfers by telephone only if you previously elected to do so in writing. Unless we are instructed otherwise, if you own the Policy with a joint owner we will accept instructions from either you or the other owner. We will use reasonable procedures to confirm that instructions given to us by telephone are genuine. If we fail to use such procedures, we may be liable for any losses due to unauthorized or fraudulent instructions. We record all telephone instructions.

We have not designed the Policy for use by professional market timing organizations or other persons using programmed, large, or frequent transfers. Such activity may be disruptive to a Portfolio. We reserve the right to reject any transfer request from any person, if in the Portfolio managers' judgment, a Portfolio would be unable to invest effectively in accordance with its investment objectives and policies, or would otherwise potentially be adversely affected.

SUBSTITUTION


Allianz Life may substitute one of the Variable Options you have selected with another Variable Option. We would not do this without the prior approval of the Securities and Exchange Commission, to the extent legally required. We will give you notice of our intention to do this. We may also limit further investment in or transfers to a Variable Option if marketing or tax considerations or investment considerations warrant.



4. EXPENSES
-------------------------------------------------------------------------------


There are charges and other expenses associated with the Policy that reduce the return on your investment in the Policy. These charges and expenses are:

INSURANCE CHARGES

Each business day we will make a deduction for the mortality and expense risk charge and the administrative charge.

MORTALITY AND EXPENSE RISK CHARGE. This charge is equal, on an annual basis, to 0.60% of the Policy Value of the Policy. This charge cannot be increased. This charge compensates us for assuming the mortality and expense risks under the Policy.

ADMINISTRATIVE CHARGE. This charge is equal, on an annual basis, to 0.15% of the Policy Value of the Policy. This charge cannot be increased. This charge compensates us for expenses we incur in the administration of the Policies.

COST OF INSURANCE CHARGE

This charge compensates us for insurance coverage provided since the last Processing Date.

The guaranteed cost of insurance charge is determined by multiplying the net amount at risk by the cost of insurance rate. The net amount at risk is the difference between the death benefit and the sum of your Cash Surrender Value and your loan account value. The cost of insurance rate is based upon the sex (in states where permitted), age and rate classification of the insured. The rate classification of the insured is determined through our underwriting process.

The Policy provides that for standard risks, the guaranteed cost of insurance rate is based on the Commissioners Standard 1980 Ordinary Male and Female, Smoker and Non-Smoker Mortality Tables last birthday (1980 CSO Tables). For substandard risks, the guaranteed cost of insurance rate is higher and will be based upon a multiple of the 1980 CSO Tables. The multiple is based on the insured's substandard rating. Tables setting forth the guaranteed cost of insurance rates are included in each Policy.

We can use rates that are less than the guaranteed cost of insurance rates shown in the Policy. We refer to these rates as the current cost of insurance rates. The current rates we currently use are approximately 75% of the 1980 CSO Tables. The current rates will never be more than the guaranteed maximum cost of insurance rates.

DEFERRED ISSUE CHARGE

When we receive your single premium payment, a Deferred Issue Charge of 7% of the premium is accrued. We deduct this charge in 10 equal annual deductions of 0.7% of the premium on Policy Anniversaries for the first 10 Policy Years. If you surrender the Policy before the full amount is deducted, the uncollected portion of this charge is deducted from the Policy Value. The total Deferred Issue Charge is 7.0% of the premium. The Deferred Issue Charge is for premium taxes (2.5% of the single-premium); sales charge (4.0% of the single-premium); and Policy issue charge (0.5% of the single-premium). For policies issued in the state of California only, the Deferred Issue Charge is for premium taxes (2.35% of the single-premium); sales charge (4.15% of the single-premium); and Policy issue charge (0.5% of the single-premium).

PREMIUM TAXES - Most states and certain jurisdictions, such as cities and counties, tax premium payments. Premium taxes vary from state to state and generally range from 2% to 3%. This charge does not apply in states that have no premium tax.

SALES CHARGE - This sales charge reimburses us for expenses incurred in connection with the promotion, sale and distribution of the Policy. This charge is not expected to cover all of our distribution costs. If this charge is insufficient to cover the distribution costs, we may make up the difference from our general assets and from the profit we expect from the Mortality and Expense Risk Charge.

POLICY ISSUE CHARGE - This charge is designed to cover the administrative expenses we incur in connection with issuing a Policy. Such expenses include initial underwriting review, medical examinations, inspection reports, attending physicians' statements, insurance underwriting costs, Policy issuance costs, establishing permanent Policy records, preparation of illustrations, preparation of riders and the initial confirmation of the transaction.

TRANSFER FEE

Currently you can make 12 free transfers every year. We measure a year from the Policy Date. If you make more than 12 transfers a year, we will deduct a transfer fee of $25, or 2% of the amount that is transferred, whichever is less. If we do assess a transfer fee, it will be deducted from the amount transferred.

Your initial allocation will not count in determining the transfer fee.

TAXES

We may assess a charge against a Policy for any taxes attributable to the Policy. We do not expect to incur such taxes.

PORTFOLIO EXPENSES

There are deductions from the assets of the various Portfolios for operating expenses (including management fees), which are summarized on the next page. See the accompanying fund prospectuses for a complete description.

FUND ANNUAL EXPENSES:

(As a percentage of the Portfolio's average net assets for the most recent fiscal year.) See the accompanying Portfolio prospectuses for more information.*

                                                                                               Total Fund
                                                                               Other Expenses   Expenses
                                                                               (after waivers/(after waivers/
                                                   Management        12b-1     reimbursements reimbursements
Portfolio                                             Fees           Fees        as noted)      as noted)
--------------------------------------------------------------------------------------------------------------

AIM V.I. Growth Fund.                                  .61%           --            .22%           .83%

Franklin Aggressive Growth Securities Fund, Class 11/2 .45%           --            .45%           .90%

Franklin Global Communications Securities Fund, Class13.48%           --            .04%           .52%

Franklin Global Health Care Securities Fund, Class 14  .57%           --            .21%           .78%

Franklin Growth and Income Securities Fund, Class 13   .48%           --            .02%           .50%

Franklin High Income Fund, Class 13                    .55%           --            .02%           .57%

Franklin Income Securities Fund, Class 13              .49%           --            .01%           .50%

Franklin Large Cap Growth Securities Fund, Class 13    .75%           --            .03%           .78%

Franklin Money Market Fund, Class 13                   .53%           --            .02%           .55%

Franklin Natural Resources Securities Fund, Class 13   .63%           --            .04%           .67%

Franklin Real Estate Fund, Class 13                    .58%           --            .02%           .60%

Franklin Rising Dividends Securities Fund, Class 13    .75%           --            .03%           .78%

Franklin S&P 500 Index Fund, Class 12                  .14%           --            .18%           .32%

Franklin Small Cap Fund, Class 14/5                    .49%           --            .28%           .77%

Franklin Technology Securities Fund, Class 11/2        .51%           --            .48%           .99%

Franklin U.S. Government Fund, Class 13                .51%           --            .01%           .52%

Franklin Value Securities Fund, Class 14               .58%           --            .26%           .84%

Franklin Zero Coupon Fund - 2005, Class 13             .63%           --            .03%           .66%

Franklin Zero Coupon Fund - 2010, Class 13             .63%           --            .02%           .65%

Mutual Discovery Securities Fund, Class 1              .80%           --            .22%          1.02%

Mutual Shares Securities Fund, Class 1                 .60%           --            .20%           .80%

SP Jennison International Growth Portfolio, Class 26   .85%          .25%           .54%          1.64%

SP Strategic Partners Focused Growth Portfolio, Class26.90%          .25%           .26%          1.41%

Templeton Asset Strategy Fund, Class 1                 .60%           --            .21%           .81%

Templeton Developing Markets Securities Fund, Class 1 1.25%           --            .31%          1.56%

Templeton Global Income Securities Fund, Class 13      .63%           --            .09%           .72%

Templeton Growth Securities Fund, Class 13             .81%           --            .07%           .88%

Templeton International Securities Fund, Class 1       .67%           --            .20%           .87%

Templeton International Smaller Companies Fund, Class 1.85%           --            .27%          1.12%

USAllianz Aggressive Growth Fund7                      .80%          .25%           .50%          1.55%

USAllianz American Growth Fund7                        .75%          .25%           .50%          1.50%

USAllianz Capital Growth Fund7                         .75%          .25%           .50%          1.50%

USAllianz Comstock Fund7                               .68%          .25%           .50%          1.43%

USAllianz Growth and Income Fund7                      .68%          .25%           .50%          1.43%

USAllianz Strategic Growth Fund7                       .85%          .25%           .50%          1.60%

USAllianz VIP Diversified Assets Fund8                 .55%          .25%           .20%          1.00%

USAllianz VIP Fixed Income Fund8                       .50%          .25%           .00%           .75%

USAllianz VIP Growth Fund8                             .65%          .25%           .00%           .90%

Van Kampen LIT Emerging Growth Portfolio, Class 2      .69%          .25%           .06%          1.00%



* The fee and expense information regarding the Portfolios was provided by the Portfolios.  Some of the Portfolios may pay service fees, which vary by Portfolio.  Except for the USAllianz VIP Trust , neither the Portfolios nor their Advisers are affiliated with
Allianz Life.


1. Operating expenses are annualized.

2. For the Franklin Aggressive Growth Securities,  Franklin S&P 500 Index and Franklin  Technology  Securities Funds, the managers and  administrator  have agreed in advance to waive or limit  their  respective  fees and to assume as their own  expense  certain expenses  otherwise  payable by the Funds so that total  annual  Fund  operating  expenses do not exceed  1.00%,  0.55% and 1.05%, respectively,  of average net assets for the current fiscal year. After December 31, 2001, the managers and  administrator may end this  arrangement at any time. The managers also have agreed in advance to make  estimated  reductions of 0.05%,  0.01% and 0.04%, respectively,  of their fees to reflect reduced services  resulting from the Funds' investment in a Franklin Templeton money fund.
The managers are required by the Funds' Board of Trustees and an order of the Securities  and Exchange  Commission to reduce their fees if the Funds invest in a Franklin  Templeton money fund.  Without these reductions,  the total annual fund operating expenses are estimated to be 0.95%, 0.33% and 1.03%, respectively.

3. The Fund administration fee is paid indirectly through the management fee.

4. For the Franklin  Global Health Care  Securities,  Franklin Small Cap and Franklin Value  Securities  Funds,  the managers have agreed in advance to make estimated reductions of 0.03%, 0.04% and 0.02%, respectively,  of their fees to reflect reduced services resulting from the Funds'  investment in a Franklin  Templeton  money fund.  These  reductions are required by the Funds' Board of
Trustees and an order of the  Securities  and Exchange  Commission.  Without  these  reductions,  the total annual fund  operating expenses are estimated to be 0.81%, 0.81% and 0.86%, respectively.

5. Total annual Fund operating expenses differ from the ratio of expenses to average net assets shown in the Financial  Highlights table  included in the Fund's Annual  Report to  Shareholders  for the fiscal year ended  December 31, 2000 because they have been restated due to a new management agreement effective May 1, 2000.


6. Because this is the first year of operation  for all "SP"  portfolios,  other  expenses  are  estimated  based on  management's projection  of  non-advisory  fee  expenses.  Each "SP"  portfolio  has  expense  reimbursements  in effect and the  charges  with reimbursement are reflected in the table. These estimated expense  reimbursements are voluntary and may be terminated at any time.
Without  reimbursement,  other and total operating  estimated  expenses would have been 0.45% and 1.70%,  respectively  for the SP
Jennison International Growth Portfolio and 0.85% and 2.15%, respectively for the SP Strategic Partners Focused Growth Portfolio.

7. The USAllianz  Aggressive Growth Fund,  USAllianz American Growth Fund, USAllianz Capital Growth Fund, USAllianz Comstock Fund,
USAllianz Growth and Income Fund, and the USAllianz Strategic Growth Fund commenced  operations as of the date of this prospectus.
The expenses  shown above for these  portfolios  are therefore  estimated for the current  fiscal year.  Certain  expenses will be assumed by the Adviser  and an annual  expense  limit has been  designated  by the  Adviser for each fund which  reduces the total expense amount listed in the table above. The annual expense limit that has been designated for each fund is as follows: USAllianz
Aggressive Growth Fund 1.25%,  USAllianz American Growth Fund 1.10%,  USAllianz Capital Growth Fund 1.20%, USAllianz Comstock Fund
1.20%, USAllianz Growth and Income Fund 1.10%, USAllianz Strategic Growth Fund 1.10%.


8. Certain expenses of the USAllianz VIP Funds have been assumed by the Adviser. Had those expenses not been assumed, total return would have been lower and total fund expenses would have been 1.79% for the  Diversified  Assets Fund,  1.76% for the Fixed Income
Fund, and 1.99% for the Growth Fund. There is no assurance that USAllianz will continue this policy in the future.




5. DEATH BENEFIT
-------------------------------------------------------------------------------

The primary purpose of the Policy is to provide death benefit protection on the life of your insured. Even if your Policy Value is $0, the Policy will not lapse if there is no Indebtedness under the Policy.

The death benefit is paid upon receipt of due proof of the insured's death. The death benefit is the greater of: 1) the Face Amount; or 2) the variable insurance amount as of the date we receive proof of death of the insured. After the issue date, the variable insurance amount will be your Policy Value, less the uncollected Deductions, multiplied by the net single premium factor for the insured's attained age as of such date. The table of net single premium factors is contained in Appendix B to this prospectus and is shown in your Policy. The Face Amount is determined on the date we issue your Policy. The variable insurance amount is the same as the Face Amount on that date. Thereafter the variable insurance amount will vary.

The amount payable for the death benefit is reduced by any Indebtedness and any accrued Deductions, and is increased by any amount due from riders. Payment of the death benefit may be delayed pending receipt of any applicable tax consents and/or forms from a state. Your Policy will terminate without value, as described in the grace period provision, if your Indebtedness is greater than the Policy Value less the uncollected Deductions.


6. TAXES
------------------------------------------------------------------------------


NOTE: We have prepared the following information on taxes as a general discussion of the subject. It is not intended as tax advice to any person. You should consult your own tax adviser about your own circumstances. We have included an additional discussion regarding taxes in Part II of this prospectus.

LIFE INSURANCE IN GENERAL

Life insurance, such as the Policy, is a means of providing for certain financial protections upon your death and setting aside money for future needs. Congress recognized the importance of such planning and provided special rules in the Internal Revenue Code (Code) for life insurance.

Simply stated, these rules provide that you will not be taxed on the earnings on the money held in your life insurance policy until you take the money out. The beneficiaries are not taxed when they receive the death proceeds upon the death of the insured. However, estate taxes may apply.

You, as the owner, will not be taxed on increases in the value of your Policy until a distribution occurs -- either as a surrender or as a loan. When you receive a distribution, you are taxed on the amount of the surrender that is earnings.

TAKING MONEY OUT OF YOUR POLICY

For tax purposes, your Policy will be treated as a modified endowment contract, unless under certain circumstances it was exchanged for a policy issued before June 21, 1988. Consequently, if you make a withdrawal or take a loan from your Policy, the Code treats it as first coming from earnings and then from your premiums. These earnings are included in taxable income.

The Code also provides that any amount received from an insurance policy which is included in income may be subject to a 10% penalty. The penalty will not apply if the income received is: 1) paid on or after the taxpayer reaches age 59 1/2, 2)paid if the taxpayer becomes totally disabled (as that term is defined in the Code); or 3) in a series of substantially equal payments made annually (or more frequently) for the life or life expectancy of the taxpayer. If you purchased a Policy in exchange for a policy issued prior to June 21, 1988, different tax rules may apply. See "Tax Status" in Part II for more details.

DIVERSIFICATION

The Code provides that the underlying investments for a variable life policy must satisfy certain diversification requirements in order to be treated as a life insurance contract. We believe that the portfolios are being managed so as to comply with the requirements.

Under current federal tax law, it is unclear as to the circumstances under which you, because of the degree of control you exercise over the underlying investments, and not us would be considered the owner of the shares of the investment portfolios. If you are considered the owner of the investments, it will result in the loss of the favorable tax treatment for the Policy. It is unknown to what extent owners are permitted to select portfolios, to make transfers among the portfolios or the number and type of portfolios owners may select from without being considered the owner of the shares. If guidance from the Internal Revenue Service is provided which is considered a new position, then the guidance would generally be applied prospectively. However, if such guidance is considered not to be a new position, it may be applied retroactively. This would mean that you, as the owner of the Policy, could be treated as the owner of the portfolios. Due to the uncertainty in this area, we reserve the right to modify the Policy in an attempt to maintain favorable tax treatment.


7. ACCESS TO YOUR MONEY
--------------------------------------------------------------------------------


The Cash Surrender Value in your Policy is available:
1) by making a complete surrender, or 2) by taking a loan from your Policy.

LOANS

You may borrow money from us while the Policy is still in force. The Policy is the only security we require for a Policy loan. You cannot borrow against your Policy until the end of the right to examine period and you cannot borrow if the Policy is in a grace period. Loans are considered distributions from the Policy for tax purposes and the portion of the loan that has come from earnings will be taxable to you and may be subject to a 10% penalty tax. Loan amounts are treated as coming first from earnings and then from premiums. See "Tax Status" in Part II for more details.

LOAN AMOUNT. The maximum loan amount is equal to 90% of the Policy Value less any uncollected Deductions.

The minimum loan amount is $1,000. If total loans equal or exceed the Policy Value, the Policy will terminate at the end of the grace period if an appropriate loan repayment is not made.

LOAN ACCOUNT. When you make a loan, a portion of your Policy Value equal to the loan will be transferred on a prorata basis from the portfolios to the loan account. The loan account is a portion of our general account that contains Policy Values attributable to Policy loans.

LOAN INTEREST. Loan interest due on the Policy loan accrues daily at a current rate of 4.75% per annum. The loan interest is due each Policy Anniversary and if not paid will become part of the loan. When that happens, a portion of the Policy Value equal to the loan interest due is transferred, on a prorata basis, from the portfolios to the loan account.

INTEREST CREDITED. Amounts held in the loan account are credited daily with interest, at a current rate of 4.0% per annum.

EFFECT OF LOAN. When you make a loan against your Policy, we will redeem Valuation Units from the portfolios equal to the loan request and transfer that amount to the loan account.

A Policy loan, whether or not repaid, will have a permanent effect on the Policy. This is because the loan account does not share in the investment results of the Portfolio(s). If it is not repaid, the Policy loan and accrued loan interest will reduce the amount of Policy Value. It will also reduce the amount payable at death because Indebtedness is deducted from the death benefit.

LOAN REPAYMENTS. You can repay all or part of a loan at any time while your Policy is in force and the insured is alive. The minimum loan repayment amount is $1,000. If you want to repay a loan in full, the loan repayment must equal the loan plus all the accrued loan interest. When you repay a loan, we will transfer the amount held in the loan account to the portfolios according to your most recent instructions.

Unless you tell us otherwise, any payment we receive from you will go first to pay any interest due and then to repay any loan.

TOTAL SURRENDER AND TERMINATION
OF THE POLICY

You can terminate your Policy by notifying us in writing. We will pay you the Cash Surrender Value. When that happens, the Policy will be terminated and there will be no other benefits. When you make a total surrender we deduct any uncollected Deductions. Partial surrenders are not allowed.

Your Policy will also terminate if the grace period has ended or the insured has died.


8. OTHER INFORMATION
-------------------------------------------------------------------------------


ILLUSTRATION OF POLICY VALUES

In order to help you understand how your Policy values would vary over time under different sets of assumptions, we will provide you with certain personalized illustrations upon request. These illustrations will be based upon hypothetical investment returns of the Portfolios not to exceed 12%, and will reflect the age and insurance risk characteristics of the Insured under your Policy and such factors as the specified faced amount, death benefit option, premium payment amounts and rates of return (within limits) that you request. The illustrations will reflect deductions for fund expenses and Policy charges including the annual insurance charge of 0.75%, the annual deferred issue charge and the cost of insurance charge. You can request such illustrations at any time. Illustrations requested after purchase of the Policy will also reflect the actual performance of your Portfolio allocations.

An example of such an illustration can be found in Appendix A of this Prospectus. This form of illustration is available to you upon request. There may be state-specific product features that make the illustration applicable to you differ from the form of illustration shown in the exhibit.

We will base personalized hypothetical illustrations on the arithmetic average of fund expenses, reflecting the fund expenses for the most recent fiscal year.

We may also provide individualized hypothetical illustrations of accumulation value, cash surrender value and death benefit based on historical investment returns of the funds. These illustrations will reflect deductions for fund expenses and Policy charges, including the deduction of the annual insurance charge of 0.75%, the annual deferred issue charge and the cost of insurance charge. We will base these hypothetical illustrations on the actual historical experience of the funds as if the Portfolios had been in existence and a Policy issued for the same periods as those indicated for the funds.

PERFORMANCE

The Company may also provide actual investment performance for the various Portfolios. This performance information will reflect the annual insurance charge of 0.75% and the portfolio expenses, but not the annual deferred issue charge or cost of insurance charge. Such performance may be shown from the inception date of the sub-account or, if earlier, from the inception date of the fund (adjusted for the contract expenses). An example of the actual investment performance of the investment options can be found in Appendix C of this Prospectus.

SPECIALIZED USES OF THE POLICY

Because the Policy provides for an accumulation of Cash Surrender Value as well as a Death Benefit, the Policy can be used for various individual and business financial planning purposes. Purchasing the Policy in part for such purposes entails certain risks. For example, certain circumstances may cause the Policy to lapse, such as poorer than expected Portfolio performance, policy loans or insufficient premium. Because the Policy is designed to provide benefits on a long-term basis, before purchasing a Policy for a specialized purpose a purchaser should consider whether the long-term nature of the Policy is consistent with the purpose for which it is being considered. Using a Policy for a specialized purpose may have tax consequences. See "Tax Status".

ALLIANZ LIFE

Allianz Life Insurance Company of North America (Allianz Life), 1750 Hennepin Avenue, Minneapolis, Minnesota 55403, was organized under the laws of the state of Minnesota in 1896. Allianz Life offers fixed and variable life insurance and annuities and group life, accident and health insurance. Allianz Life is licensed to do direct business in 49 states and the District of Columbia. Allianz Life is a wholly-owned subsidiary of Allianz Versicherugs-AG Holding.


USAllianz Investor Services, LLC is a wholly-owned subsidiary of Allianz Life. It provides marketing services and is the principal underwriter of the Policy. USAllianz Investor Services, LLC is reimbursed for expenses incurred in the distribution of the Policies.


Administration for the Policy is provided at our Service Office:

         USAllianz Service Center
         300 Berwyn Park
         P.O. Box 3031
         Berwyn, PA 19312-0031
         1-800-624-0197

THE SEPARATE ACCOUNT

We established a separate account, Allianz Life Separate Account A (Separate Account), to hold the assets that underlie the Policies.

The assets of the Separate Account are held in our name on behalf of the Separate Account and legally belong to us. However, those assets that underlie the Policies, are not chargeable with liabilities arising out of any other business we may conduct. All the income, gains and losses (realized or unrealized) resulting from those assets are credited to or against the Policies and not against any other policies we may issue.

DISTRIBUTOR

USAllianz Investor Services, LLC, 1750 Hennepin Ave., Minneapolis, MN 55403, acts as the distributor of the Policies. USAllianz Investor Services, LLC is an affiliate of Allianz Life.

Commissions will be paid to broker-dealers who sell the Policies. Broker-dealers will be paid commissions up to 6% of premiums and a trail commission up to 0.25% per year of the Policy Value after the first Policy Year. In addition, under certain circumstances, Allianz Life may pay certain sellers production bonuses which will take into account, among other things, the total premiums which have been paid under Policies associated with the broker-dealer. In addition, Allianz Life may pay certain sellers for other services not directly related to the sale of the Policies (such as special marketing support allowances).

Sometimes, we enter into an agreement with the broker-dealer to pay the broker-dealer persistency bonuses, in addition to the standard commission. A persistency bonus is paid as an additional commission to certain broker-dealers based on the value and length of time in force for the block of policies associated with the broker-dealer.

SUSPENSION OF PAYMENTS OR TRANSFERS

We may be required to suspend or postpone any payments or transfers for any period when:

1) the New York Stock Exchange is closed (other than customary weekend and holiday closings);

2)  trading on the New York Stock Exchange is restricted;

3) an emergency exists as a result of which disposal of shares of the Portfolios is not reasonably practicable or Allianz Life cannot reasonably value the shares of the Portfolios;

4) during any other period when the Securities and Exchange Commission, by order, so permits for the protection of owners.

OWNERSHIP

OWNER. You, as the owner of the Policy, have all of the rights under the Policy. If you die while the Policy is still in force and the insured is living, ownership passes to a successor owner or if none, then your estate becomes the owner.

JOINT OWNER. The Policy can be owned by joint owners. Authorization of both joint owners is required for all Policy changes except for telephone transfers.

BENEFICIARY. The beneficiary is the person(s) or entity you name to receive any death benefit. The beneficiary is named at the time the Policy is issued unless changed at a later date. Unless an irrevocable beneficiary has been named, you can change the beneficiary at any time before the insured dies. If there is an irrevocable beneficiary, all Policy changes except premium allocations and transfers require the consent of the beneficiary.

ASSIGNMENT.  You can transfer ownership of (assign) the Policy.


PART II - MORE INFORMATION
-------------------------------------------------------------------------------


MANAGEMENT OF ALLIANZ LIFE

As of May 1, 2001, the directors and executive officers of the Company and their principal occupations for the past 5 years are as follows:


NAME                                PRINCIPAL OCCUPATIONS DURING THE PAST FIVE YEARS
---------------------------------------------------------------------------------------------------------------------------


Robert W. MacDonald                 Chief Executive Officer and Director since October 1999. Previously Chief Executive
                                    Officer of LifeUSA.

Margery G. Hughes                   President and Chief Administrative Officer since October 1, 1999. Previously President and Chief Operating Officer.

Mark A. Zesbaugh                    Senior Vice President and Chief Financial Officer since October 1, 1999. Previously
                                    Executive Vice President, Chief Financial Officer, Treasurer, and Secretary at LifeUSA.

Lowell                              C. Anderson Chairman of the Board since
                                    October 1999. Previously President and Chief
                                    Executive Officer of Allianz Life since
                                    October 1988, retired on October 1, 1999.

Herbert F. Hansmeyer                Chairman, President and Chief Executive Officer of Allianz of America Corp. since
                                    1991. Member of the Board of Management of Allianz-AG, Munich, Germany, since 1994.

Dr. Gerhard G. Rupprecht            Chairman of the Board of Management - Allianz Lebensversicherungs, since 1979.

Michael P. Sullivan                 President and Chief Executive Officer of International Dairy Queen, Inc. since 1987.
                                    Chairman of the Board since January 1, 2001.

Suzanne J. Pepin                    Senior Vice President, Secretary and Chief Legal Officer since November 15, 2000.
                                    Previously Senior Counsel since October of 1993.

Paul M. Howman                      Vice President - Underwriting of Allianz Life since 1997. Previously Second Vice
                                    President at Allianz Life since 1995.

Robert S. James                     Senior Vice President - Marketing Development. Previously President of Individual
                                    Insurance Division since March 31, 1990.

Edward J. Bonach                    President - Special Markets Division of Allianz Life since October 1999. Previously
                                    Executive Vice President and Chief Financial Officer of Allianz Life, since 1993.

Rev. Dennis J. Dease                President, University of St. Thomas, St. Paul since July 1991.

James R. Campbell                   Chairman and Chief Executive Officer of Wells Fargo and Company since 1998. Previously
                                    President and Chief Executive Officer of Norwest Bank Minnesota since February 1988.

Robert M. Kimmitt                   Vice Chairman and President of Commerce One, Inc.  Previously, partner in the law firm of Wilmer, Cutler & Pickering.


ADMINISTRATION OF THE POLICIES

While we have primary responsibility for all administration of the Policies and the Separate Account, we have retained the services of Delaware Valley Financial Services, Inc. ("DVFS" or "USAllianz Service Center") pursuant to an Administrative Agreement. Such administrative services include issuance of the Policies and maintenance of Policy owners' records. We pay all charges and fees assessed by DVFS. DVFS serves as the administrator to various insurance companies offering variable and fixed annuity and variable life insurance contracts. Our ability to administer the Policies could be adversely affected should DVFS elect to terminate the Agreement.

VOTING

Pursuant to our view of present applicable law, we will vote the shares of the portfolios at special meetings of shareholders in accordance with instructions received from owners having a voting interest. We will vote shares for which we have not received instructions. We will vote all shares in the same proportion as the shares for which we have received instructions. We will vote our shares in the same manner. The funds do not hold regular meetings of shareholders.

If the Investment Company Act of 1940 or any regulation thereunder is amended or if the present interpretation thereof changes so as to permit us to vote the shares in our own right, we may elect to do so.

The voting interests of an owner is determined as follows:

o Owners may cast one vote for each $100 of Policy Value which is allocated to a portfolio on the record date. Fractional votes are counted.

o The number of shares which a person has a right to vote will be determined as of the date chosen by us.

o Each owner having a voting interest will receive periodic reports relating to the portfolios in which he or she has an interest, proxy material and a form with which to give such voting instructions.

DISREGARD OF VOTING INSTRUCTIONS. We may, when required to do so by state insurance authorities, vote shares of the funds without regard to instructions from owners. We will do this if such instructions would require the shares to be voted to cause a portfolio to make, or refrain from making, investments which would result in changes in the sub-classification or investment objectives of the portfolio. We may also disapprove changes in the investment policy initiated by owners or trustees/directors of the funds, if such disapproval:

o is reasonable and is based on a good faith determination by us that the change would violate state or federal law;

o the change would not be consistent with the investment objectives of the portfolios; or

o which varies from the general quality and nature of investments and investment techniques used by other funds with similar investment objectives underlying other variable contracts offered by us or of an affiliated company.

In the event we do disregard voting instructions, a summary of this action and the reasons for such action will be included in the next semi-annual report to owners.

THE SEPARATE ACCOUNT

We have established the separate account, Allianz Life Separate Account A (Separate Account), to hold the assets that underlie the Policies. Our Board of Directors adopted a resolution to establish the Separate Account under Minnesota insurance law on May 31, 1985. We have registered the Separate Account with the Securities and Exchange Commission as a unit investment trust under the Investment Company Act of 1940. The Separate Account is divided into Variable Options (also known as sub-accounts). Each Variable Option invests in one Portfolio.

The investment program of the Separate Account will not be changed without the approval by the Insurance Commissioner of the state of Minnesota. If required, the approval process is on file with the Commissioner of the state in which this Policy is issued.

If the New York Stock Exchange is closed (except for holidays and weekends) or trading is restricted due to an emergency as defined by the Securities and Exchange Commission so that we cannot value Valuation Units, we may postpone all procedures which require valuation of the Valuation Units until valuation is possible.

LEGAL OPINIONS


Leonard, Street and Deinard, Minneapolis, MN have provided legal advice on certain matters in connection with the issuance of the Policies.


MISSTATEMENT OF AGE OR SEX

If the age or sex of the insured(s) is incorrectly stated, the death benefit will be adjusted. This adjustment will reflect the death benefit that would have been provided by the last cost of insurance at the correct age and/or sex of the insured.

OUR RIGHT TO CONTEST

We cannot contest the validity of the Policy, except in the case of fraud after it has been in effect during the insured's lifetime for 2 years from the Policy Date. If the Policy is reinstated, the 2-year period is measured from the date of reinstatement. In addition, if the insured commits suicide in the 2-year period, or such period as specified in state law, the benefit payable is limited to premiums paid, less debt and less any surrenders.

SETTLEMENT OPTIONS

The Cash Surrender Value or the death proceeds may be paid in a lump sum or may be applied to one of the Settlement Options. The Settlement Options are:

Option 1:  Proceeds at Interest

Option 2:  Payments for a Definite Period

Option 3:  Life Annuity with Minimum Guarantee for Minimum Period

Option 4:  Payments for a Designated Amount

Option 5:  Life Annuity with Cash Refund

You or the beneficiary can select to have the Settlement Options payable on either a fixed or variable basis.

TAX STATUS

NOTE: The following description is based upon our understanding of current federal income tax law applicable to life insurance in general. We cannot predict the probability that any changes in such laws will be made. Purchasers are cautioned to seek competent tax advice regarding the possibility of such changes. Section 7702 of the Internal Revenue Code of 1986, as amended ("Code"), defines the term "life insurance contract" for purposes of the Code. We believe that the Policies to be issued will qualify as "life insurance contracts" under
Section 7702. We do not guarantee the tax status of the Policies. Purchasers bear the complete risk that the Policies may not be treated as "life insurance" under federal income tax laws. Purchasers should consult their own tax advisers. It should be further understood that the following discussion is not exhaustive and that special rules not described in this prospectus may be applicable in certain situations.

INTRODUCTION. The discussion contained herein is general in nature and is not intended as tax advice. Each person concerned should consult a competent tax adviser. No attempt is made to consider any applicable state or other tax laws. Moreover, the discussion herein is based upon Allianz Life's understanding of current federal income tax laws as they are currently interpreted. No representation is made regarding the likelihood of continuation of those current federal income tax laws or of the current interpretations by the Internal Revenue Service.

We are taxed as a life insurance company under the Code. For federal income tax purposes, the Separate Account is not a separate entity and its operations form a part of our operation.

DIVERSIFICATION. Section 817(h) of the Code imposes certain diversification standards on the underlying assets of variable life insurance policies. The Code provides that a variable life insurance policy will not be treated as life insurance for any period (and any subsequent period) for which the investments are not, in accordance with regulations prescribed by the United States Treasury Department ("Treasury Department"), adequately diversified. Disqualification of the Policy as a life insurance contract would result in imposition of federal income tax to the owner with respect to earnings allocable to the Policy prior to the receipt of payments under the Policy. The Code contains a safe harbor provision which provides that life insurance policies such as the Policies meet the diversification requirements if, as of the close of each quarter, the underlying assets meet the diversification standards for a regulated investment company and no more than fifty-five (55%) percent of the total assets consist of cash, cash items, U.S. Government securities and securities of other regulated investment companies. There is an exception for securities issued by the U.S. Treasury in connection with variable life insurance policies.

On March 2, 1989, the Treasury Department issued Regulations (Treas. Reg.
Section 1.817-5), which established diversification requirements for the investment portfolios underlying variable contracts such as the Policies. The Regulations amplify the diversification requirements for variable contracts set forth in the Code and provide an alternative to the safe harbor provision described above. Under the Regulations, an investment portfolio will be deemed adequately diversified if: (i) no more than 55% of the value of the total assets of the portfolio is represented by any one investment; (ii) no more than 70% of the value of the total assets of the portfolio is represented by any two investments; (iii) no more than 80% of the value of the total assets of the portfolio is represented by any three investments; and (iv) no more than 90% of the value of the total assets of the portfolio is represented by any four investments. For purposes of these Regulations, all securities of the same issuer are treated as a single investment.

The Code provides that, for purposes of determining whether or not the diversification standards imposed on the underlying assets of variable contracts by Section 817(h) of the Code are met, "each United States government agency or instrumentality shall be treated as a separate issuer".

We intend that each Portfolio underlying the Policies will be managed by the investment advisers in such a manner as to comply with these diversification requirements.

The Treasury Department has indicated that the diversification Regulations do not provide guidance regarding the circumstances where owner control of the investments of the Separate Account causes the owner to be treated as the owner of the assets of the Separate Account, thereby resulting in the loss of favorable tax treatment for the Policy. At this time it cannot be determined whether additional guidance will be provided and what standards may be contained in such guidance.

The amount of owner control which may be exercised under the Policy is different in some respects from the situations addressed in published rulings issued by the Internal Revenue Service in which it was held that the policy owner was not the owner of the assets of the separate account. It is unknown whether these differences, such as the owner's ability to transfer among investment choices or the number and type of investment choices available, would cause the owner to be considered as the owner of the assets of the Separate Account.

In the event any future guidance or ruling is considered to set forth a new position, such guidance or ruling will generally be applied only prospectively. However, if such ruling or guidance was not considered to set forth a new position, it may be applied retroactively resulting in the owner being retroactively determined to be the owner of the assets of the Separate Account.

Due to the uncertainty in this area, we reserve the right to modify the Policy in an attempt to maintain favorable tax treatment.

TAX TREATMENT OF THE POLICY. The Policy has been designed to comply with the definition of life insurance contained in Section 7702 of the Code. Although some interim guidance has been provided and proposed regulations have been issued, final regulations have not been adopted. Section 7702 of the Code requires that the amount of mortality and other expense charges be reasonable. In establishing these charges, we have relied on the interim guidance provided in IRS Notice 88-128 and proposed regulations issued on July 5, 1991. Currently, there is even less guidance as to a Policy issued on a substandard risk basis and thus it is even less clear whether a Policy issued on such basis would meet the requirements of Section 7702 of the Code.

While we have attempted to comply with Section 7702, the law in this area is very complex and unclear. There is a risk, therefore, that the Internal Revenue Service will not concur with our interpretations of Section 7702 that were made in determining such compliance. In the event the Policy is determined not to comply, it would not qualify for the favorable tax treatment usually accorded life insurance policies. Owners should consult their tax advisers with respect to the tax consequences of purchasing the Policy.

POLICY PROCEEDS. Loan proceeds and/or surrender payments from the Policies, including those resulting from the lapse of the Policy, are fully taxable to the extent of income in the Policy and may further be subject to an additional 10% federal income tax penalty. (See "Tax Treatment of Loans and Surrenders".) Otherwise, the Policy should receive the same federal income tax treatment as any other type of life insurance. As such, the death benefit thereunder is excludable from the gross income of the beneficiary under Section 101(a) of the Code. Furthermore, the owner is not deemed to be in constructive receipt of the Policy Value or Cash Surrender Value, including increments thereon, under a Policy until surrender thereof. If the death proceeds are to be paid under one of the Settlement Options, the payments will be pro rated between the amount attributable to the death benefit which will be excludable from the beneficiary's income and the amount attributable to interest which will be includable in the beneficiary's income.

Federal, state and local estate, inheritance and other tax consequences of ownership, or receipt of Policy proceeds, depend on the circumstances of each Policy owner or beneficiary. Owners and beneficiaries should consult their tax advisers.

TAX TREATMENT OF LOANS AND SURRENDERS. The Code alters the tax treatment accorded to loans and certain distributions from life insurance policies which are deemed to be "modified endowment contracts". The Policy's premium requirements are such that Policies issued on or after June 21, 1988 will be treated as modified endowment contracts. A Policy received in exchange for a modified endowment contract is also a modified endowment contract regardless of whether it meets the 7-pay test.

However, an exchange under Section 1035 of the Code of a life insurance policy entered into before June 21, 1988 for the Policy will not cause the Policy to be treated as a modified endowment contract if no additional premiums are paid.

A Policy, that was entered into prior to June 21, 1988, may be deemed to be a modified endowment contract if it is materially changed and fails to meet the 7-pay test. A Policy fails to meet the 7-pay test when the cumulative amount paid under the Policy at any time during the first 7 Policy Years exceeds the sum of the net level premiums which would have been paid on or before such time if the Policy provided for paid-up future benefits after the payment of 7 level annual premiums. A material change would include any increase in the future benefits provided under a Policy unless the increase is attributable to: (1) the payment of premiums necessary to fund the lowest death benefit and qualified additional benefits payable in the first seven Policy Years; or (2) the crediting of interest or other earnings (including policyholder dividends) with respect to such premiums.

Assuming that the Policy is treated as a modified endowment contract, surrenders and/or loan proceeds are taxable to the extent of income in the Policy. Such distributions are deemed to be on a last-in, first-out basis, which means the taxable income is distributed first. Loan proceeds and/or surrender payments may also be subject to an additional 10% federal income tax penalty applied to the income portion of such distribution. The penalty shall not apply, however, to any distribution: (1) made on or after the date on which the taxpayer reaches age 59 1/2 (2) which is attributable to the taxpayer becoming disabled (within the meaning of Section 72(m)(7) of the Code); or (3) which is part of a series of substantially equal periodic payments made not less frequently than annually for the life (or life expectancy) of the taxpayer or the joint lives (or joint life expectancies) of such taxpayer and his or her beneficiary. Furthermore, only under limited circumstances will interest paid on Policy loans be tax deductible.

If a Policy is not classified as a modified endowment contract, then any surrenders shall be treated first as a recovery of the investment in the Policy which would not be received as taxable income. However, if a distribution is the result of a reduction in benefits under the Policy within the first fifteen years after the Policy is issued in order to comply with Section 7702, such distribution will, under rules set forth in Section 7702, be taxed as ordinary income to the extent of income in the Policy.
Any loans from a Policy which is not classified as a modified endowment contract, will be treated as indebtedness of the Owner and not a distribution. Upon complete surrender or lapse of the Policy or when maturity benefits are paid, if the amount received plus the policy debt exceeds the total premiums paid that are not treated as previously surrendered by the Policy owner, the excess generally will be treated as ordinary income.

Policy owners should seek competent tax advice on the tax consequences of taking loans, making a total surrender or making any material modifications to their Policies.

TAX TREATMENT OF SETTLEMENT OPTIONS. Under the Code, a portion of the Settlement Option payments which are in excess of the death benefit proceeds are included in the Beneficiary's taxable income. Under a Settlement Option payable for the lifetime of the Beneficiary, the death benefit proceeds are divided by the Beneficiary's life expectancy (or joint life expectancy in the case of a joint and survivor option) and proceeds received in excess of these prorated amounts are included in taxable income. The value of the death benefit proceeds is reduced by the value of any period certain or refund guarantee. Under a fixed payment or fixed period option, the death benefit proceeds are prorated by dividing the proceeds over the payment period under the option. Any payments in excess of the prorated amount will be included in taxable income.

MULTIPLE POLICIES. The Code further provides that multiple modified endowment contracts that are issued within a calendar year period to the same owner by one company or its affiliates are treated as one modified endowment contract for purposes of determining the taxable portion of any loans or distributions. Such treatment may result in adverse tax consequences including more rapid taxation of the loans or distributed amounts from such combination of contracts. Policy owners should consult a tax adviser prior to purchasing more than one modified endowment contract in any calendar year period.

TAX TREATMENT OF ASSIGNMENTS. An assignment of a Policy or the change of ownership of a Policy may be a taxable event. Policy owners should therefore consult competent tax advisers should they wish to assign or change the owner of their Policies.

QUALIFIED PLANS. The Policies may be used in conjunction with certain qualified plans. Because the rules governing such use are complex, a purchaser should not do so until he has consulted a competent qualified plans consultant.

INCOME TAX WITHHOLDING. All distributions or the portion thereof which is includable in gross income of the Policy owner are subject to federal income tax withholding. However, the Policy owner in most cases may elect not to have taxes withheld. The Policy owner may be required to pay penalties under the estimated tax rules, if the Policy owner's withholding and estimated tax payments are insufficient.

REPORTS TO OWNERS

We will send to each owner semi-annual and annual reports of the Portfolios. Within 30 days after each Policy Anniversary, an annual statement will be sent to each owner. The statement will show the current amount of death benefit payable under the Policy, the current Policy Value, the current Cash Surrender Value, current debt and will show all transactions previously confirmed. The statement will also show premiums paid and all charges deducted during the Policy Year.

Confirmations will be mailed to Policy owners within seven days of the transaction of: (a) the receipt of premium; (b) any transfer between Portfolios;
(c) any loan, interest repayment, or loan repayment; (d) any surrender; (e) exercise of the free look privilege; and (f) payment of the death benefit under the Policy. Upon request a Policy owner shall be entitled to a receipt of premium payment.


To reduce expenses, only one copy of most financial reports and prospectuses, including reports and prospectuses for the Portfolios, will be mailed to your household, even if you or other persons in your household have more than one policy issued by Allianz Life or an affiliate. Call 1-800-542-5427 if you need additional copies of financial reports, prospectuses, or annual and semi-annual reports, or if you would like to receive one copy for each policy in future mailings.


ALLIANZ LIFE PRIVACY NOTICE

This notice describes the privacy policy and practices followed by Allianz Life and affiliated companies. Your privacy is a high priority for us. Our business is to provide our customers with high-quality insurance products and services. In order for us to be able to provide these insurance products and services, we need to collect certain information from you. We are committed to maintaining the privacy of this information in accordance with applicable law.

Categories of non-public information that we collect

o Information we receive from you on insurance and annuity applications, claim forms or other forms such as your name, address, date and location of birth, marital status, sex, social security number, medical information, beneficiary information, etc.
o Information about your transactions with us, our affiliates or others such as premium payment history, tax information, investment information and accounting information; and
o Information we receive from consumer reporting agencies, such as your credit history.

Categories of non-public information that we disclose and parties to whom we disclose such information

o We may provide the non-public information that we collect to affiliated or nonaffiliated persons or entities involved in the underwriting, processing, servicing and marketing of your Allianz Life insurance and annuity products. We will not provide this information to a nonaffiliated third party unless we have a written agreement that requires the third party to protect the confidentiality of this information.

o We may have to provide the above described non-public information that we collect to authorized persons or entities to comply with a subpoena or summons by federal, state or local authorities and to respond to judicial process or regulatory authorities having jurisdiction over our company for examination, compliance or other purposes as required by law.

o We do not disclose any non-public personal information about our customers to anyone except as permitted or required by law.

Confidentiality and security of your non-public personal information

o We restrict access of non-public personal information about you to only those persons who need to know about that information to underwrite, process, service or market Allianz Life insurance products and services.

o We maintain physical, electronic, and procedural safeguards that comply with state and federal standards to guard your non-public personal information.

Information About Former Customers

Non-public information about our former customers is maintained by Allianz Life on a confidential and secure basis. If any such disclosure is made, it would be for reasons and under the conditions described in this notice. We do not disclose any non-public personal information about our former customers to anyone except as permitted or required by law.

Further Information

If you have any questions about our privacy policy, please write to us at Allianz Life Insurance Company of North America, 1750 Hennepin Avenue, Minneapolis, MN 55403-2195.


LEGAL PROCEEDINGS

There are no legal proceedings to which the Separate Account or the Distributor is a party or to which the assets of the Separate Account are subject. Allianz Life is not involved in any litigation that is of material importance in relation to its total assets or that relates to the Separate Account.

EXPERTS


The financial statements of Allianz Life Variable Account A and the consolidated financial statements of Allianz Life, as of, and for the year ended, December 31, 2000, included in this Prospectus have been audited by KPMG LLP, independent auditors, as indicated in their reports included in this prospectus, and are included herein, in reliance upon such reports and upon the authority of said firm as experts in accounting and auditing.


FINANCIAL STATEMENTS

The consolidated financial statements of Allianz Life that are included in this prospectus should be considered only as bearing upon our ability to meet our obligations under the Policy.








                         ALLIANZ LIFE VARIABLE ACCOUNT A
                                       OF
                 ALLIANZ LIFE INSURANCE COMPANY OF NORTH AMERICA

                              FINANCIAL STATEMENTS

                                DECEMBER 31, 2000

ALLIANZ LIFE VARIABLE ACCOUNT A
OF ALLIANZ LIFE INSURANCE COMPANY OF NORTH AMERICA

Independent Auditors' Report


The Board of Directors of Allianz Life Insurance Company of North America and Policyholders of Allianz Life Variable Account A:

We have audited the accompanying statements of assets and liabilities of the sub-accounts of Allianz Life Variable Account A as of December 31, 2000, and the related statements of operations and changes in net assets for each of the years in the three-year period then ended. These financial statements are the responsibility of the Variable Account's management. Our responsibility is to express an opinion on these financial statements based on our audits.

We conducted our audits in accordance with auditing standards generally accepted in the United States of America. Those standards require that we plan and perform the audit to obtain reasonable assurance about whether the financial statements are free of material misstatement. An audit includes examining, on a test basis, evidence supporting the amounts and disclosures in the financial statements. Investment securities held in custody for the benefit of the Variable Account were confirmed to us by AIM Variable Insurance Funds, Inc., The Alger American Fund, Franklin Templeton Variable Insurance Products Trust, and USAllianz Variable Insurance Products Trust. An audit also includes assessing the accounting principles used and significant estimates made by management, as well as evaluating the overall financial statement presentation. We believe that our audits provide a reasonable basis for our opinion.

In our opinion, the financial statements referred to above present fairly, in all material respects, the assets and liabilities of the sub-accounts of Allianz Life Variable Account A at December 31, 2000, and the results of their operations and the changes in their net assets for each of the years in the three-year period then ended, in conformity with accounting principles generally accepted in the United States of America.



                                                              KPMG LLP





Minneapolis, Minnesota
March 30, 2001

ALLIANZ LIFE VARIABLE ACCOUNT A
OF ALLIANZ LIFE INSURANCE COMPANY OF NORTH AMERICA
Financial Statements

STATEMENTS OF ASSETS AND LIABILITIES
DECEMBER 31, 2000

                                                                                                             FRANKLIN
                                                                         ALGER    FRANKLIN       FRANKLIN      GLOBAL    FRANKLIN
                                                              ALGER   AMERICAN  AGGRESSIVE         GLOBAL      HEALTH  GROWTH AND
                                                     AIM   AMERICAN  LEVERAGED      GROWTH COMMUNICATIONS        CARE      INCOME
                                             V.I. GROWTH     GROWTH     ALLCAP  SECURITIES     SECURITIES  SECURITIES  SECURITIES
                                                    FUND  PORTFOLIO  PORTFOLIO        FUND           FUND        FUND        FUND
---------------------------------------------------------------------------------------------------------------------------------
Assets:
 Investments at net asset value*                $283,021    232,736    144,928         110      1,663,502     203,641   3,259,246
---------------------------------------------------------------------------------------------------------------------------------
     Total assets                                283,021    232,736    144,928         110      1,663,502     203,641   3,259,246
---------------------------------------------------------------------------------------------------------------------------------
Liabilities:
 Accrued mortality and expense risk charges        1,544      1,292        936           -          6,786         810      26,077
 Accrued administrative charges                      386        323        234           -          1,697         202       6,519
---------------------------------------------------------------------------------------------------------------------------------
     Total liabilities                             1,930      1,615      1,170           -          8,483       1,012      32,596
---------------------------------------------------------------------------------------------------------------------------------
     Net assets                                 $281,091    231,121    143,758         110      1,655,019     202,629   3,226,650
---------------------------------------------------------------------------------------------------------------------------------
Policy owners' equity (note 6)                  $281,091    231,121    143,758         110      1,655,019     202,629   3,226,650
---------------------------------------------------------------------------------------------------------------------------------


*Investment shares                                11,403      4,924      3,735          15        129,154      12,021     189,933
 Investments at cost                            $368,570    305,124    204,010         166      2,415,247     150,040   3,261,792



                 See accompanying notes to financial statements.

ALLIANZ LIFE VARIABLE ACCOUNT A
OF ALLIANZ LIFE INSURANCE COMPANY OF NORTH AMERICA
Financial Statements (continued)

STATEMENTS OF ASSETS AND LIABILITIES (CONT.)
DECEMBER 31, 2000

                                                                      FRANKLIN              FRANKLIN              FRANKLIN
                                                           FRANKLIN  LARGE CAP   FRANKLIN    NATURAL   FRANKLIN     RISING
                                                FRANKLIN     INCOME     GROWTH      MONEY  RESOURCES       REAL  DIVIDENDS
                                             HIGH INCOME SECURITIES SECURITIES     MARKET SECURITIES     ESTATE SECURITIES
                                                    FUND       FUND       FUND       FUND       FUND       FUND       FUND
--------------------------------------------------------------------------------------------------------------------------
Assets:
 Investments at net asset value*              $1,181,896  1,193,163  1,248,917  1,309,980    386,721    664,318  1,107,616
--------------------------------------------------------------------------------------------------------------------------
     Total assets                              1,181,896  1,193,163  1,248,917  1,309,980    386,721    664,318  1,107,616
--------------------------------------------------------------------------------------------------------------------------
Liabilities:
 Accrued mortality and expense risk charges        1,756     12,398      1,234      7,830      2,128      6,195      9,706
 Accrued administrative charges                      439      3,100        308      1,957        532      1,549      2,426
--------------------------------------------------------------------------------------------------------------------------
     Total liabilities                             2,195     15,498      1,542      9,787      2,660      7,744     12,132
--------------------------------------------------------------------------------------------------------------------------
     Net assets                               $1,179,701  1,177,665  1,247,375  1,300,193    384,061    656,574  1,095,484
--------------------------------------------------------------------------------------------------------------------------
Policy owners' equity (note 6)                $1,179,701  1,177,665  1,247,375  1,300,193    384,061    656,574  1,095,484
--------------------------------------------------------------------------------------------------------------------------


*Investment shares                               138,395     81,168     59,387  1,309,980     26,095    38,048      83,720
 Investments at cost                          $1,661,730  1,210,724  1,063,351  1,309,980    281,936   576,554   1,144,093



                 See accompanying notes to financial statements.

ALLIANZ LIFE VARIABLE ACCOUNT A
OF ALLIANZ LIFE INSURANCE COMPANY OF NORTH AMERICA
Financial Statements (continued)

STATEMENTS OF ASSETS AND LIABILITIES (CONT.)
DECEMBER 31, 2000

                                                                                                       FRANKLIN   FRANKLIN
                                                                      FRANKLIN              FRANKLIN       ZERO       ZERO
                                                FRANKLIN  FRANKLIN  TECHNOLOGY   FRANKLIN U.S. VALUE     COUPON     COUPON
                                           S&P 500 INDEX  SMALL CAP SECURITIES GOVERNMENT SECURITIES     FUND -     FUND -
                                                    FUND       FUND      FUND       FUND        FUND       2005       2010
--------------------------------------------------------------------------------------------------------------------------
Assets:
 Investments at net asset value*                $553,035  1,772,971      9,550  1,094,381      5,152    387,607    455,031
--------------------------------------------------------------------------------------------------------------------------
     Total assets                                553,035  1,772,971      9,550  1,094,381      5,152    387,607    455,031
--------------------------------------------------------------------------------------------------------------------------
Liabilities:
 Accrued mortality and expense risk charges        1,595     10,504          4      2,390         78        418        444
 Accrued administrative charges                      399      2,626          1        598         20        104        111
--------------------------------------------------------------------------------------------------------------------------
     Total liabilities                             1,994     13,130          5      2,988         98        522        555
--------------------------------------------------------------------------------------------------------------------------
     Net assets                                 $551,041  1,759,841      9,545  1,091,393      5,054    387,085    454,476
--------------------------------------------------------------------------------------------------------------------------
Policy owners' equity (note 6)                  $551,041  1,759,841      9,545  1,091,393      5,054    387,085    454,476
--------------------------------------------------------------------------------------------------------------------------


*Investment shares                                57,250     83,434      1,259     83,160        523     24,408     27,578
 Investments at cost                            $595,273  1,836,829     13,592  1,040,431      4,411    303,777    438,064



                 See accompanying notes to financial statements.

ALLIANZ LIFE VARIABLE ACCOUNT A
OF ALLIANZ LIFE INSURANCE COMPANY OF NORTH AMERICA
Financial Statements (continued)

STATEMENTS OF ASSETS AND LIABILITIES (CONT.)
DECEMBER 31, 2000

                                                                               TEMPLETON   TEMPLETON
                                                  MUTUAL     MUTUAL  TEMPLETON DEVELOPING     GLOBAL  TEMPLETON TEMPLETON
                                               DISCOVERY     SHARES      ASSET    MARKETS     INCOME     GROWTH INTERNATIONAL
                                              SECURITIES SECURITIES   STRATEGY SECURITIES SECURITIES SECURITIES SECURITIES
                                                    FUND       FUND       FUND       FUND       FUND       FUND       FUND
--------------------------------------------------------------------------------------------------------------------------
Assets:
 Investments at net asset value*                $548,391  1,051,800    242,856    574,564    154,772  2,731,473  1,959,950
--------------------------------------------------------------------------------------------------------------------------
     Total assets                                548,391  1,051,800    242,856    574,564    154,772  2,731,473  1,959,950
--------------------------------------------------------------------------------------------------------------------------
Liabilities:
 Accrued mortality and expense risk charges          477      6,150        530      6,768      2,873     21,725     19,391
 Accrued administrative charges                      119      1,537        132      1,692        718      5,431     4,848
--------------------------------------------------------------------------------------------------------------------------
     Total liabilities                               596      7,687        662      8,460      3,591     27,156     24,239
--------------------------------------------------------------------------------------------------------------------------
     Net assets                                 $547,795  1,044,113    242,194    566,104    151,181  2,704,317  1,935,711
--------------------------------------------------------------------------------------------------------------------------
Policy owners' equity (note 6)                  $547,795  1,044,113    242,194    566,104    151,181  2,704,317  1,935,711
--------------------------------------------------------------------------------------------------------------------------


*Investment shares                                37,690     73,862     12,636    109,441     13,423    198,508    104,364
 Investments at cost                            $455,026    927,783    241,344    755,016    154,779  2,872,371  2,432,902



                 See accompanying notes to financial statements.

ALLIANZ LIFE VARIABLE ACCOUNT A
OF ALLIANZ LIFE INSURANCE COMPANY OF NORTH AMERICA
Financial Statements (continued)

STATEMENTS OF ASSETS AND LIABILITIES (CONT.)
DECEMBER 31, 2000

                                                          TEMPLETON TEMPLETON   USALLIANZ
                                                      INTERNATIONAL    PACIFIC        VIP
                                                            SMALLER     GROWTH DIVERSIFIED     TOTAL
                                                          COMPANIES SECURITIES     ASSETS        ALL
                                                               FUND      FUND        FUND      FUNDS
----------------------------------------------------------------------------------------------------
Assets:
 Investments at net asset value*                            $32,463    296,743     27,919 24,778,453
----------------------------------------------------------------------------------------------------
     Total assets                                            32,463    296,743     27,919 24,778,453
----------------------------------------------------------------------------------------------------
Liabilities:
 Accrued mortality and expense risk charges                     445      3,383        415    156,282
 Accrued administrative charges                                 111        846        104     39,069
----------------------------------------------------------------------------------------------------
     Total liabilities                                          556      4,229        519    195,351
----------------------------------------------------------------------------------------------------
     Net assets                                             $31,907    292,514     27,400 24,583,102
----------------------------------------------------------------------------------------------------
Policy owners' equity (note 6)                              $31,907    292,514     27,400 24,583,102
----------------------------------------------------------------------------------------------------


*Investment shares                                            3,017     39,252      2,775  2,960,557
 Investments at cost                                        $34,270    390,996     28,423 26,478,604



                 See accompanying notes to financial statements.

ALLIANZ LIFE VARIABLE ACCOUNT A
OF ALLIANZ LIFE INSURANCE COMPANY OF NORTH AMERICA
Financial Statements (continued)

STATEMENTS OF OPERATIONS
FOR THE YEARS ENDED DECEMBER 31, 2000, 1999, AND 1998

                                                                AIM V.I. GROWTH FUND      ALGER AMERICAN GROWTH PORTFOLIO
--------------------------------------------------------------------------------------------------------------------------
                                                            2000       1999       1998       2000       1999       1998
--------------------------------------------------------------------------------------------------------------------------
Investment income:
 Dividends reinvested in fund shares                       $     28          -          -          -          -          -
--------------------------------------------------------------------------------------------------------------------------
Expenses:
 Mortality and expense risk charges                           1,690         14          -      1,304         68          -
 Administrative charges                                         423          3          -        326         17          -
--------------------------------------------------------------------------------------------------------------------------
     Total expenses                                           2,113         17          -      1,630         85          -
--------------------------------------------------------------------------------------------------------------------------
     Investment income (loss), net                           (2,085)       (17)         -     (1,630)       (85)         -
Realized gains (losses) and unrealized
  appreciation (depreciation) on investments:
 Realized capital gain distributions on mutual funds            305          -          -     34,025          -          -
 Realized gains (losses) on sales of investments, net          (327)         1          -      1,220          -          -
--------------------------------------------------------------------------------------------------------------------------
     Realized gains (losses) on investments, net                (22)         1          -     35,245          -          -
  Net change in unrealized appreciation
   (depreciation) on investments                            (87,251)     1,702          -    (75,327)     2,939          -
--------------------------------------------------------------------------------------------------------------------------
     Total realized gains (losses) and unrealized
     appreciation (depreciation) on investments, net        (87,273)     1,703          -    (40,082)     2,939          -
--------------------------------------------------------------------------------------------------------------------------
Net increase (decrease) in net assets from operations      $(89,358)     1,686          -    (41,712)     2,854          -
--------------------------------------------------------------------------------------------------------------------------



                                                             ALGER AMERICAN LEVERAGED
                                                                 ALLCAP PORTFOLIO
-----------------------------------------------------------------------------------------
                                                               2000        1999      1998
-----------------------------------------------------------------------------------------
Investment income:
 Dividends reinvested in fund shares                              -          -          -
-----------------------------------------------------------------------------------------
Expenses:
 Mortality and expense risk charges                             886         50          -
 Administrative charges                                         221         13          -
-----------------------------------------------------------------------------------------
     Total expenses                                           1,107         63          -
-----------------------------------------------------------------------------------------
     Investment income (loss), net                           (1,107)       (63)         -
Realized gains (losses) and unrealized
  appreciation (depreciation) on investments:
 Realized capital gain distributions on mutual funds         14,709          -          -
     Realized gains (losses) on sales of investments, net      (941)         1          -
-----------------------------------------------------------------------------------------
Realized gains (losses) on investments, net                  13,768          1          -
  Net change in unrealized appreciation
   (depreciation) on investments                            (59,438)       356          -
-----------------------------------------------------------------------------------------
     Total realized gains (losses) and unrealized
     appreciation (depreciation) on investments, net        (45,670)       357          -
-----------------------------------------------------------------------------------------
Net increase (decrease) in net assets from operations       (46,777)       294          -
-----------------------------------------------------------------------------------------


                 See accompanying notes to financial statements.

                                       8

ALLIANZ LIFE VARIABLE ACCOUNT A
OF ALLIANZ LIFE INSURANCE COMPANY OF NORTH AMERICA
Financial Statements (continued)

STATEMENTS OF OPERATIONS (CONT.)
FOR THE YEARS ENDED DECEMBER 31, 2000, 1999, AND 1998

                                                               FRANKLIN AGGRESSIVE                FRANKLIN GLOBAL
                                                             GROWTH SECURITIES FUND        COMMUNICATIONS SECURITIES FUND
--------------------------------------------------------------------------------------------------------------------------
                                                               2000       1999       1998       2000       1999       1998
--------------------------------------------------------------------------------------------------------------------------
Investment income:
 Dividends reinvested in fund shares                           $  -          -          -     52,306     56,883     63,845
--------------------------------------------------------------------------------------------------------------------------
Expenses:
 Mortality and expense risk charges                               -          -          -      7,479     13,853     10,459
 Administrative charges                                           -          -          -      1,870      3,463      2,615
--------------------------------------------------------------------------------------------------------------------------
     Total expenses                                               -          -          -      9,349     17,316     13,074
--------------------------------------------------------------------------------------------------------------------------
Investment income (loss), net                                     -          -          -     42,957     51,567     50,771
Realized gains (losses) and unrealized
  appreciation (depreciation) on investments:
 Realized capital gain distributions on mutual funds              -          -          -    480,631    166,820     93,096
     Realized gains (losses) on sales of investments, net       (17)         -          -    23,4682     68,795     56,812
--------------------------------------------------------------------------------------------------------------------------
Realized gains (losses) on investments, net                     (17)         -          -   504,099     435,615    149,908
  Net change in unrealized appreciation
   (depreciation) on investments                                (56)         -          - (1,385,750)   183,386    (40,828)
--------------------------------------------------------------------------------------------------------------------------
     Total realized gains (losses) and unrealized
     appreciation (depreciation) on investments, net            (73)         -          -   (881,651)   619,001    109,080
--------------------------------------------------------------------------------------------------------------------------
Net increase (decrease) in net assets from operations          $(73)         -          -   (838,694)   670,568    159,851
--------------------------------------------------------------------------------------------------------------------------

                                                                 FRANKLIN GLOBAL
                                                           HEALTH CARE SECURITIES FUND
-----------------------------------------------------------------------------------------
                                                            2000       1999       1998
-----------------------------------------------------------------------------------------
Investment income:
 Dividends reinvested in fund shares                             38         75          -
-----------------------------------------------------------------------------------------
Expenses:
 Mortality and expense risk charges                           1,122        242         54
 Administrative charges                                         281         60         13
-----------------------------------------------------------------------------------------
     Total expenses                                           1,403        302         67
-----------------------------------------------------------------------------------------
Investment income (loss), net                                (1,365)      (227)       (67)
Realized gains (losses) and unrealized
  appreciation (depreciation) on investments:
 Realized capital gain distributions on mutual funds              -          -          -
     Realized gains (losses) on sales of investments, net     2,822       (162)         2
-----------------------------------------------------------------------------------------
Realized gains (losses) on investments, net                   2,822       (162)         2
  Net change in unrealized appreciation
   (depreciation) on investments                             53,733     (1,826)     1,694
-----------------------------------------------------------------------------------------
     Total realized gains (losses) and unrealized
     appreciation (depreciation) on investments, net         56,555     (1,988)     1,696
-----------------------------------------------------------------------------------------
Net increase (decrease) in net assets from operations        55,190     (2,215)     1,629
-----------------------------------------------------------------------------------------



                 See accompanying notes to financial statements.

                                       9

ALLIANZ LIFE VARIABLE ACCOUNT A
OF ALLIANZ LIFE INSURANCE COMPANY OF NORTH AMERICA
Financial Statements (continued)

STATEMENTS OF OPERATIONS (CONT.)
FOR THE YEARS ENDED DECEMBER 31, 2000, 1999, AND 1998

                                                               FRANKLIN GROWTH AND
                                                             INCOME SECURITIES FUND          FRANKLIN HIGH INCOME FUND
--------------------------------------------------------------------------------------------------------------------------
                                                            2000       1999       1998       2000       1999       1998
--------------------------------------------------------------------------------------------------------------------------
Investment income:
 Dividends reinvested in fund shares                       $198,000    122,075     86,614      5,951    379,407    160,598
--------------------------------------------------------------------------------------------------------------------------
Expenses:
 Mortality and expense risk charges                          19,247     21,089     16,628      5,668     10,123     10,568
 Administrative charges                                       4,812      5,272      4,157      1,417      2,531      2,642
--------------------------------------------------------------------------------------------------------------------------
     Total expenses                                          24,059     26,361     20,785      7,085     12,654     13,210
--------------------------------------------------------------------------------------------------------------------------
Investment income (loss), net                               173,941     95,714     65,829     (1,134)   366,753    147,388
Realized gains (losses) and unrealized
  appreciation (depreciation) on investments:
 Realized capital gain distributions on mutual funds        346,516    340,300    203,765          -     55,544      9,531
     Realized gains (losses) on sales of investments, net   (25,674)    23,652     27,735    (26,540)   (44,053)    29,193
--------------------------------------------------------------------------------------------------------------------------
Realized gains (losses) on investments, net                 320,842    363,952    231,500    (26,540)    11,491     38,724
  Net change in unrealized appreciation
   (depreciation) on investments                            (27,277)  (453,957)  (118,668)  (151,720)  (391,353)  (177,480)
--------------------------------------------------------------------------------------------------------------------------
     Total realized gains (losses) and unrealized
     appreciation (depreciation) on investments, net        293,565    (90,005)   112,832   (178,260)  (379,862)  (138,756)
--------------------------------------------------------------------------------------------------------------------------
Net increase (decrease) in net assets from operations      $467,506     5,709     178,661   (179,394)   (13,109)     8,632
--------------------------------------------------------------------------------------------------------------------------




                                                         FRANKLIN INCOME SECURITIES FUND
-----------------------------------------------------------------------------------------
                                                            2000       1999       1998
-----------------------------------------------------------------------------------------
Investment income:
 Dividends reinvested in fund shares                        153,054    127,089    111,419
-----------------------------------------------------------------------------------------
Expenses:
 Mortality and expense risk charges                          13,419      7,825      8,671
 Administrative charges                                       3,355      1,956      2,168
-----------------------------------------------------------------------------------------
     Total expenses                                          16,774      9,781     10,839
-----------------------------------------------------------------------------------------
Investment income (loss), net                               136,280    117,308    100,580
Realized gains (losses) and unrealized
  appreciation (depreciation) on investments:
 Realized capital gain distributions on mutual funds          5,117     45,538     26,313
     Realized gains (losses) on sales of investments, net   (13,227)  (115,178)     3,544
-----------------------------------------------------------------------------------------
Realized gains (losses) on investments, net                  (8,110)   (69,640)    29,857
  Net change in unrealized appreciation
   (depreciation) on investments                             27,941    (78,033)  (115,794)
-----------------------------------------------------------------------------------------
     Total realized gains (losses) and unrealized
     appreciation (depreciation) on investments, net         19,831   (147,673)   (85,937)
-----------------------------------------------------------------------------------------
Net increase (decrease) in net assets from operations       156,111    (30,365)    14,643
-----------------------------------------------------------------------------------------


                See accompanying notes to financial statements.

ALLIANZ LIFE VARIABLE ACCOUNT A
OF ALLIANZ LIFE INSURANCE COMPANY OF NORTH AMERICA
Financial Statements (continued)

STATEMENTS OF OPERATIONS (CONT.)
FOR THE YEARS ENDED DECEMBER 31, 2000, 1999, AND 1998

                                                                 FRANKLIN LARGE
                                                            CAP GROWTH SECURITIES FUND    FRANKLIN MONEY MARKET FUND
--------------------------------------------------------------------------------------------------------------------------
                                                            2000       1999       1998       2000       1999       1998
--------------------------------------------------------------------------------------------------------------------------
Investment income:
 Dividends reinvested in fund shares                        $ 4,996      2,787        833     80,545     71,180     62,012
--------------------------------------------------------------------------------------------------------------------------
Expenses:
 Mortality and expense risk charges                           6,830      4,139      1,287      7,778      9,461      7,539
 Administrative charges                                       1,707      1,035        322      1,944      2,365      1,885
--------------------------------------------------------------------------------------------------------------------------
     Total expenses                                           8,537      5,174      1,609      9,722     11,826      9,424
--------------------------------------------------------------------------------------------------------------------------
Investment income (loss), net                                (3,541)    (2,387)      (776)    70,823     59,354     52,588
Realized gains (losses) and unrealized
  appreciation (depreciation) on investments:
 Realized capital gain distributions on mutual funds         55,415          -          -          -          -          -
     Realized gains (losses) on sales of investments, net    21,294      2,133        989          -          -          -
--------------------------------------------------------------------------------------------------------------------------
Realized gains (losses) on investments, net                  76,709      2,133        989          -          -          -
  Net change in unrealized appreciation
   (depreciation) on investments                            (33,965)   185,307     34,912          -          -          -
--------------------------------------------------------------------------------------------------------------------------
     Total realized gains (losses) and unrealized
     appreciation (depreciation) on investments, net         42,744    187,440     35,901          -          -          -
--------------------------------------------------------------------------------------------------------------------------
Net increase (decrease) in net assets from operations       $39,203    185,053     35,125     70,823     59,354     52,588
--------------------------------------------------------------------------------------------------------------------------



                                                                 FRANKLIN NATURAL
                                                             RESOURCES SECURITIES FUND
-----------------------------------------------------------------------------------------
                                                               2000       1999       1998
-----------------------------------------------------------------------------------------
Investment income:
 Dividends reinvested in fund shares                          3,068      2,670      2,271
-----------------------------------------------------------------------------------------
Expenses:
 Mortality and expense risk charges                           3,159      1,368        461
 Administrative charges                                         790        342        115
-----------------------------------------------------------------------------------------
     Total expenses                                           3,949      1,710        576
-----------------------------------------------------------------------------------------
Investment income (loss), net                                  (881)      960       1,695
Realized gains (losses) and unrealized
  appreciation (depreciation) on investments:
 Realized capital gain distributions on mutual funds              -          -          -
     Realized gains (losses) on sales of investments, net    26,306    (11,396)    (8,058)
-----------------------------------------------------------------------------------------
Realized gains (losses) on investments, net                  26,306    (11,396)    (8,058)
  Net change in unrealized appreciation
   (depreciation) on investments                            103,385     57,915    (35,420)
-----------------------------------------------------------------------------------------
     Total realized gains (losses) and unrealized
     appreciation (depreciation) on investments, net        129,691     46,519    (43,478)
-----------------------------------------------------------------------------------------
Net increase (decrease) in net assets from operations       128,810     47,479    (41,783)
-----------------------------------------------------------------------------------------



                 See accompanying notes to financial statements.

ALLIANZ LIFE VARIABLE ACCOUNT A
OF ALLIANZ LIFE INSURANCE COMPANY OF NORTH AMERICA
Financial Statements (continued)

STATEMENTS OF OPERATIONS (CONT.)
FOR THE YEARS ENDED DECEMBER 31, 2000, 1999, AND 1998

                                                                                                  FRANKLIN RISING
                                                             FRANKLIN REAL ESTATE FUND       DIVIDENDS SECURITIES FUND
--------------------------------------------------------------------------------------------------------------------------
                                                            2000       1999       1998       2000       1999      1998
--------------------------------------------------------------------------------------------------------------------------
Investment income:
 Dividends reinvested in fund shares                       $ 40,201     48,690     26,119     38,180     17,581      9,265
--------------------------------------------------------------------------------------------------------------------------
Expenses:
 Mortality and expense risk charges                           4,341      2,727      3,282      5,992      7,013      5,177
 Administrative charges                                       1,085        682        821      1,498      1,753      1,294
--------------------------------------------------------------------------------------------------------------------------
     Total expenses                                           5,426      3,409      4,103      7,490      8,766      6,471
--------------------------------------------------------------------------------------------------------------------------
Investment income (loss), net                                34,775     45,281     22,016     30,690      8,815      2,794
Realized gains (losses) and unrealized
  appreciation (depreciation) on investments:
 Realized capital gain distributions on mutual funds         23,929     67,468     16,168    161,217    176,138    113,543
     Realized gains (losses) on sales of investments, net    13,580   (179,615)    15,172    (46,203)  (157,350)     6,199
--------------------------------------------------------------------------------------------------------------------------
Realized gains (losses) on investments, net                  37,509   (112,147)    31,340    115,014     18,788    119,742
  Net change in unrealized appreciation
   (depreciation) on investments                             87,847     31,946   (179,557)    40,370   (153,361)   (77,635)
--------------------------------------------------------------------------------------------------------------------------
     Total realized gains (losses) and unrealized
     appreciation (depreciation) on investments, net        125,356    (80,201)  (148,217)   155,384   (134,573)    42,107
--------------------------------------------------------------------------------------------------------------------------
Net increase (decrease) in net assets from operations      $160,131    (34,920)  (126,201)   186,074   (125,758)    44,901
--------------------------------------------------------------------------------------------------------------------------



                                                           FRANKLIN S&P 500 INDEX FUND
-----------------------------------------------------------------------------------------
                                                          2000   1999    1998
-----------------------------------------------------------------------------------------
Investment income:
 Dividends reinvested in fund shares                            156          -          -
-----------------------------------------------------------------------------------------
Expenses:
 Mortality and expense risk charges                           2,130         26          -
 Administrative charges                                         533          6          -
-----------------------------------------------------------------------------------------
     Total expenses                                           2,663         32          -
-----------------------------------------------------------------------------------------
Investment income (loss), net                                (2,507)       (32)         -
Realized gains (losses) and unrealized
  appreciation (depreciation) on investments:
 Realized capital gain distributions on mutual funds              -          -          -
     Realized gains (losses) on sales of investments, net     1,498          -          -
-----------------------------------------------------------------------------------------
Realized gains (losses) on investments, net                   1,498          -          -
  Net change in unrealized appreciation
   (depreciation) on investments                            (43,782)     1,544          -
-----------------------------------------------------------------------------------------
     Total realized gains (losses) and unrealized
     appreciation (depreciation) on investments, net        (42,284)     1,544          -
-----------------------------------------------------------------------------------------
Net increase (decrease) in net assets from operations       (44,791)     1,512          -
-----------------------------------------------------------------------------------------



                 See accompanying notes to financial statements.

ALLIANZ LIFE VARIABLE ACCOUNT A
OF ALLIANZ LIFE INSURANCE COMPANY OF NORTH AMERICA
Financial Statements (continued)

STATEMENTS OF OPERATIONS (CONT.)
FOR THE YEARS ENDED DECEMBER 31, 2000, 1999, AND 1998

                                                                                                FRANKLIN TECHNOLOGY
                                                              FRANKLIN SMALL CAP FUND             SECURITIES FUND
--------------------------------------------------------------------------------------------------------------------------
                                                            2000       1999       1998       2000       1999       1998
--------------------------------------------------------------------------------------------------------------------------
Investment income:
 Dividends reinvested in fund shares                      $       -      4,439        386          -          -          -
--------------------------------------------------------------------------------------------------------------------------
Expenses:
 Mortality and expense risk charges                           8,307     11,584      3,458          4          -          -
 Administrative charges                                       2,077      2,896        865          1          -          -
--------------------------------------------------------------------------------------------------------------------------
     Total expenses                                          10,384     14,480      4,323          5          -          -
--------------------------------------------------------------------------------------------------------------------------
Investment income (loss), net                               (10,384)   (10,041)    (3,937)        (5)         -          -
Realized gains (losses) and unrealized
  appreciation (depreciation) on investments:
 Realized capital gain distributions on mutual funds        139,893        620     49,628          -          -          -
     Realized gains (losses) on sales of investments, net    36,877    346,621     (1,660)       (93)         -          -
--------------------------------------------------------------------------------------------------------------------------
Realized gains (losses) on investments, net                 176,770    347,241     47,968        (93)         -          -
  Net change in unrealized appreciation
   (depreciation) on investments                           (514,056)   472,910    (48,794)    (4,042)         -          -
--------------------------------------------------------------------------------------------------------------------------
     Total realized gains (losses) and unrealized
     appreciation (depreciation) on investments, net       (337,286)   820,151       (826)    (4,135)         -          -
--------------------------------------------------------------------------------------------------------------------------
Net increase (decrease) in net assets from operations     $(347,670)   810,110     (4,763)    (4,140)         -          -
--------------------------------------------------------------------------------------------------------------------------


                                                           FRANKLIN U.S. GOVERNMENT FUND
-----------------------------------------------------------------------------------------
                                                               2000       1999       1998
-----------------------------------------------------------------------------------------
Investment income:
 Dividends reinvested in fund shares                            928    152,061     64,457
-----------------------------------------------------------------------------------------
Expenses:
 Mortality and expense risk charges                           5,856      6,209      5,484
 Administrative charges                                       1,464      1,552      1,371
-----------------------------------------------------------------------------------------
Total expenses                                                7,320      7,761      6,855
-----------------------------------------------------------------------------------------
Investment income (loss), net                                (6,392)   144,300     57,602
Realized gains (losses) and unrealized
  appreciation (depreciation) on investments:
 Realized capital gain distributions on mutual funds              -          -          -
 Realized gains (losses) on sales of investments, net        (2,965)     6,118     17,179
-----------------------------------------------------------------------------------------
Realized gains (losses) on investments, net                  (2,965)     6,118     17,179
  Net change in unrealized appreciation
   (depreciation) on investments                            117,591   (167,882)   (18,101)
-----------------------------------------------------------------------------------------
Total realized gains (losses) and unrealized
      appreciation (depreciation) on investments, net       114,626   (161,764)      (922)
-----------------------------------------------------------------------------------------
Net increase (decrease) in net assets from operations       108,234    (17,464)    56,680
-----------------------------------------------------------------------------------------



                 See accompanying notes to financial statements.

ALLIANZ LIFE VARIABLE ACCOUNT A
OF ALLIANZ LIFE INSURANCE COMPANY OF NORTH AMERICA
Financial Statements (continued)

STATEMENTS OF OPERATIONS (CONT.)
FOR THE YEARS ENDED DECEMBER 31, 2000, 1999, AND 1998

                                                         FRANKLIN VALUE SECURITIES FUND  FRANKLIN ZERO COUPON FUND - 2000
--------------------------------------------------------------------------------------------------------------------------
                                                            2000       1999       1998      2000        1999       1998
--------------------------------------------------------------------------------------------------------------------------
Investment income:
Dividends reinvested in fund shares                          $   21         15          -     28,396     57,505     27,976
--------------------------------------------------------------------------------------------------------------------------
Expenses:
 Mortality and expense risk charges                              46         15          -      1,791      2,164      2,236
 Administrative charges                                          12          4          -        448        541        559
--------------------------------------------------------------------------------------------------------------------------
     Total expenses                                              58         19          -      2,239      2,705      2,795
--------------------------------------------------------------------------------------------------------------------------
Investment income (loss), net                                   (37)        (4)         -     26,157     54,800     25,181
Realized gains (losses) and unrealized
  appreciation (depreciation) on investments:
 Realized capital gain distributions on mutual funds              -          -          -      4,363      7,930      4,476
     Realized gains (losses) on sales of investments, net       (63)        (5)        (3)     5,533      1,819      4,953
--------------------------------------------------------------------------------------------------------------------------
Realized gains (losses) on investments, net                     (63)        (5)        (3)     9,896      9,749      9,429
  Net change in unrealized appreciation
   (depreciation) on investments                              1,233       (203)      (289)   (22,160)   (56,550)   (11,643)
--------------------------------------------------------------------------------------------------------------------------
     Total realized gains (losses) and unrealized
     appreciation (depreciation) on investments, net          1,170       (208)      (292)   (12,264)   (46,801)    (2,214)
--------------------------------------------------------------------------------------------------------------------------
Net increase (decrease) in net assets from operations        $1,133       (212)      (292)    13,893      7,999     22,967
--------------------------------------------------------------------------------------------------------------------------



                                                        FRANKLIN ZERO COUPON FUND - 2005
-----------------------------------------------------------------------------------------
                                                            2000       1999       1998
-----------------------------------------------------------------------------------------
Investment income:
Dividends reinvested in fund shares                             353     47,477     22,733
-----------------------------------------------------------------------------------------
Expenses:
 Mortality and expense risk charges                           2,445      2,161      2,431
 Administrative charges                                         611        540        608
-----------------------------------------------------------------------------------------
     Total expenses                                           3,056      2,701      3,039
-----------------------------------------------------------------------------------------
Investment income (loss), net                                (2,703)    44,776     19,694
Realized gains (losses) and unrealized
  appreciation (depreciation) on investments:
 Realized capital gain distributions on mutual funds          9,788      2,291      5,259
     Realized gains (losses) on sales of investments, net     2,975      1,717      2,463
-----------------------------------------------------------------------------------------
Realized gains (losses) on investments, net                  12,763      4,008      7,722
  Net change in unrealized appreciation
   (depreciation) on investments                             31,059    (74,447)    13,788
-----------------------------------------------------------------------------------------
     Total realized gains (losses) and unrealized
     appreciation (depreciation) on investments, net         43,822    (70,439)    21,510
-----------------------------------------------------------------------------------------
Net increase (decrease) in net assets from operations        41,119    (25,663)    41,204
-----------------------------------------------------------------------------------------



                 See accompanying notes to financial statements.

ALLIANZ LIFE VARIABLE ACCOUNT A
OF ALLIANZ LIFE INSURANCE COMPANY OF NORTH AMERICA
Financial Statements (continued)

STATEMENTS OF OPERATIONS (CONT.)
FOR THE YEARS ENDED DECEMBER 31, 2000, 1999, AND 1998

                                                                  FRANKLIN ZERO                  MUTUAL DISCOVERY
                                                               COUPON FUND - 2010                 SECURITIES FUND
--------------------------------------------------------------------------------------------------------------------------
                                                               2000       1999       1998       2000       1999       1998
--------------------------------------------------------------------------------------------------------------------------
Investment income:
 Dividends reinvested in fund shares                        $   425     70,880     25,369     15,499     13,135      5,534
--------------------------------------------------------------------------------------------------------------------------
Expenses:
 Mortality and expense risk charges                           2,842      3,057      2,862      3,401      3,044      2,229
 Administrative charges                                         711        764        716        850        761        557
--------------------------------------------------------------------------------------------------------------------------
     Total expenses                                           3,553      3,821      3,578      4,251      3,805      2,786
--------------------------------------------------------------------------------------------------------------------------
Investment income (loss), net                                (3,128)    67,059     21,791     11,248      9,330      2,748
Realized gains (losses) and unrealized
  appreciation (depreciation) on investments:
 Realized capital gain distributions on mutual funds          6,716     20,609      3,510          -          -      5,149
     Realized gains (losses) on sales of investments, net      (216)   (15,611)     2,415     10,104      1,014      5,744
--------------------------------------------------------------------------------------------------------------------------
Realized gains (losses) on investments, net                   6,500      4,998      5,925     10,104      1,014     10,893
  Net change in unrealized appreciation
   (depreciation) on investments                             65,817   (146,933)    27,536     28,641     87,371    (49,861)
--------------------------------------------------------------------------------------------------------------------------
     Total realized gains (losses) and unrealized
     appreciation (depreciation) on investments, net         72,317   (141,935)    33,461     38,745     88,385    (38,968)
--------------------------------------------------------------------------------------------------------------------------
Net increase (decrease) in net assets from operations       $69,189    (74,876)    55,252     49,993     97,715    (36,220)
--------------------------------------------------------------------------------------------------------------------------



                                                                  MUTUAL SHARES
                                                                 SECURITIES FUND
-----------------------------------------------------------------------------------------
                                                               2000       1999       1998
-----------------------------------------------------------------------------------------
Investment income:
 Dividends reinvested in fund shares                         27,055     31,535     11,623
-----------------------------------------------------------------------------------------
Expenses:
 Mortality and expense risk charges                           4,281      8,110      6,003
 Administrative charges                                       1,070      2,027      1,501
-----------------------------------------------------------------------------------------
Total expenses                                                5,351     10,137      7,504
-----------------------------------------------------------------------------------------
Investment income (loss), net                                21,704     21,398      4,119
Realized gains (losses) and unrealized
  appreciation (depreciation) on investments:
 Realized capital gain distributions on mutual funds         23,423          -     10,153
     Realized gains (losses) on sales of investments, net    18,963     57,630     10,137
-----------------------------------------------------------------------------------------
Realized gains (losses) on investments, net                  42,386     57,630     20,290
  Net change in unrealized appreciation
   (depreciation) on investments                             47,863     58,050    (35,219)
-----------------------------------------------------------------------------------------
     Total realized gains (losses) and unrealized
     appreciation (depreciation) on investments, net         90,249    115,680    (14,929)
-----------------------------------------------------------------------------------------
Net increase (decrease) in net assets from operations       111,953    137,078    (10,810)
-----------------------------------------------------------------------------------------


                 See accompanying notes to financial statements.

ALLIANZ LIFE VARIABLE ACCOUNT A
OF ALLIANZ LIFE INSURANCE COMPANY OF NORTH AMERICA
Financial Statements (continued)

STATEMENTS OF OPERATIONS (CONT.)
FOR THE YEARS ENDED DECEMBER 31, 2000, 1999, AND 1998

                                                                 TEMPLETON ASSET                TEMPLETON DEVELOPING
                                                                  STRATEGY FUND               MARKETS SECURITIES FUND
--------------------------------------------------------------------------------------------------------------------------
                                                            2000       1999       1998       2000       1999       1998
--------------------------------------------------------------------------------------------------------------------------
Investment income:
 Dividends reinvested in fund shares                        $   385     17,439     10,932      6,334     12,690     19,038
--------------------------------------------------------------------------------------------------------------------------
Expenses:
 Mortality and expense risk charges                           1,464      1,526      1,629      1,901      7,442      2,862
 Administrative charges                                         366        381        407        475      1,860        715
--------------------------------------------------------------------------------------------------------------------------
     Total expenses                                           1,830      1,907      2,036      2,376      9,302      3,577
--------------------------------------------------------------------------------------------------------------------------
Investment income (loss), net                                (1,445)    15,532      8,896      3,958      3,388     15,461
Realized gains (losses) and unrealized
  appreciation (depreciation) on investments:
 Realized capital gain distributions on mutual funds              -     16,486     13,002          -          -     61,907
     Realized gains (losses) on sales of investments, net      (116)       393     11,507    (15,322)   (36,364)   (23,346)
--------------------------------------------------------------------------------------------------------------------------
Realized gains (losses) on investments, net                    (116)    16,879     24,509    (15,322)   (36,364)    38,561
  Net change in unrealized appreciation
   (depreciation) on investments                             (3,389)   (16,541)   (31,637)  (242,509)   329,456   (198,108)
--------------------------------------------------------------------------------------------------------------------------
     Total realized gains (losses) and unrealized
     appreciation (depreciation) on investments, net         (3,505)       338     (7,128)  (257,831)   293,092   (159,547)
--------------------------------------------------------------------------------------------------------------------------
Net increase (decrease) in net assets from operations       $(4,950)    15,870      1,768   (253,873)   296,480   (144,086)
--------------------------------------------------------------------------------------------------------------------------



                                                                TEMPLETON GLOBAL
                                                              INCOME SECURITIES FUND
-----------------------------------------------------------------------------------------
                                                               2000       1999       1998
-----------------------------------------------------------------------------------------
Investment income:
 Dividends reinvested in fund shares                            260     17,513     12,826
-----------------------------------------------------------------------------------------
Expenses:
 Mortality and expense risk charges                           1,181      1,140      1,127
 Administrative charges                                         295        285        282
-----------------------------------------------------------------------------------------
     Total expenses                                           1,476      1,425      1,409
-----------------------------------------------------------------------------------------
Investment income (loss), net                                (1,216)    16,088     11,417
Realized gains (losses) and unrealized
  appreciation (depreciation) on investments:
 Realized capital gain distributions on mutual funds              -          -          -
     Realized gains (losses) on sales of investments, net    (2,572)   (19,414)      (315)
-----------------------------------------------------------------------------------------
Realized gains (losses) on investments, net                  (2,572)   (19,414)      (315)
  Net change in unrealized appreciation
   (depreciation) on investments                              8,475     (9,989)      (521)
-----------------------------------------------------------------------------------------
     Total realized gains (losses) and unrealized
     appreciation (depreciation) on investments, net          5,903    (29,403)      (836)
-----------------------------------------------------------------------------------------
Net increase (decrease) in net assets from operations         4,687    (13,315)    10,581
-----------------------------------------------------------------------------------------



                 See accompanying notes to financial statements.

ALLIANZ LIFE VARIABLE ACCOUNT A
OF ALLIANZ LIFE INSURANCE COMPANY OF NORTH AMERICA
Financial Statements (continued)

STATEMENTS OF OPERATIONS (CONT.)
FOR THE YEARS ENDED DECEMBER 31, 2000, 1999, AND 1998

                                                                TEMPLETON GROWTH              TEMPLETON INTERNATIONAL
                                                                 SECURITIES FUND                  SECURITIES FUND
--------------------------------------------------------------------------------------------------------------------------
                                                            2000       1999       1998       2000       1999       1998
--------------------------------------------------------------------------------------------------------------------------
Investment income:
 Dividends reinvested in fund shares                      $  46,542     48,676     39,344      1,254    118,404     55,115
--------------------------------------------------------------------------------------------------------------------------
Expenses:
 Mortality and expense risk charges                          12,701     22,604      9,684     9,526      16,444     10,176
 Administrative charges                                       3,175      5,651      2,421     2,381       4,111      2,544
--------------------------------------------------------------------------------------------------------------------------
Total expenses                                               15,876     28,255     12,105     11,907     20,555     12,720
--------------------------------------------------------------------------------------------------------------------------
Investment income (loss), net                                30,666     20,421     27,239    (10,653)    97,849     42,395
Realized gains (losses) and unrealized
  appreciation (depreciation) on investments:
 Realized capital gain distributions on mutual funds        306,592    235,493    143,312    547,674     57,531    110,714
 Realized gains (losses) on sales of investments, net       (16,475)   135,515     13,548    (40,863)   210,059      9,119
--------------------------------------------------------------------------------------------------------------------------
Realized gains (losses) on investments, net                 290,117    371,008    156,860    506,811    267,590    119,833
  Net change in unrealized appreciation
   (depreciation) on investments                           (296,523)    30,632    (70,051)  (622,167)    89,659    (97,026)
--------------------------------------------------------------------------------------------------------------------------
Total realized gains (losses) and unrealized
      appreciation (depreciation) on investments, net        (6,406)   401,640     86,809   (115,356)   357,249     22,807
--------------------------------------------------------------------------------------------------------------------------
Net increase (decrease) in net assets from operations     $  24,260    422,061    114,048   (126,009)   455,098     65,202
--------------------------------------------------------------------------------------------------------------------------



                                                              TEMPLETON INTERNATIONAL
                                                              SMALLER COMPANIES FUND
-----------------------------------------------------------------------------------------
                                                            2000       1999       1998
-----------------------------------------------------------------------------------------
Investment income:
 Dividends reinvested in fund shares                            574        736        488
-----------------------------------------------------------------------------------------
Expenses:
 Mortality and expense risk charges                             189        204         99
 Administrative charges                                          47         51         25
-----------------------------------------------------------------------------------------
     Total expenses                                             236        255        124
-----------------------------------------------------------------------------------------
Investment income (loss), net                                   338        481        364
Realized gains (losses) and unrealized
  appreciation (depreciation) on investments:
 Realized capital gain distributions on mutual funds              -          -        565
     Realized gains (losses) on sales of investments, net      (863)       (73)      (121)
-----------------------------------------------------------------------------------------
Realized gains (losses) on investments, net                    (863)       (73)       444
  Net change in unrealized appreciation
   (depreciation) on investments                               (828)     4,391     (4,295)
-----------------------------------------------------------------------------------------
     Total realized gains (losses) and unrealized
     appreciation (depreciation) on investments, net         (1,691)     4,318     (3,851)
-----------------------------------------------------------------------------------------
Net increase (decrease) in net assets from operations        (1,353)     4,799     (3,487)
-----------------------------------------------------------------------------------------



                 See accompanying notes to financial statements.

ALLIANZ LIFE VARIABLE ACCOUNT A
OF ALLIANZ LIFE INSURANCE COMPANY OF NORTH AMERICA
Financial Statements (continued)

STATEMENTS OF OPERATIONS (CONT.)
FOR THE YEARS ENDED DECEMBER 31, 2000, 1999, AND 1998

                                                                TEMPLETON PACIFIC                   USALLIANZ
                                                              GROWTH SECURITIES FUND         VIP DIVERSIFIED ASSETS FUND
--------------------------------------------------------------------------------------------------------------------------
                                                            2000       1999       1998       2000       1999       1998
--------------------------------------------------------------------------------------------------------------------------
Investment income:
 Dividends reinvested in fund shares                       $  3,195      4,339     10,966          -          -          -
--------------------------------------------------------------------------------------------------------------------------
Expenses:
 Mortality and expense risk charges                           2,229      3,239      1,388        415          -          -
 Administrative charges                                         557        810        347        104          -          -
--------------------------------------------------------------------------------------------------------------------------
     Total expenses                                           2,786      4,049      1,735        519          -          -
--------------------------------------------------------------------------------------------------------------------------
Investment income (loss), net                                   409        290      9,231       (519)         -          -
Realized gains (losses) and unrealized
  appreciation (depreciation) on investments:
 Realized capital gain distributions on mutual funds             -           -      3,337        164          -          -
     Realized gains (losses) on sales of investments, net   (13,042)   (38,203)   (38,525)       (11)         -          -
--------------------------------------------------------------------------------------------------------------------------
Realized gains (losses) on investments, net                 (13,042)   (38,203)   (35,188)       153          -          -
  Net change in unrealized appreciation
   (depreciation) on investments                            (92,072)   140,678     (7,500)      (504)         -          -
--------------------------------------------------------------------------------------------------------------------------
     Total realized gains (losses) and unrealized
     appreciation (depreciation) on investments, net       (105,114)   102,475    (42,688)      (351)         -          -
--------------------------------------------------------------------------------------------------------------------------
Net increase (decrease) in net assets from operations     $(104,705)   102,765    (33,457)      (870)         -          -
--------------------------------------------------------------------------------------------------------------------------



                                                                 TOTAL ALL FUNDS
-----------------------------------------------------------------------------------------
                                                            2000       1999       1998
-----------------------------------------------------------------------------------------
Investment income:
 Dividends reinvested in fund shares                        707,744  1,437,281    829,763
-----------------------------------------------------------------------------------------
Expenses:
 Mortality and expense risk charges                         139,624    166,941    115,794
 Administrative charges                                      34,906     41,732     28,950
-----------------------------------------------------------------------------------------
     Total expenses                                         174,530    208,673    144,744
-----------------------------------------------------------------------------------------
Investment income (loss), net                               533,214  1,228,608    685,019
Realized gains (losses) and unrealized
  appreciation (depreciation) on investments:
 Realized capital gain distributions on mutual funds      2,160,477  1,192,768    873,428
 Realized gains (losses) on sales of investments, net       (40,890)  438,044     144,683
-----------------------------------------------------------------------------------------
Realized gains (losses) on investments, net               2,119,587  1,630,812  1,018,111
  Net change in unrealized appreciation
   (depreciation) on investments                         (3,048,861)   127,167 (1,240,497)
-----------------------------------------------------------------------------------------
     Total realized gains (losses) and unrealized
     appreciation (depreciation) on investments, net       (929,274) 1,757,979   (222,386)
-----------------------------------------------------------------------------------------
Net increase (decrease) in net assets from operations      (396,060) 2,986,587    462,633
-----------------------------------------------------------------------------------------



                See accompanying notes to financial statements.

ALLIANZ LIFE VARIABLE ACCOUNT A
OF ALLIANZ LIFE INSURANCE COMPANY OF NORTH AMERICA
Financial Statements (continued)

STATEMENTS OF CHANGES IN NET ASSETS
FOR THE YEARS ENDED DECEMBER 31, 2000, 1999, AND 1998

                                                            AIM V.I. GROWTH FUND          ALGER AMERICAN GROWTH PORTFOLIO
--------------------------------------------------------------------------------------------------------------------------
                                                            2000       1999       1998       2000       1999       1998
--------------------------------------------------------------------------------------------------------------------------
Increase (decrease) in net assets:
 Operations:
  Investment income (loss), net                           $  (2,085)       (17)         -     (1,630)       (85)         -
  Realized gains (losses) on investments, net                   (22)         1          -     35,245          -          -
  Net change in unrealized appreciation
   (depreciation) on investments                            (87,251)     1,702          -    (75,327)     2,939          -
--------------------------------------------------------------------------------------------------------------------------
     Net increase (decrease) in net assets
       from operations                                      (89,358)     1,686          -    (41,712)     2,854          -
--------------------------------------------------------------------------------------------------------------------------
 Policy transactions (note 5):
  Purchase payments                                          33,410         60          -     25,800        290          -
  Transfers between funds                                   200,989    102,862          -    100,163    108,720          -
  Surrenders and terminations                                  (648)         -          -     (1,308)         -          -
  Policy loan transactions                                   45,929          3          -     47,581          3          -
  Other transactions (note 2)                               (13,819)       (23)         -    (11,196)       (74)         -
--------------------------------------------------------------------------------------------------------------------------
     Net increase (decrease) in net assets resulting
       from policy transactions                             265,861    102,902          -    161,040    108,939          -
--------------------------------------------------------------------------------------------------------------------------
Increase (decrease) in net assets                           176,503    104,588          -    119,328    111,793          -
Net assets at beginning of year                             104,588          -          -    111,793          -          -
--------------------------------------------------------------------------------------------------------------------------
Net assets at end of year                                  $281,091    104,588          -    231,121    111,793          -
--------------------------------------------------------------------------------------------------------------------------



                                                             ALGER AMERICAN LEVERAGED
                                                                ALLCAP PORTFOLIO
-----------------------------------------------------------------------------------------
                                                            2000       1999       1998
-----------------------------------------------------------------------------------------
Increase (decrease) in net assets:
 Operations:
  Investment income (loss), net                              (1,107)       (63)         -
  Realized gains (losses) on investments, net                13,768          1          -
  Net change in unrealized appreciation
   (depreciation) on investments                            (59,438)       356          -
-----------------------------------------------------------------------------------------
     Net increase (decrease) in net assets
       from operations                                      (46,777)       294          -
-----------------------------------------------------------------------------------------
 Policy transactions (note 5):
  Purchase payments                                          29,263        290          -
  Transfers between funds                                   170,811      6,349          -
  Surrenders and terminations                                   (87)         -          -
  Policy loan transactions                                   (4,117)         -          -
  Other transactions (note 2)                               (12,238)       (30)         -
-----------------------------------------------------------------------------------------
     Net increase (decrease) in net assets resulting
       from policy transactions                             183,632      6,609          -
-----------------------------------------------------------------------------------------
Increase (decrease) in net assets                           136,855      6,903          -
Net assets at beginning of year                               6,903          -          -
-----------------------------------------------------------------------------------------
Net assets at end of year                                   143,758      6,903          -
-----------------------------------------------------------------------------------------



See accompanying notes to financial statements.

ALLIANZ LIFE VARIABLE ACCOUNT A
OF ALLIANZ LIFE INSURANCE COMPANY OF NORTH AMERICA
Financial Statements (continued)

STATEMENTS OF CHANGES IN NET ASSETS (CONT.)
FOR THE YEARS ENDED DECEMBER 31, 2000, 1999, AND 1998

                                                               FRANKLIN AGGRESSIVE                FRANKLIN GLOBAL
                                                              GROWTH SECURITIES FUND      COMMUNICATIONS SECURITIES FUND
--------------------------------------------------------------------------------------------------------------------------
                                                            2000       1999       1998       2000       1999       1998
--------------------------------------------------------------------------------------------------------------------------
Increase (decrease) in net assets:
 Operations:
  Investment income (loss), net                                $  -            -        -     42,957     51,567     50,771
  Realized gains (losses) on investments, net                   (17)           -        -    504,099    435,615    149,908
  Net change in unrealized appreciation
   (depreciation) on investments                                (56)           -        - (1,385,750)   183,386    (40,828)
--------------------------------------------------------------------------------------------------------------------------
     Net increase (decrease) in net assets
       from operations                                          (73)           -        -   (838,694)   670,568    159,851
--------------------------------------------------------------------------------------------------------------------------
 Policy transactions (note 5):
  Purchase payments                                               -            -        -    110,078     91,957    104,584
  Transfers between funds                                       234            -        -    187,438     78,700    (38,007)
  Surrenders and terminations                                     -            -        -    (58,839)   (92,132)   (46,228)
  Policy loan transactions                                        -            -        -    (15,158)   (58,830)    32,511
  Other transactions (note 2)                                   (51)           -        -    (92,196)   (69,624)   (65,057)
--------------------------------------------------------------------------------------------------------------------------
Net increase (decrease) in net assets resulting
 from policy transactions                                       183            -        -    131,323    (49,929)   (12,197)
--------------------------------------------------------------------------------------------------------------------------
Increase (decrease) in net assets                               110            -        -   (707,371)   620,639    147,654
Net assets at beginning of year                                   -            -        -  2,362,390  1,741,751  1,594,097
--------------------------------------------------------------------------------------------------------------------------
Net assets at end of year                                      $110            -        -  1,655,019  2,362,390  1,741,751
--------------------------------------------------------------------------------------------------------------------------



                                                                 FRANKLIN GLOBAL
                                                            HEALTH CARE SECURITIES FUND
-----------------------------------------------------------------------------------------
                                                            2000       1999       1998
-----------------------------------------------------------------------------------------
Increase (decrease) in net assets:
 Operations:
  Investment income (loss), net                              (1,365)      (227)       (67)
  Realized gains (losses) on investments, net                 2,822       (162)         2
  Net change in unrealized appreciation
   (depreciation) on investments                             53,733     (1,826)     1,694
-----------------------------------------------------------------------------------------
     Net increase (decrease) in net assets
       from operations                                       55,190     (2,215)     1,629
-----------------------------------------------------------------------------------------
 Policy transactions (note 5):
  Purchase payments                                           9,532          -          -
  Transfers between funds                                    98,109     43,673      6,656
  Surrenders and terminations                                   (23)         -          -
  Policy loan transactions                                   (2,594)         -          -
  Other transactions (note 2)                                (5,702)    (1,606)       (20)
-----------------------------------------------------------------------------------------
     Net increase (decrease) in net assets resulting
       from policy transactions                              99,322     42,067      6,636
-----------------------------------------------------------------------------------------
Increase (decrease) in net assets                           154,512     39,852      8,265
Net assets at beginning of year                              48,117      8,265          -
-----------------------------------------------------------------------------------------
Net assets at end of year                                   202,629     48,117      8,265
-----------------------------------------------------------------------------------------



                See accompanying notes to financial statements.


ALLIANZ LIFE VARIABLE ACCOUNT A
OF ALLIANZ LIFE INSURANCE COMPANY OF NORTH AMERICA
Financial Statements (continued)

STATEMENTS OF CHANGES IN NET ASSETS (CONT.)
FOR THE YEARS ENDED DECEMBER 31, 2000, 1999, AND 1998
                                                 FRANKLIN GROWTH AND              FRANKLIN HIGH               FRANKLIN INCOME
                                              INCOME SECURITIES FUND              INCOME FUND                 SECURITIES FUND
------------------------------------------------------------------------------------------------------------------------------------
                                             2000       1999      1998       2000      1999      1998      2000      1999      1998
------------------------------------------------------------------------------------------------------------------------------------
Increase (decrease) in net assets:
 Operations:
  Investment income (loss), net        $  173,941     95,714    65,829     (1,134)  366,753   147,388   136,280   117,308   100,580
  Realized gains (losses)
   on investments, net                    320,842    363,952   231,500    (26,540)   11,491    38,724    (8,110)  (69,640)   29,857
     Net change in unrealized
     appreciation (depreciation)
     on investments                       (27,277)  (453,957) (118,668)  (151,720) (391,353) (177,480)   27,941   (78,033) (115,794)
------------------------------------------------------------------------------------------------------------------------------------
Net increase (decrease) in net assets
 from operations                          467,506      5,709   178,661   (179,394)  (13,109)    8,632   156,111   (30,365)   14,643
------------------------------------------------------------------------------------------------------------------------------------
Policy transactions (note 5):
  Purchase payments                       324,636    426,492   427,399     31,452    41,715    55,984   125,569   184,826   219,675
  Transfers between funds                (353,966)   160,733   282,965    (15,935) (340,702)  (12,125) (204,758) (229,489)  295,129
  Surrenders and terminations             (90,526)  (172,737)  (66,385)   (19,834)  (19,154)  (21,000)  (39,703) (146,257)  (50,336)
  Policy loan transactions                (13,798)   (33,949)  (31,446)    (1,996)  111,630  (168,452)    2,625   (33,988)  (12,262)
  Other transactions (note 2)            (181,752)  (217,639) (202,446)   (30,340)  (38,583)  (43,702)  (68,593)  (95,328) (101,921)
------------------------------------------------------------------------------------------------------------------------------------
     Net increase (decrease) in
      net assets resulting
      from policy transactions           (315,406)   162,900   410,087    (36,653) (245,094) (189,295) (184,860) (320,236)  350,285
------------------------------------------------------------------------------------------------------------------------------------
Increase (decrease) in net assets         152,100    168,609   588,748   (216,047) (258,203) (180,663)  (28,749) (350,601)  364,928
Net assets at beginning of year         3,074,550  2,905,941 2,317,193  1,395,748 1,653,951 1,834,614 1,206,414 1,557,015 1,192,087
------------------------------------------------------------------------------------------------------------------------------------
Net assets at end of year              $3,226,650  3,074,550 2,905,941  1,179,701 1,395,748 1,653,951 1,177,665 1,206,414 1,557,015
------------------------------------------------------------------------------------------------------------------------------------



                 See accompanying notes to financial statements.


ALLIANZ LIFE VARIABLE ACCOUNT A
OF ALLIANZ LIFE INSURANCE COMPANY OF NORTH AMERICA
Financial Statements (continued)

STATEMENTS OF CHANGES IN NET ASSETS (CONT.)
FOR THE YEARS ENDED DECEMBER 31, 2000, 1999, AND 1998
                                               FRANKLIN LARGE                       FRANKLIN                 FRANKLIN NATURAL
                                         CAP GROWTH SECURITIES FUND             MONEY MARKET FUND        RESOURCES SECURITIES FUND
------------------------------------------------------------------------------------------------------------------------------------
                                             2000       1999      1998       2000      1999      1998      2000      1999      1998
------------------------------------------------------------------------------------------------------------------------------------
Increase (decrease) in net assets:
 Operations:
  Investment income (loss), net         $  (3,541)    (2,387)     (776)    70,823     59,354    52,588     (881)      960     1,695
  Realized gains (losses)
    on investments, net                    76,709      2,133       989          -          -         -   26,306   (11,396)   (8,058)
  Net change in unrealized
   appreciation (depreciation)
   on investments                         (33,965)   185,307    34,912          -          -         -  103,385    57,915   (35,420)
------------------------------------------------------------------------------------------------------------------------------------
     Net increase (decrease)
       in net assets
       from operations                     39,203    185,053    35,125     70,823     59,354    52,588  128,810    47,479   (41,783)
------------------------------------------------------------------------------------------------------------------------------------
Policy transactions (note 5):
  Purchase payments                        30,535      2,228         -    106,149  1,449,209  3,668,991   10,460   11,095    13,268
  Transfers between funds                 306,708    415,799   194,912     58,039 (1,876,143)(2,423,871) (67,427) 158,751    59,479
  Surrenders and terminations             (11,993)         -         -   (203,639)    (5,222)   (54,872)  (4,636)  (4,568)   (5,593)
  Policy loan transactions                 (4,703)         -         -     18,991   (212,772)    (9,864)    (692)  (1,372)      789
  Other transactions (note 2)             (30,875)    (9,373)   (3,276)   (31,332)   (37,400)   (39,778) (11,318)  (7,584)   (6,590)
------------------------------------------------------------------------------------------------------------------------------------
     Net increase (decrease) in
       net assets resulting
       from policy transactions           289,672    408,654   191,636    (51,792)  (682,328) 1,140,606 (73,613)  156,322    61,353
------------------------------------------------------------------------------------------------------------------------------------
Increase (decrease) in net assets         328,875    593,707   226,761     19,031   (622,974) 1,193,194   55,197  203,801    19,570
Net assets at beginning of year           918,500    324,793    98,032  1,281,162  1,904,136    710,942  328,864  125,063   105,493
------------------------------------------------------------------------------------------------------------------------------------
Net assets at end of year              $1,247,375    918,500   324,793  1,300,193  1,281,162  1,904,136  384,061  328,864   125,063
------------------------------------------------------------------------------------------------------------------------------------



                 See accompanying notes to financial statements.

                                       22


ALLIANZ LIFE VARIABLE ACCOUNT A
OF ALLIANZ LIFE INSURANCE COMPANY OF NORTH AMERICA
Financial Statements (continued)

STATEMENTS OF CHANGES IN NET ASSETS (CONT.)
FOR THE YEARS ENDED DECEMBER 31, 2000, 1999, AND 1998

                                                     FRANKLIN                       FRANKLIN RISING                 FRANKLIN
                                                  REAL ESTATE FUND               DIVIDENDS SECURITIES FUND     S&P 500 INDEX FUND
------------------------------------------------------------------------------------------------------------------------------------
                                              2000       1999      1998       2000      1999      1998      2000      1999      1998
------------------------------------------------------------------------------------------------------------------------------------
Increase (decrease) in net assets:
 Operations:
  Investment income (loss), net           $ 34,775     45,281    22,016     30,690     8,815      2,794   (2,507)      (32)        -
  Realized gains (losses)
     on investments, net                    37,509   (112,147)   31,340    115,014    18,788    119,742    1,498         -         -
  Net change in unrealized
   appreciation (depreciation)
   on investments                           87,847     31,946  (179,557)    40,370  (153,361)   (77,635) (43,782)    1,544         -
------------------------------------------------------------------------------------------------------------------------------------
     Net increase (decrease)
       in net assets
       from operations                     160,131    (34,920) (126,201)   186,074  (125,758)    44,901  (44,791)    1,512         -
------------------------------------------------------------------------------------------------------------------------------------
Policy transactions (note 5):
  Purchase payments                         66,238     95,970   115,546    111,694   154,974    161,902   37,656       188         -
  Transfers between funds                 (115,448)    29,166    37,909   (126,040)  163,115    244,722  448,523   133,170         -
  Surrenders and terminations              (20,492)   (27,988)  (10,028)   (49,852)  (55,133)   (14,872)  (1,253)        -         -
  Policy loan transactions                  (1,933)    (4,008)   (4,950)    (6,627)   (7,676)    (4,345)  (2,604)        4         -
  Other transactions (note 2)              (42,031)   (50,794)  (55,881)   (71,484)  (86,406)   (78,620) (21,281)      (83)        -
------------------------------------------------------------------------------------------------------------------------------------
     Net increase (decrease)
       in net assets resulting
       from policy transactions           (113,666)    42,346    82,596   (142,309)  168,874    308,787  461,041   133,279         -
------------------------------------------------------------------------------------------------------------------------------------
Increase (decrease) in net assets           46,465      7,426   (43,605)    43,765    43,116    353,688  416,250   134,791         -
Net assets at beginning of year            610,109    602,683   646,288  1,051,719 1,008,603    654,915  134,791         -         -
------------------------------------------------------------------------------------------------------------------------------------
Net assets at end of year                 $656,574    610,109   602,683  1,095,484 1,051,719  1,008,603   551,041  134,791         -
------------------------------------------------------------------------------------------------------------------------------------



                 See accompanying notes to financial statements.

                                       23

ALLIANZ LIFE VARIABLE ACCOUNT A
OF ALLIANZ LIFE INSURANCE COMPANY OF NORTH AMERICA

Financial Statements (continued)
STATEMENTS OF CHANGES IN NET ASSETS (CONT.)
FOR THE YEARS ENDED DECEMBER 31, 2000, 1999, AND 1998
                                                   FRANKLIN                       FRANKLIN                        FRANKLIN
                                                SMALL CAP FUND             TECHNOLOGY SECURITIES FUND       U.S. GOVERNMENT FUND
-----------------------------------------------------------------------------------------------------------------------------------
                                             2000       1999      1998       2000      1999      1998      2000      1999      1998
-----------------------------------------------------------------------------------------------------------------------------------
Increase (decrease) in net assets:
 Operations:
  Investment income (loss), net       $   (10,384)   (10,041)   (3,937)        (5)        -         -    (6,392)  144,300    57,602
  Realized gains (losses)
     on investments, net                  176,770    347,241    47,968        (93)        -         -    (2,965)    6,118    17,179
  Net change in unrealized
     appreciation (depreciation)
     on investments                      (514,056)   472,910   (48,794)    (4,042)        -         -   117,591  (167,882)  (18,101)
-----------------------------------------------------------------------------------------------------------------------------------
     Net increase (decrease)
       in net assets
       from operations                   (347,670)   810,110    (4,763)    (4,140)        -         -   108,234   (17,464)   56,680
-----------------------------------------------------------------------------------------------------------------------------------
 Policy transactions (note 5):
  Purchase payments                       150,525    110,923   113,167      3,078         -         -    28,096    35,686    36,225
  Transfers between funds                 431,378     56,814   400,975     11,897         -         -     4,280   118,949     2,433
  Surrenders and terminations             (58,959)   (18,608)   (9,697)         -         -         -   (28,054)   (4,133)  (28,787)
  Policy loan transactions                 (7,636)    (7,020)     (575)         -         -         -     1,972    (5,749)   (7,674)
  Other transactions (note 2)            (103,527)   (66,249)  (47,188)    (1,290)        -         -   (27,533)  (31,127)  (28,339)
-----------------------------------------------------------------------------------------------------------------------------------
     Net increase (decrease)
       in net assets resulting
       from policy transactions           411,781     75,860   456,682     13,685         -         -   (21,239)  113,626   (26,142)
-----------------------------------------------------------------------------------------------------------------------------------
Increase (decrease) in net assets          64,111    885,970   451,919      9,545         -         -    86,995    96,162    30,538
Net assets at beginning of year         1,695,730    809,760   357,841          -         -         - 1,004,398   908,236   877,698
-----------------------------------------------------------------------------------------------------------------------------------
Net assets at end of year              $1,759,841  1,695,730   809,760      9,545         -         - 1,091,393 1,004,398   908,236
-----------------------------------------------------------------------------------------------------------------------------------



                 See accompanying notes to financial statements.

                                       24

ALLIANZ LIFE VARIABLE ACCOUNT A
OF ALLIANZ LIFE INSURANCE COMPANY OF NORTH AMERICA
Financial Statements (continued)

STATEMENTS OF CHANGES IN NET ASSETS (CONT.)
FOR THE YEARS ENDED DECEMBER 31, 2000, 1999, AND 1998


                                                      FRANKLIN                       FRANKLIN                     FRANKLIN
                                               VALUE SECURITIES FUND          ZERO COUPON FUND - 2000      ZERO COUPON FUND - 2005
----------------------------------------------------------------------------------------------------------------------------------
                                              2000       1999      1998       2000      1999      1998      2000      1999    1998
----------------------------------------------------------------------------------------------------------------------------------
Increase (decrease) in net assets:
 Operations:
  Investment income (loss), net              $ (37)        (4)        -     26,157    54,800    25,181    (2,703)   44,776  19,694
  Realized gains (losses)
    on investments, net                        (63)        (5)       (3)     9,896     9,749     9,429    12,763     4,008   7,722
  Net change in unrealized appreciation
   (depreciation) on investments             1,233       (203)     (289)   (22,160)  (56,550)  (11,643)   31,059   (74,447) 13,788
----------------------------------------------------------------------------------------------------------------------------------
     Net increase (decrease)
       in net assets
       from operations                       1,133       (212)     (292)    13,893     7,999    22,967    41,119   (25,663) 41,204
----------------------------------------------------------------------------------------------------------------------------------
Policy transactions (note 5):
  Purchase payments                             25          -         -          -         -         -         -         -       -
  Transfers between funds                   (1,755)     2,985     3,405   (313,038)        -         -   (11,096)        -       -
  Surrenders and terminations                  (88)         -         -    (49,071)        -    (9,045)        -         -       -
  Policy loan transactions                       -          -         -       (176)   (5,480)   (7,106)        -         -       -
  Other transactions (note 2)                  (72)       (60)      (15)    (2,865)   (3,818)   (4,490)   (3,850)   (4,393) (4,873)
----------------------------------------------------------------------------------------------------------------------------------
     Net increase (decrease)
       in net assets resulting
       from policy transactions             (1,890)     2,925     3,390   (365,150)   (9,298)  (20,641)  (14,946)   (4,393) (4,873)
----------------------------------------------------------------------------------------------------------------------------------
Increase (decrease) in net assets             (757)     2,713     3,098   (351,257)   (1,299)    2,326    26,173   (30,056) 36,331
Net assets at beginning of year              5,811      3,098         -    351,257   352,556   350,230   360,912   390,968 354,637
----------------------------------------------------------------------------------------------------------------------------------
Net assets at end of year                  $ 5,054      5,811     3,098          -   351,257   352,556   387,085   360,912 390,968
----------------------------------------------------------------------------------------------------------------------------------


                 See accompanying notes to financial statements.

                                       25



ALLIANZ LIFE VARIABLE ACCOUNT A
OF ALLIANZ LIFE INSURANCE COMPANY OF NORTH AMERICA
Financial Statements (continued)

STATEMENTS OF CHANGES IN NET ASSETS (CONT.)
FOR THE YEARS ENDED DECEMBER 31, 2000, 1999, AND 1998
                                                    FRANKLIN ZERO              MUTUAL DISCOVERY                MUTUAL SHARES
                                                 COUPON FUND - 2010             SECURITIES FUND                SECURITIES FUND
-----------------------------------------------------------------------------------------------------------------------------------
                                              2000       1999      1998      2000      1999      1998      2000      1999      1998
-----------------------------------------------------------------------------------------------------------------------------------
Increase (decrease) in net assets:
 Operations:
  Investment income (loss), net          $  (3,128)    67,059    21,791    11,248     9,330     2,748    21,704    21,398     4,119
  Realized gains (losses)
    on investments, net                      6,500      4,998     5,925    10,104     1,014    10,893    42,386    57,630    20,290
  Net change in unrealized appreciation
   (depreciation) on investments            65,817   (146,933)   27,536    28,641    87,371   (49,861)   47,863    58,050   (35,219)
-----------------------------------------------------------------------------------------------------------------------------------
     Net increase (decrease)
       in net assets
       from operations                      69,189    (74,876)   55,252    49,993    97,715   (36,220)  111,953   137,078   (10,810)
-----------------------------------------------------------------------------------------------------------------------------------
Policy transactions (note 5):
  Purchase payments                             11          -         -     2,010         -         -    71,550    85,752    74,363
  Transfers between funds                        4     17,617         -   (40,606)   47,820   155,186  (198,835)  (66,613)  214,033
  Surrenders and terminations                    -          -         -      (409)        -         -    (8,995)  (53,521)   (3,707)
  Policy loan transactions                    (224)      (211)   (1,739)     (272)     (184)  (56,263)   21,945       639  (111,671)
  Other transactions (note 2)               (5,867)    (7,354)   (6,849)   (9,859)   (8,537)   (7,963)  (43,572)  (51,904)  (41,817)
-----------------------------------------------------------------------------------------------------------------------------------
     Net increase (decrease)
       in net assets resulting
       from policy transactions             (6,076)    10,052    (8,588)  (49,136)   39,099    90,960  (157,907)  (85,647)  131,201
-----------------------------------------------------------------------------------------------------------------------------------
Increase (decrease) in net assets           63,113    (64,824)   46,664       857   136,814    54,740   (45,954)   51,431   120,391
Net assets at beginning of year            391,363    456,187   409,523   546,938   410,124   355,384 1,090,067 1,038,636   918,245
-----------------------------------------------------------------------------------------------------------------------------------
Net assets at end of year                 $454,476    391,363   456,187   547,795   546,938   410,124 1,044,113 1,090,067 1,038,636
-----------------------------------------------------------------------------------------------------------------------------------



                 See accompanying notes to financial statements.


                                       26

ALLIANZ LIFE VARIABLE ACCOUNT A
OF ALLIANZ LIFE INSURANCE COMPANY OF NORTH AMERICA
Financial Statements (continued)

STATEMENTS OF CHANGES IN NET ASSETS (CONT.)
FOR THE YEARS ENDED DECEMBER 31, 2000, 1999, AND 1998
                                                  TEMPLETON ASSET               TEMPLETON DEVELOPING          TEMPLETON GLOBAL
                                                   STRATEGY FUND              MARKETS SECURITIES FUND       INCOME SECURITIES FUND
-----------------------------------------------------------------------------------------------------------------------------------
                                             2000       1999      1998       2000      1999      1998      2000      1999      1998
-----------------------------------------------------------------------------------------------------------------------------------
Increase (decrease) in net assets:
 Operations:
  Investment income (loss), net          $ (1,445)    15,532     8,896      3,958     3,388    15,461    (1,216)   16,088    11,417
  Realized gains (losses)
    on investments, net                      (116)    16,879    24,509    (15,322)  (36,364)   38,561    (2,572)  (19,414)     (315)
  Net change in unrealized appreciation
   (depreciation) on investments           (3,389)   (16,541)  (31,637)  (242,509)  329,456  (198,108)    8,475    (9,989)     (521)
-----------------------------------------------------------------------------------------------------------------------------------
     Net increase (decrease)
       in net assets
       from operations                     (4,950)    15,870     1,768   (253,873)  296,480  (144,086)    4,687   (13,315)   10,581
-----------------------------------------------------------------------------------------------------------------------------------
Policy transactions (note 5):
  Purchase payments                           750      1,388     1,438    113,505   121,799   159,440    30,890    40,576    43,650
  Transfers between funds                    (151)         -     5,929    (91,761)   12,846     5,954   (34,319)   (6,299)    8,645
  Surrenders and terminations                (374)         -         -    (15,660)  (58,096)  (19,910)  (14,000)   (6,067)   (2,203)
  Policy loan transactions                   (299)      (249)  (77,494)   (10,671)   (5,057)  (16,461)     (915)   (5,426)   (4,262)
  Other transactions (note 2)              (4,124)    (4,265)   (4,852)   (48,263)  (58,605)  (56,866)  (15,580)  (18,386)  (18,506)
-----------------------------------------------------------------------------------------------------------------------------------
     Net increase (decrease)
       in net assets resulting
       from policy transactions            (4,198)    (3,126)  (74,979)   (52,850)   12,887    72,157   (33,924)    4,398    27,324
-----------------------------------------------------------------------------------------------------------------------------------
Increase (decrease) in net assets          (9,148)    12,744   (73,211)  (306,723)  309,367   (71,929)  (29,237)   (8,917)   37,905
Net assets at beginning of year           251,342    238,598   311,809    872,827   563,460   635,389   180,418   189,335   151,430
-----------------------------------------------------------------------------------------------------------------------------------
Net assets at end of year                $242,194    251,342   238,598    566,104   872,827   563,460   151,181   180,418   189,335
-----------------------------------------------------------------------------------------------------------------------------------


                 See accompanying notes to financial statements.

ALLIANZ LIFE VARIABLE ACCOUNT A
OF ALLIANZ LIFE INSURANCE COMPANY OF NORTH AMERICA
Financial Statements (continued)

STATEMENTS OF CHANGES IN NET ASSETS (CONT.)
FOR THE YEARS ENDED DECEMBER 31, 2000, 1999, AND 1998
                                                  TEMPLETON GROWTH           TEMPLETON INTERNATIONAL       TEMPLETON INTERNATIONAL
                                                  SECURITIES FUND                SECURITIES FUND           SMALLER COMPANIES FUND
------------------------------------------------------------------------------------------------------------------------------------
                                              2000       1999      1998       2000       1999      1998     2000     1999      1998
------------------------------------------------------------------------------------------------------------------------------------
Increase (decrease) in net assets:
 Operations:
  Investment income (loss), net           $ 30,666     20,421    27,239    (10,653)    97,849    42,395      338      481       364
  Realized gains (losses)
    on investments, net                    290,117    371,008   156,860    506,811    267,590   119,833     (863)     (73)      444
  Net change in unrealized appreciation
   (depreciation) on investments          (296,523)    30,632   (70,051)  (622,167)    89,659   (97,026)    (828)   4,391    (4,295)
------------------------------------------------------------------------------------------------------------------------------------
     Net increase (decrease)
       in net assets
       from operations                      24,260    422,061   114,048   (126,009)   455,098    65,202   (1,353)   4,799    (3,487)
------------------------------------------------------------------------------------------------------------------------------------
Policy transactions (note 5):
  Purchase payments                        295,194    303,315   318,275    258,394    311,731   343,054      197        -         -
  Transfers between funds                 (156,944)   521,326   262,188   (215,971)   (29,725)  214,070   (4,945)  16,263     9,480
  Surrenders and terminations              (44,456)   (97,718)  (42,480)   (61,698)  (170,512)  (77,537)      (9)       -         -
  Policy loan transactions                   3,884    (20,511)  (11,353)    13,375    (30,248)  (14,359)       -        -         -
  Other transactions (note 2)             (168,698)  (160,767) (144,669)  (140,472)  (155,117) (150,458)    (667)    (481)     (360)
------------------------------------------------------------------------------------------------------------------------------------
     Net increase (decrease)
       in net assets resulting
       from policy transactions            (71,020)   545,645   381,961   (146,372)   (73,871)  314,770   (5,424)  15,782     9,120
------------------------------------------------------------------------------------------------------------------------------------
Increase (decrease) in net assets          (46,760)   967,706   496,009   (272,381)   381,227   379,972   (6,777)  20,581     5,633
Net assets at beginning of year          2,751,077  1,783,371 1,287,362  2,208,092  1,826,865 1,446,893   38,684   18,103    12,470
------------------------------------------------------------------------------------------------------------------------------------
Net assets at end of year               $2,704,317  2,751,077 1,783,371  1,935,711  2,208,092 1,826,865   31,907   38,684    18,103
------------------------------------------------------------------------------------------------------------------------------------



                 See accompanying notes to financial statements.


ALLIANZ LIFE VARIABLE ACCOUNT A
OF ALLIANZ LIFE INSURANCE COMPANY OF NORTH AMERICA
Financial Statements (continued)

STATEMENTS OF CHANGES IN NET ASSETS (CONT.)
FOR THE YEARS ENDED DECEMBER 31, 2000, 1999, AND 1998
                                           TEMPLETON PACIFIC                  USALLIANZ
                                        GROWTH SECURITIES FUND       VIP DIVERSIFIED ASSETS FUND         TOTAL ALL FUNDS
-----------------------------------------------------------------------------------------------------------------------------------
                                         2000       1999      1998     2000      1999      1998      2000      1999      1998
-----------------------------------------------------------------------------------------------------------------------------------
Increase (decrease) in net assets:
 Operations:
  Investment income (loss), net        $  409        290     9,231     (519)        -        -     533,214   1,228,608      685,019
  Realized gains (losses)
    on investments, net               (13,042)   (38,203)  (35,188)     153         -        -   2,119,587   1,630,812    1,018,111
  Net change in unrealized
   appreciation (depreciation)
   on investments                     (92,072)   140,678    (7,500)    (504)        -        -  (3,048,861)    127,167   (1,240,497)
-----------------------------------------------------------------------------------------------------------------------------------
     Net increase (decrease)
       in net assets
       from operations               (104,705)   102,765   (33,457)    (870)        -        -    (396,060)  2,986,587      462,633
-----------------------------------------------------------------------------------------------------------------------------------
Policy transactions (note 5):
  Purchase payments                    69,233     73,542    91,236      359         -        -   2,076,289   3,544,006    5,948,197
  Transfers between funds             (69,227)    38,598   (25,732)   5,476         -        -       1,827    (314,715)     (95,665)
  Surrenders and terminations         (10,627)    (7,288)  (15,757)       -         -        -    (795,233)   (939,134)    (478,437)
  Policy loan transactions               (211)    (1,853)   (2,091)  22,905         -        -     104,581    (322,304)    (509,067)
  Other transactions (note 2)         (33,466)   (38,569)  (29,702)    (470)        -        -  (1,234,383) (1,224,179)  (1,144,238)
-----------------------------------------------------------------------------------------------------------------------------------
     Net increase (decrease)
       in net assets resulting
       from policy transactions       (44,298)    64,430    17,954   28,270         -        -     153,081     743,674    3,720,790
-----------------------------------------------------------------------------------------------------------------------------------
Increase (decrease) in net assets    (149,003)   167,195   (15,503)  27,400         -        -    (242,979)  3,730,261    4,183,423
Net assets at beginning of year       441,517    274,322   289,825        -         -        - 24,826,0812   1,095,820   16,912,397
-----------------------------------------------------------------------------------------------------------------------------------
Net assets at end of year            $292,514    441,517   274,322   27,400         -        - 24,583,102   24,826,081   21,095,820
-----------------------------------------------------------------------------------------------------------------------------------


                See accompanying notes to financial statements.

                                       29

ALLIANZ LIFE VARIABLE ACCOUNT A
OF ALLIANZ LIFE INSURANCE COMPANY OF NORTH AMERICA
Notes to Financial Statements
December 31, 2000


1. ORGANIZATION

Allianz Life Variable Account A (Variable Account) is a segregated investment account of Allianz Life Insurance Company of North America (Allianz Life) registered with the Securities and Exchange Commission as a unit investment trust pursuant to the provisions of the Investment Company Act of 1940 (as amended). The Variable Account was established on May 31, 1985 and commenced operations September 8, 1987. Accordingly, it is an accounting entity wherein all segregated account transactions are reflected.

The Variable Account's assets are the property of Allianz Life and are held for the benefit of the owners and other persons entitled to payments under variable life policies issued through the Variable Account and underwritten by Allianz Life. The assets of the Variable Account, equal to the reserves and other liabilities of the Variable Account, are not chargeable with liabilities that arise from any other business which Allianz Life may conduct.

The Variable Account's sub-accounts may invest, at net asset values, in one or more of select portfolios of the following investment advisers in accordance with the selection made by the contract owner. Not all portfolios are available as investment options for the products which comprise the Variable Account. The investment advisers for each portfolio are listed in the following table.

Portfolio                                                Investment Adviser
---------                                                ------------------
AIM V.I. Growth Fund                                     AIM Advisors, Inc.
Alger American Growth Portfolio                          Fred Alger Management, Inc.
Alger American Leveraged AllCap Portfolio                Fred Alger Management, Inc.
Franklin Aggressive Growth Securities Fund               Franklin Advisers, Inc.
Franklin Global Communications Securities Fund           Franklin Advisers, Inc.
Franklin Global Health Care Securities Fund              Franklin Advisers, Inc.
Franklin Growth and Income Securities Fund               Franklin Advisers, Inc.
Franklin High Income Fund                                Franklin Advisers, Inc.
Franklin Income Securities Fund                          Franklin Advisers, Inc.
Franklin Large Cap Growth Securities Fund                Franklin Advisers, Inc.
Franklin Money Market Fund                               Franklin Advisers, Inc.
Franklin Natural Resources Securities Fund               Franklin Advisers, Inc.
Franklin Real Estate Fund                                Franklin Advisers, Inc.
Franklin Rising Dividends Securities Fund                Franklin Advisory Services, LLC
Franklin S&P 500 Index Fund                              Franklin Advisers, Inc.
Franklin Small Cap Fund                                  Franklin Advisers, Inc.
Franklin Technology Securities Fund                      Franklin Advisers, Inc.
Franklin U.S. Government Fund                            Franklin Advisers, Inc.
Franklin Value Securities Fund                           Franklin Advisory Services, LLC
Franklin Zero Coupon Fund - 2005                         Franklin Advisers, Inc.
Franklin Zero Coupon Fund - 2010                         Franklin Advisers, Inc.
Mutual Discovery Securities Fund                         Franklin Mutual Advisers, LLC
Mutual Shares Securities Fund                            Franklin Mutual Advisers, LLC
Templeton Asset Strategy Fund                            Templeton Global Advisors Limited
Templeton Developing Markets Securities Fund             Templeton Asset Management Ltd.
Templeton Global Income Securities Fund                  Franklin Advisers, Inc.
Templeton Growth Securities Fund                         Templeton Global Advisors Limited
Templeton International Securities Fund                  Franklin Advisers, Inc.
Templeton International Smaller Companies Fund           Templeton Investment Counsel, Inc.
Templeton Pacific Growth Securities Fund                 Franklin Advisers, Inc.
USAllianz VIP Diversified Assets Fund*                   Allianz of America, Inc.
USAllianz VIP Fixed Income Fund*                         Allianz of America, Inc.
USAllianz VIP Growth Fund*                               Allianz of America, Inc.

* Portfolio contains class 2 shares which assess 12b-1 fees.

ALLIANZ LIFE VARIABLE ACCOUNT A
OF ALLIANZ LIFE INSURANCE COMPANY OF NORTH AMERICA
Notes to Financial Statements (continued)
December 31, 2000


2. SIGNIFICANT ACCOUNTING POLICIES


USE OF ESTIMATES
The preparation of financial statements in conformity with accounting principles generally accepted in the United States of America requires management to make estimates and assumptions that affect the reported amounts of assets and liabilities and disclosure of contingent assets and liabilities at the date of the financial statements and the reported amounts of revenues and expenses during the reporting period. Actual results could differ from those estimates.


INVESTMENTS
Investments of the Variable Account are valued daily at market value using net asset values provided by AIM Variable Insurance Funds, Inc., The Alger American Fund, the Franklin Templeton Variable Insurance Products Trust, and the USAllianz Variable Insurance Products Trust.

Realized investment gains include realized gain distributions received from the respective portfolios and gains on the sale of portfolio shares as determined by the average cost method. Realized gain distributions are reinvested in the respective portfolios. Dividend distributions received from the portfolios are reinvested in additional shares of the portfolios and are recorded as income to the Variable Account on the ex-dividend date.

A Fixed Account investment option is available to variable universal life policy owners. This account is comprised of equity and fixed income investments which are part of the general assets of Allianz Life. The liabilities of the Fixed Account are part of the general obligations of Allianz Life and are not included in the Variable Account. The guaranteed minimum rate of return on the Fixed Account is 3%.

The Franklin Aggressive Growth Securities Fund and Franklin Technology Securities Fund were added as available investment options on May 1, 2000. On November 12, 1999, the AIM VI Growth Fund, Alger American Growth Fund, Alger American Leveraged AllCap Fund, Franklin S&P 500 Index Fund, USAllianz VIP Diversified Assets Fund, USAllianz VIP Fixed Income Fund, and USAllianz VIP Growth Fund were added as available investment options. The Franklin Global Health Care Securities Fund and Franklin Value Securities Fund were added as available investment options on May 1, 1998.

During the years ended December 31, 2000 and 1999, several portfolios changed their name as summarized, with the effective date of the change, in the following table.

During the years ended December 31, 2000 and 1999, several portfolios changed their name as summarized, with the effective date of the change, in the following table.

Current Portfolio                                    Prior Portfolio Name                        Effective Date
-----------------                                    --------------------                        --------------

Franklin Global Communications Securities Fund       Franklin Global Utilities Securities Fund   November 15, 1999
Franklin Real Estate Fund                            Franklin Real Estate Securities Fund        November 15, 1999
Franklin Rising Dividends Securities Fund            Franklin Rising Dividends Fund              November 15, 1999
Franklin U.S. Government Fund                        Franklin U.S. Government Securities Fund    November 15, 1999
Franklin Large Cap Growth Securities Fund            Franklin Capital Growth Fund                December 15, 1999
Franklin Growth and Income Securities Fund           Franklin Growth and Income Fund             May 1, 2000
Templeton Asset Strategy Fund                        Templeton Global Asset Allocation Fund      May 1, 2000
Templeton Developing Markets Securities Fund         Templeton Developing Markets Equity Fund    May 1, 2000
Templeton Growth Securities Fund                     Templeton Global Growth Fund                May 1, 2000
Templeton International Securities Fund              Templeton International Equity Fund         May 1, 2000
Templeton Pacific Growth Securities Fund             Templeton Pacific Growth Fund               May 1, 2000

ALLIANZ LIFE VARIABLE ACCOUNT A
OF ALLIANZ LIFE INSURANCE COMPANY OF NORTH AMERICA
Notes to Financial Statements (continued)
December 31, 2000


2. SIGNIFICANT ACCOUNTING POLICIES (CONTINUED)

EXPENSES

ASSET BASED EXPENSES
A mortality and expense risk charge is deducted from the Variable Account on a daily basis equal, on an annual basis, to .60% of the daily net assets of the Variable Account.

An administrative charge is deducted from the Variable Account on a daily basis equal, on an annual basis, to .15% of the daily net assets of the Variable Account.


CONTRACT BASED EXPENSES
A cost of insurance charge is deducted against each policy by liquidating units. The amount of the charge is based upon age, sex, rate class and net amount at risk (death benefit less total cash surrender value). Total cost of insurance charges paid by the policy owners for the years ended December 31, 2000, 1999 and 1998 were $1,042,625, $1,024,902 and $939,693, respectively.

A deferred issue charge is deducted annually, at the end of the policy year, from each single premium variable life policy for the first ten policy years by liquidating units. The amount of the charge is 7% of the single premium consisting of 2.5% for premium taxes, 4% for sales charge and .5% for policy issue charge (in the State of California, 2.35%, 4.15% and .5%, respectively). If the policy is surrendered before the full amount is collected, the uncollected portion of this charge is deducted from the account value. Total deferred issue charges paid by the policy owners for years ended December 31, 2000, 1999 and 1998 were $48,565, $42,540, and $40,600, respectively.

A policy charge is deducted on each monthly anniversary date from each variable universal life policy by liquidating units. The amount of the charge is equal to 2.5% of each premium payment for premium taxes plus $20 per month for the first policy year and $9 per month guaranteed thereafter. Currently, Allianz Life has agreed to voluntarily limit the charge to $5 per month after the first policy year. Total policy charges paid by the policy owners for the years ended December 31, 2000, 1999 and 1998 were $143,193, $167,757, and $213,159, respectively.

Twelve free transfers are permitted each contract year. Thereafter, the fee is the lesser of $25 or 2% of the amount transferred. No transfer charges were paid by the policy owners during years ended December 31, 2000, 1999 and 1998, respectively. Net transfers (to)/from the Fixed Account during years ended December 31, 2000, 1999 and 1998 were $1,827, ($314,715), and ($95,665), respectively.

The cost of insurance, deferred issue, policy and transfer charges paid are reflected in the Statements of Changes in Net Assets as Other transactions.


3. FEDERAL INCOME TAXES

Operations of the Variable Account form a part of, and are taxed with, operations of Allianz Life, which is taxed as a life insurance company under the Internal Revenue Code.

Allianz Life does not expect to incur any federal income taxes in the operation of the Variable Account. If, in the future, Allianz Life determines that the Variable Account may incur federal income taxes, it may then assess a charge against the Variable Account for such taxes.

ALLIANZ LIFE VARIABLE ACCOUNT A
OF ALLIANZ LIFE INSURANCE COMPANY OF NORTH AMERICA
Notes to Financial Statements (continued)
December 31, 2000

4. PURCHASES AND SALES OF INVESTMENTS

The cost of purchases and proceeds from sales of investments for the year ended December 31, 2000 are as follows.

                                                         COST OF           PROCEEDS FROM
PORTFOLIO                                               PURCHASES              SALES
                                                     ---------------------------------------

AIM V.I. Growth Fund                                    $278,442              $12,449
Alger American Growth Portfolio                          223,935               28,969
Alger American Leveraged AllCap Portfolio                213,920               15,579
Franklin Aggressive Growth Securities Fund                   234                   51
Franklin Global Communications Securities Fund           897,578              240,813
Franklin Global Health Care Securities Fund              120,581               21,922
Franklin Growth and Income Securities Fund               721,381              503,354
Franklin High Income Fund                                 73,199              111,808
Franklin Income Securities Fund                          277,998              313,335
Franklin Large Cap Growth Securities Fund                441,720               99,436
Franklin Money Market Fund                               871,857              845,711
Franklin Natural Resources Securities Fund               103,951              177,815
Franklin Real Estate Fund                                109,726              160,875
Franklin Rising Dividends Securities Fund                408,269              354,248
Franklin S&P 500 Index Fund                              493,786               33,290
Franklin Small Cap Fund                                  739,404              195,484
Franklin Technology Securities Fund                       14,880                1,196
Franklin U.S. Government Fund                             57,632               85,088
Franklin Value Securities Fund                             4,318                6,188
Franklin Zero Coupon Fund - 2005                          10,141               18,145
Franklin Zero Coupon Fund - 2010                           7,156                9,692
Mutual Discovery Securities Fund                          29,552               67,488
Mutual Shares Securities Fund                            265,784              375,703
Templeton Asset Strategy Fund                                974                6,692
Templeton Developing Markets Securities Fund              85,045              134,478
Templeton Global Income Securities Fund                   20,837               54,915
Templeton Growth Securities Fund                         585,597              316,672
Templeton International Securities Fund                  713,392              317,278
Templeton International Smaller Companies  Fund           44,984               49,933
Templeton Pacific Growth Securities Fund                  74,846              119,251
USAllianz VIP Diversified Assets Fund                     34,719                1,862
USAllianz VIP Fixed Income Fund                             -                      -
USAllianz VIP Growth Fund                                   -                      -

ALLIANZ LIFE VARIABLE ACCOUNT A
OF ALLIANZ LIFE INSURANCE COMPANY OF NORTH AMERICA
Notes to Financial Statements (continued)
December 31, 2000


5. POLICY TRANSACTIONS - UNIT ACTIVITY

Transactions in units for each fund for the years ended December 31, 2000, 1999, and 1998, were as follows:
                                                                               FRANKLIN    FRANKLIN
                                                             ALGER   FRANKLIN    GLOBAL      GLOBAL    FRANKLIN
                                          AIM     ALGER  AMERICAN AGGRESSIVE  COMMUNI-      HEALTH  GROWTH AND  FRANKLIN   FRANKLIN
                                         V.I.  AMERICAN LEVERAGED     GROWTH   CATIONS        CARE      INCOME      HIGH     INCOME
                                       GROWTH    GROWTH    ALLCAP SECURITIES SECURITIES SECURITIES  SECURITIES    INCOME SECURITIES
                                         FUND PORTFOLIO PORTFOLIO       FUND       FUND       FUND        FUND      FUND       FUND
-----------------------------------------------------------------------------------------------------------------------------------
Units outstanding at December 31, 1997      -         -         -          -    51,056           -      58,217    74,683     47,169
Policy transactions:
 Purchase payments                          -         -         -          -     3,254           -      10,356     2,263      8,710
 Transfers between funds                    -         -         -          -    (1,327)        778       6,612      (511)    11,713
 Surrenders and terminations                -         -         -          -    (1,451)          -      (1,628)     (852)    (1,996)
 Policy loan transactions                   -         -         -          -     1,042           -        (754)   (6,603)      (481)
 Other transactions                         -         -         -          -    (2,025)         (2)     (4,902)   (1,762)    (4,044)
-----------------------------------------------------------------------------------------------------------------------------------
     Net increase (decrease)
       in units resulting from
       policy transactions                  -         -         -          -      (507)        776       9,684    (7,465)    13,902
-----------------------------------------------------------------------------------------------------------------------------------
Units outstanding at December 31, 1998      -         -         -          -    50,549         776      67,901    67,218     61,071
-----------------------------------------------------------------------------------------------------------------------------------
Policy transactions:
 Purchase payments                          6        27        24          -     2,513           -       9,794     1,690      7,313
 Transfers between funds                9,424    10,207       546          -     2,372       4,350       3,569   (13,852)    (9,019)
 Surrenders and terminations                -         -         -          -    (2,487)          -      (3,906)     (778)    (5,700)
 Policy loan transactions                   -         -         -          -    (1,632)          -        (776)    4,472     (1,326)
 Other transactions                        (2)       (7)       (3)         -    (1,783)       (176)     (4,992)   (1,561)    (3,782)
-----------------------------------------------------------------------------------------------------------------------------------
     Net increase (decrease)
       in units resulting from
       policy transactions              9,428    10,227       567          -    (1,017)      4,174       3,689   (10,029)   (12,514)
-----------------------------------------------------------------------------------------------------------------------------------
Units outstanding at December 31, 1999  9,428    10,227       567          -    49,532       4,950      71,590    57,189     48,557
-----------------------------------------------------------------------------------------------------------------------------------
Policy transactions:
 Purchase payments                      3,057     2,401     2,585          -     2,534         670       7,352     1,335      4,725
 Transfers between funds               16,754     9,105    14,072         21     3,840       7,097      (8,380)     (324)    (8,608)
 Surrenders and terminations              (61)     (113)       (8)         -    (1,346)         (2)     (2,009)     (839)    (2,375)
 Policy loan transactions               4,191     4,417      (315)         -      (340)       (155)       (305)      (85)       152
 Other transactions                    (1,262)   (1,042)   (1,072)        (6)   (2,139)       (390)     (4,095)   (1,297)    (2,578)
-----------------------------------------------------------------------------------------------------------------------------------
     Net increase (decrease)
       in units resulting from
       policy transactions             22,679    14,768    15,262         15     2,549       7,220      (7,437)   (1,210)    (8,684)
-----------------------------------------------------------------------------------------------------------------------------------
Units outstanding at
   December 31, 2000                   32,107    24,995    15,829         15    52,081      12,170      64,153    55,979     39,873
-----------------------------------------------------------------------------------------------------------------------------------



                                       34

ALLIANZ LIFE VARIABLE ACCOUNT A
OF ALLIANZ LIFE INSURANCE COMPANY OF NORTH AMERICA
Notes to Financial Statements (continued)
December 31, 2000


5. POLICY TRANSACTIONS - UNIT ACTIVITY (CONTINUED)


                                     FRANKLIN             FRANKLIN             FRANKLIN
                                    LARGE CAP  FRANKLIN    NATURAL  FRANKLIN     RISING   FRANKLIN   FRANKLIN   FRANKLIN   FRANKLIN
                                       GROWTH     MONEY  RESOURCES      REAL  DIVIDENDS    S&P 500      SMALL TECHNOLOGY       U.S.
                                   SECURITIES    MARKET SECURITIES    ESTATE SECURITIES      INDEX        CAP SECURITIES GOVERNMENT
                                         FUND      FUND       FUND      FUND       FUND       FUND       FUND       FUND       FUND
-----------------------------------------------------------------------------------------------------------------------------------
Units outstanding at
December 31, 1997                       7,386    43,767     8,354     19,569    31,403           -      23,599         -    39,400
Policy transactions:
 Purchase payments                          -   216,819     1,227      3,889     7,667           -       7,774         -    1,572
 Transfers between funds               13,340  (142,026)    4,888      1,042    11,079           -      26,906         -       45
 Surrenders and terminations                -    (3,319)     (544)      (354)     (668)          -        (631)        -    (1,237)
 Policy loan transactions                   -      (599)       57       (163)     (199)          -         (47)        -      (332)
 Other transactions                      (230)   (2,394)     (609)    (1,880)   (3,711)          -      (3,266)        -    (1,215)
-----------------------------------------------------------------------------------------------------------------------------------
     Net increase (decrease)
       in units resulting from
       policy transactions             13,110    68,481     5,019      2,534    14,168           -      30,736         -    (1,167)
-----------------------------------------------------------------------------------------------------------------------------------
Units outstanding at
December 31, 1998                      20,496   112,248    13,373     22,103    45,571           -      54,335         -    38,233
-----------------------------------------------------------------------------------------------------------------------------------
Policy transactions:
 Purchase payments                        121    63,552       994      3,616     7,371          18       6,412         -     1,517
 Transfers between funds               24,283   (88,436)   13,577      1,406     7,234      12,857       2,514         -     5,003
 Surrenders and terminations                -      (303)     (385)    (1,034)   (2,659)          -      (1,091)        -      (178)
 Policy loan transactions                   -   (12,282)     (121)      (148)     (360)          -        (330)        -      (245)
 Other transactions                      (541)   (2,142)     (648)    (1,924)   (4,136)         (8)     (3,631)        -    (1,327)
-----------------------------------------------------------------------------------------------------------------------------------
     Net increase (decrease)
       in units resulting from
       policy transactions             23,863   (39,611)   13,417      1,916     7,450      12,867       3,874         -     4,770
-----------------------------------------------------------------------------------------------------------------------------------
Units outstanding at
December 31, 1999                      44,359    72,637    26,790     24,019    53,021      12,867      58,209         -    43,003
-----------------------------------------------------------------------------------------------------------------------------------
Policy transactions:
 Purchase payments                      1,343     5,915       713      2,272     5,536       3,642       5,132       282     1,160
 Transfers between funds               13,772     2,914    (3,207)    (4,323)   (6,292)     43,825      13,434     1,110       174
 Surrenders and terminations             (505)  (10,521)     (332)      (718)   (2,458)       (118)     (1,717)        -    (1,177)
 Policy loan transactions                (209)    1,023       (52)       (58)     (318)       (243)       (260)        -        79
 Other transactions                    (1,366)   (1,870)     (816)    (1,455)   (3,523)     (2,075)     (3,530)     (126)   (1,137)
-----------------------------------------------------------------------------------------------------------------------------------
     Net increase (decrease)
       in units resulting from
       policy transactions             13,035    (2,539)   (3,694)    (4,282)   (7,055)     45,031      13,059     1,266      (901)
-----------------------------------------------------------------------------------------------------------------------------------
Units outstanding at
December 31, 2000                      57,394    70,098    23,096     19,737    45,966      57,898      71,268     1,266    42,102
-----------------------------------------------------------------------------------------------------------------------------------

                                       35

ALLIANZ LIFE VARIABLE ACCOUNT A
OF ALLIANZ LIFE INSURANCE COMPANY OF NORTH AMERICA
Notes to Financial Statements (continued)
December 31, 2000


5. POLICY TRANSACTIONS - UNIT ACTIVITY (CONTINUED)
                                               FRANKLIN  FRANKLIN   FRANKLIN                                   TEMPLETON  TEMPLETON
                                     FRANKLIN      ZERO      ZERO       ZERO     MUTUAL      MUTUAL TEMPLETON DEVELOPING     GLOBAL
                                        VALUE    COUPON    COUPON     COUPON  DISCOVERY      SHARES     ASSET    MARKETS     INCOME
                                   SECURITIES      FUND      FUND       FUND SECURITIES  SECURITIES  STRATEGY SECURITIES SECURITIES
                                         FUND    - 2000    - 2005     - 2010       FUND        FUND      FUND       FUND       FUND
-----------------------------------------------------------------------------------------------------------------------------------
Units outstanding at
December 31, 1997                           -    13,796    11,932     11,826     29,439      75,999    22,230     62,109     8,916
Policy transactions:
 Purchase payments                          -         -         -          -          -       6,140       102     18,632     2,504
 Transfers between funds                  401         -         -          -     11,424      16,707       445        714       502
 Surrenders and terminations                -      (346)        -          -          -        (307)        -     (2,188)     (129)
 Policy loan transactions                   -      (263)        -        (45)    (4,187)     (8,559)   (5,298)    (1,902)     (244)
 Other transactions                        (2)     (171)     (154)      (184)      (647)     (3,446)     (335)    (6,572)   (1,062)
-----------------------------------------------------------------------------------------------------------------------------------
     Net increase (decrease)
       in units resulting from
       policy transactions                399      (780)     (154)      (229)     6,590      10,535    (5,086)     8,684     1,571
-----------------------------------------------------------------------------------------------------------------------------------
Units outstanding at
December 31, 1998                         399    13,016    11,778     11,597     36,029      86,534    17,144     70,793    10,487
-----------------------------------------------------------------------------------------------------------------------------------
Policy transactions:
 Purchase payments                          -         -         -          -          -       6,655        97     12,797     2,351
 Transfers between funds                  351         -         -         36      3,795      (4,569)        -       (292)     (416)
 Surrenders and terminations                -         -         -          -          -      (3,954)        -     (5,532)     (354)
 Policy loan transactions                   -      (200)        -         (6)       (15)         44       (17)      (539)     (312)
 Other transactions                        (8)     (140)     (139)      (205)      (694)     (4,023)     (302)    (5,779)   (1,070)
-----------------------------------------------------------------------------------------------------------------------------------
     Net increase (decrease)
       in units resulting from
       policy transactions                343      (340)     (139)      (175)     3,086      (5,847)     (222)       655       199
-----------------------------------------------------------------------------------------------------------------------------------
Units outstanding at
December 31, 1999                         742    12,676    11,639     11,422     39,115      80,687    16,922     71,448    10,686
-----------------------------------------------------------------------------------------------------------------------------------
Policy transactions:
 Purchase payments                          3         -         -          -        133       5,167        52     11,310     1,863
 Transfers between funds                 (207)  (10,857)     (347)         -     (2,803)    (15,201)      (10)    (9,182)   (2,073)
 Surrenders and terminations              (10)   (1,716)        -          -        (28)       (646)      (26)    (1,608)     (833)
 Policy loan transactions                   -        (6)        -         (6)       (18)      1,669       (22)    (1,007)      (55)
 Other transactions                        (8)      (97)     (118)      (159)      (663)     (3,142)     (291)    (4,733)     (939)
-----------------------------------------------------------------------------------------------------------------------------------
     Net increase (decrease)
       in units resulting from
       policy transactions               (222)  (12,676)     (465)      (165)    (3,379)    (12,153)     (297)    (5,220)   (2,037)
-----------------------------------------------------------------------------------------------------------------------------------
Units outstanding at
December 31, 2000                         520         -    11,174     11,257     35,736      68,534    16,625     66,228     8,649
-----------------------------------------------------------------------------------------------------------------------------------


                                       36


ALLIANZ LIFE VARIABLE ACCOUNT A
OF ALLIANZ LIFE INSURANCE COMPANY OF NORTH AMERICA
Notes to Financial Statements (continued)
December 31, 2000


5. POLICY TRANSACTIONS - UNIT ACTIVITY (CONTINUED)
                                                                                      TEMPLETON    TEMPLETON    USALLIANZ
                                                        TEMPLETON      TEMPLETON  INTERNATIONAL      PACIFIC          VIP
                                                           GROWTH  INTERNATIONAL        SMALLER       GROWTH  DIVERSIFIED     TOTAL
                                                       SECURITIES     SECURITIES      COMPANIES   SECURITIES       ASSETS       ALL
                                                             FUND           FUND           FUND         FUND         FUND     FUNDS
------------------------------------------------------------------------------------------------------------------------------------
Units outstanding at December 31, 1997                     85,767         78,634         1,139        29,580            -   835,970
Policy transactions:
 Purchase payments                                         20,228         17,692             -        11,546            -   340,375
 Transfers between funds                                   16,458         10,775           795        (2,703)           -   (11,943)
 Surrenders and terminations                               (2,700)        (3,966)            -        (2,018)           -   (24,334)
 Policy loan transactions                                    (677)          (733)            -          (247)           -   (30,234)
 Other transactions                                        (9,229)        (7,641)          (35)       (3,684)           -   (59,202)
-----------------------------------------------------------------------------------------------------------------------------------
     Net increase (decrease)
       in units resulting from
       policy transactions                                 24,080         16,127           760         2,894            -   214,662
-----------------------------------------------------------------------------------------------------------------------------------
Units outstanding at December 31, 1998                    109,847         94,761         1,899        32,474            - 1,050,632
-----------------------------------------------------------------------------------------------------------------------------------
Policy transactions:
 Purchase payments                                         17,440         15,075             -         7,406            -   166,789
 Transfers between funds                                   29,397         (1,898)        1,448         2,890            -    16,777
 Surrenders and terminations                               (5,394)        (8,060)            -          (672)           -   (42,487)
 Policy loan transactions                                  (1,166)        (1,465)            -          (168)           -   (16,592)
 Other transactions                                        (9,072)        (7,285)          (46)       (3,497)           -   (58,923)
-----------------------------------------------------------------------------------------------------------------------------------
     Net increase (decrease)
       in units resulting from
       policy transactions                                 31,205         (3,633)        1,402         5,959            -    65,564
-----------------------------------------------------------------------------------------------------------------------------------
Units outstanding at December 31, 1999                    141,052         91,128         3,301        38,433            - 1,116,196
-----------------------------------------------------------------------------------------------------------------------------------
Policy transactions:
 Purchase payments                                         15,727         11,396            17        7,188            36   103,546
 Transfers between funds                                   (8,316)        (9,529)         (490)      (6,552)          361    29,778
 Surrenders and terminations                               (2,401)        (2,727)           (1)      (1,086)            -   (35,381)
 Policy loan transactions                                     230            576             -          (30)        2,269    11,124
 Other transactions                                        (8,981)        (6,191)          (56)      (3,415)          (45)  (58,619)
-----------------------------------------------------------------------------------------------------------------------------------
     Net increase (decrease)
       in units resulting from
       policy transactions                                 (3,741)        (6,475)         (530)      (3,895)        2,621    50,448
-----------------------------------------------------------------------------------------------------------------------------------
Units outstanding at December 31, 2000                    137,311         84,653         2,771       34,538         2,621 1,166,644
-----------------------------------------------------------------------------------------------------------------------------------


                                       37


ALLIANZ LIFE VARIABLE ACCOUNT A
OF ALLIANZ LIFE INSURANCE COMPANY OF NORTH AMERICA
Notes to Financial Statements (continued)
December 31, 2000


6. UNIT VALUES

A summary of units outstanding, unit values, and total return for variable life contracts and the expense ratios, including expenses of the underlying funds, each of the five years in the period ended December 31, 2000 follows:

                                                                                                                RATIO OF
                                                                                                                EXPENSES
                                                             UNITS          UNIT         TOTAL         NET    TO AVERAGE
                                                       OUTSTANDING         VALUE        RETURN**    ASSETS    NET ASSETS*
-------------------------------------------------------------------------------------------------------------------------
AIM V.I. GROWTH FUND
December 31,
 2000                                                       32,107        $8.755         -21.1%   $281,091          1.58%
 1999(1)                                                     9,428         11.094         10.9     104,588          1.48+

ALGER AMERICAN GROWTH PORTFOLIO
December 31,
 2000                                                       24,995         9.247         -15.4     231,121          1.54
 1999(1)                                                    10,227        10.932           9.3     111,793          1.54+

ALGER AMERICAN LEVERAGED ALLCAP PORTFOLIO
December 31,
 2000                                                       15,829         9.081         -25.4     143,758          1.65
 1999(1)                                                       567        12.171          21.7       6,903          1.68+

FRANKLIN AGGRESSIVE GROWTH SECURITIES FUND
December 31,
 2000(6)                                                        15         7.552         -24.5         110          1.65+

FRANKLIN GLOBAL COMMUNICATIONS SECURITIES FUND
December 31,
 2000                                                       52,081        31.777         -33.4   1,655,019          1.27
 1999                                                       49,532        47.679          38.4   2,362,390          1.26
 1998                                                       50,549        34.456          10.4   1,741,751          1.25
 1997                                                       51,056        31.223          25.8   1,594,097          1.25
 1996                                                       54,519        24.816           6.3   1,352,938          1.25

FRANKLIN GLOBAL HEALTH CARE SECURITIES FUND
December 31,
 2000                                                       12,170        16.650          71.3     202,629          1.53
 1999                                                        4,950         9.720          -8.8      48,117          1.57
 1998(2)                                                       776        10.656           6.6       8,265          1.59+

FRANKLIN GROWTH AND INCOME SECURITIES FUND
December 31,
 2000                                                       64,153        50.297          17.1   3,226,650          1.25
 1999                                                       71,590        42.947           0.4   3,074,550          1.24
 1998                                                       67,901        42.797           7.5   2,905,941          1.24
 1997                                                       58,217        39.803          26.8   2,317,193          1.24
 1996                                                       54,351        31.393          13.3   1,706,254          1.25

ALLIANZ LIFE VARIABLE ACCOUNT A
OF ALLIANZ LIFE INSURANCE COMPANY OF NORTH AMERICA
Notes to Financial Statements (continued)
December 31, 2000

6. UNIT VALUES (CONTINUED)

                                                                                                                RATIO OF
                                                                                                                EXPENSES
                                                             UNITS          UNIT         TOTAL         NET    TO AVERAGE
                                                       OUTSTANDING         VALUE        RETURN**    ASSETS    NET ASSETS*
-------------------------------------------------------------------------------------------------------------------------
FRANKLIN HIGH INCOME FUND
December 31,
 2000                                                       55,980       $21.074         -13.7% $1,179,701          1.32%
 1999                                                       57,189        24.406          -0.8   1,395,748          1.29
 1998                                                       67,218        24.606           0.2   1,653,951          1.28
 1997                                                       74,683        24.565          10.7   1,834,614          1.28
 1996                                                       84,503        22.188          13.0   1,874,953          1.29


FRANKLIN INCOME SECURITIES FUND
December 31,
 2000                                                       39,873        29.536          18.9   1,177,665          1.25
 1999                                                       48,557        24.846          -2.5   1,206,414          1.25
 1998                                                       61,071        25.496           0.9   1,557,015          1.24
 1997                                                       47,169        25.273          16.2   1,192,087          1.25
 1996                                                       39,985        21.747          10.4     869,551          1.25


FRANKLIN LARGE CAP GROWTH SECURITIES FUND
December 31,
 2000                                                       57,393        21.734           5.0   1,247,375          1.53
 1999                                                       44,359        20.706          30.7     918,500          1.52
 1998                                                       20,496        15.847          19.4     324,793          1.52
 1997                                                        7,386        13.273          17.4      98,032          1.52
 1996(3)                                                       391        11.303          13.0       4,418          1.52+


FRANKLIN MONEY MARKET FUND
December 31,
 2000                                                       70,099        18.548           5.2   1,300,193          1.30
 1999                                                       72,637        17.638           4.0   1,281,162          1.28
 1998                                                      112,248        16.964           4.4   1,904,136          1.20
 1997                                                       43,767        16.244           4.5     710,942          1.20
 1996                                                       46,930        15.550           4.4     729,749          1.18


FRANKLIN NATURAL RESOURCES SECURITIES FUND
December 31,
 2000                                                       23,097        16.631          35.5     384,061          1.42
 1999                                                       26,790        12.277          31.3     328,864          1.41
 1998                                                       13,373         9.353         -25.9     125,063          1.39
 1997                                                        8,354        12.629         -19.6     105,493          1.44
 1996                                                        8,152        15.704           3.2     128,017          1.40

ALLIANZ LIFE VARIABLE ACCOUNT A
OF ALLIANZ LIFE INSURANCE COMPANY OF NORTH AMERICA
Notes to Financial Statements (continued)
December 31, 2000


6. UNIT VALUES (CONTINUED)

                                                                                                                RATIO OF
                                                                                                                EXPENSES
                                                             UNITS          UNIT         TOTAL         NET    TO AVERAGE
                                                       OUTSTANDING         VALUE        RETURN**    ASSETS    NET ASSETS*
-------------------------------------------------------------------------------------------------------------------------
FRANKLIN REAL ESTATE FUND
December 31,
 2000                                                       19,737       $33.265          31.0%   $656,574          1.35%
 1999                                                       24,019        25.401          -6.8     610,109          1.33
 1998                                                       22,103        27.267         -17.4     602,683          1.29
 1997                                                       19,569        33.025          19.8     646,288          1.29
 1996                                                       12,678        27.568          31.8     349,516          1.32

FRANKLIN RISING DIVIDENDS SECURITIES FUND
December 31,
 2000                                                        45,967       23.831          20.1   1,095,484          1.53
 1999                                                       53,021        19.835         -10.4   1,051,719          1.50
 1998                                                       45,571        22.132           6.1   1,008,603          1.47
 1997                                                       31,403        20.855          32.0     654,915          1.49
 1996                                                       19,304        15.795          23.2     304,911          1.51

FRANKLIN S&P 500 INDEX FUND
December 31,
 2000                                                       57,898         9.517          -9.1     551,041          1.07
 1999(1)                                                    12,867        10.476           4.8     134,791          1.30+

FRANKLIN SMALL CAP FUND
December 31,
 2000                                                       71,268        24.693         -15.2   1,759,841          1.52
 1999                                                       58,209        29.131          95.5   1,695,730          1.52
 1998                                                       54,335        14.903          -1.7     809,760          1.52
 1997                                                       23,599        15.164          16.5     357,841          1.52
 1996                                                        4,338        13.011          28.1      56,436          1.52

FRANKLIN TECHNOLOGY SECURITIES FUND
December 31,
 2000(6)                                                     1,266         7.542         -24.6       9,545          1.74+

FRANKLIN U.S. GOVERNMENT FUND
December 31,
 2000                                                       42,102        25.921          11.0   1,091,393          1.27
 1999                                                       43,003        23.356          -1.7   1,004,398          1.26
 1998                                                       38,233        23.755           6.6     908,236          1.25
 1997                                                       39,400        22.276           8.5     877,698          1.25
 1996                                                       45,204        20.532           2.8     928,142          1.26

ALLIANZ LIFE VARIABLE ACCOUNT A
OF ALLIANZ LIFE INSURANCE COMPANY OF NORTH AMERICA
Notes to Financial Statements (continued)
December 31, 2000


6. UNIT VALUES (CONTINUED)

                                                                                                                RATIO OF
                                                                                                                EXPENSES
                                                             UNITS          UNIT         TOTAL         NET    TO AVERAGE
                                                       OUTSTANDING         VALUE        RETURN**    ASSETS    NET ASSETS*
-------------------------------------------------------------------------------------------------------------------------
FRANKLIN VALUE SECURITIES FUND
December 31,
 2000                                                          519       $ 9.720          24.3%    $ 5,054          1.59%
 1999                                                          742         7.820           0.9       5,811          1.56
 1998(2)                                                       399         7.751         -22.5       3,098          1.87+

FRANKLIN ZERO COUPON FUND - 2005
December 31,
 2000                                                       11,174        34.646          11.7     387,085          1.41
 1999                                                       11,639        31.011          -6.6     360,912          1.40
 1998                                                       11,778        33.196          11.7     390,968          1.15
 1997                                                       11,932        29.722          10.5     354,637          1.15
 1996                                                       14,331        26.888          -1.3     385,323          1.15

FRANKLIN ZERO COUPON FUND - 2010
December 31,
 2000                                                       11,257        40.376          17.8     454,476          1.40
 1999                                                       11,422        34.265         -12.9     391,363          1.40
 1998                                                       11,597        39.336          13.6     456,187          1.15
 1997                                                       11,826        34.629          15.7     409,523          1.15
 1996                                                       11,896        29.931          -3.4     356,054          1.15

MUTUAL DISCOVERY SECURITIES FUND
December 31,
 2000                                                       35,736        15.329           9.6     547,795          1.77
 1999                                                       39,115        13.983          22.8     546,938          1.76
 1998                                                       36,029        11.383          -5.7     410,124          1.75
 1997                                                       29,439        12.072          18.5     355,384          1.81
 1996(4)                                                     4,953        10.190           1.9      50,468          2.12+

MUTUAL SHARES SECURITIES FUND
December 31,
 2000                                                       68,534        15.235          12.8   1,044,113          1.55
 1999                                                       80,687        13.509          12.6   1,090,067          1.54
 1998                                                       86,534        12.002          -0.7   1,038,636          1.52
 1997                                                       75,999        12.082          16.9     918,245          1.55
 1996(4)                                                     8,280        10.339           3.4      85,606          1.75+

ALLIANZ LIFE VARIABLE ACCOUNT A
OF ALLIANZ LIFE INSURANCE COMPANY OF NORTH AMERICA
Notes to Financial Statements (continued)
December 31, 2000


6. UNIT VALUES (CONTINUED)

                                                                                                                RATIO OF
                                                                                                                EXPENSES
                                                             UNITS          UNIT         TOTAL         NET    TO AVERAGE
                                                       OUTSTANDING         VALUE        RETURN**    ASSETS    NET ASSETS*
-------------------------------------------------------------------------------------------------------------------------
TEMPLETON ASSET STRATEGY FUND
December 31,
 2000                                                       16,625      $ 14.567          -1.9%  $ 242,194          1.57%
 1999                                                       16,922        14.852           6.7     251,342          1.57
 1998                                                       17,144        13.917          -0.8     238,598          1.59
 1997                                                       22,230        14.027          10.9     311,809          1.69
 1996                                                       30,332        12.651          18.9     383,721          1.61

TEMPLETON DEVELOPING MARKETS SECURITIES FUND
December 31,
 2000                                                        66,228        8.548         -30.0     566,104          2.31
 1999                                                       71,448        12.217          53.5     872,827          2.14
 1998                                                       70,793         7.959         -22.2     563,460          2.16
 1997                                                       62,109        10.230          -9.4     635,389          2.17
 1996                                                       59,260        11.292          20.7     669,146          2.24

TEMPLETON GLOBAL INCOME SECURITIES FUND
December 31,
 2000                                                        8,649        17.478           3.5     151,181          1.47
 1999                                                       10,686        16.881          -6.5     180,418          1.40
 1998                                                       10,487        18.052           6.3     189,335          1.38
 1997                                                        8,916        16.985           1.7     151,430          1.37
 1996                                                        7,756        16.700           8.8     129,516          1.36

TEMPLETON GROWTH SECURITIES FUND
December 31,
 2000                                                      137,311        19.695           1.0   2,704,317          1.62
 1999                                                      141,052        19.504          20.1   2,751,077          1.63
 1998                                                      109,847        16.235           8.2   1,783,371          1.63
 1997                                                       85,767        15.010          12.7   1,287,362          1.63
 1996                                                       58,157        13.324          20.4     774,892          1.68

TEMPLETON INTERNATIONAL SECURITIES FUND
December 31,
 2000                                                       84,653        22.866          -5.6   1,935,711          1.62
 1999                                                       91,128        24.230          25.7   2,208,092          1.65
 1998                                                       94,761        19.278           4.8   1,826,865          1.63
 1997                                                       78,634        18.400          10.9   1,446,893          1.64
 1996                                                       60,849        16.598          22.0   1,010,009          1.64

ALLIANZ LIFE VARIABLE ACCOUNT A
OF ALLIANZ LIFE INSURANCE COMPANY OF NORTH AMERICA
Notes to Financial Statements (continued)
December 31, 2000


6. UNIT VALUES (CONTINUED)

                                                                                                                RATIO OF
                                                                                                                EXPENSES
                                                             UNITS          UNIT         TOTAL         NET    TO AVERAGE
                                                       OUTSTANDING         VALUE        RETURN**    ASSETS    NET ASSETS*
-------------------------------------------------------------------------------------------------------------------------
TEMPLETON INTERNATIONAL SMALLER COMPANIES FUND
December 31,
 2000                                                        2,771      $ 11.510          -1.8%   $ 31,907          1.86%
 1999                                                        3,301        11.717          23.0      38,684          1.86
 1998                                                        1,899         9.528         -12.9      18,103          1.85
 1997                                                        1,139        10.943          -2.2      12,470          1.81
 1996(3)                                                          -       11.194          11.9           -          1.53+

TEMPLETON PACIFIC GROWTH SECURITIES FUND
December 31,
 2000                                                       34,538         8.470         -26.3     292,514          1.85
 1999                                                       38,433        11.488          36.0     441,517          1.83
 1998                                                       32,474         8.447         -13.8     274,322          1.85
 1997                                                       29,580         9.798         -36.4     289,825          1.78
 1996                                                       27,810        15.412          10.3     428,593          1.74

USALLIANZ VIP DIVERSIFIED ASSETS FUND
December 31,
 2000                                                        2,621        10.457          2.7%      27,400          1.75
 1999(1)                                                         -             -            -            -          1.75+

USALLIANZ VIP FIXED INCOME FUND
December 31,
 2000                                                            -             -            -            -          1.50
 1999(1)                                                         -             -            -            -          1.50+

USALLIANZ VIP GROWTH FUND
December 31,
 2000                                                            -             -            -            -          1.65
 1999(1)                                                         -             -            -            -          1.65+


* For the year ended December 31, including the effect of the expenses of the underlying funds.

**   Total return does not reflect payment of sales charge.

+    Annualized.

1    Period from November 12, 1999 (fund commencement) to December 31, 1999.

2    Period from May 1, 1998 (fund commencement) to December 31, 1998.

3    Period from May 1, 1996 (fund commencement) to December 31, 1996.

4    Period from November 8, 1996 (fund commencement) to December 31, 1996.

6    Period from May 1, 2000 (fund commencement) to December 31, 2000.

                             ALLIANZ LIFE INSURANCE
                            COMPANY OF NORTH AMERICA
                                AND SUBSIDIARIES
                        Consolidated Financial Statements
                           December 31, 2000 and 1999

                                      ------------------------------------------


ALLIANZ LIFE INSURANCE COMPANY OF NORTH AMERICA
AND SUBSIDIARIES

Independent Auditors' Report

The Board of Directors
Allianz Life Insurance Company of North America and subsidiaries:

We have audited the accompanying consolidated balance sheets of Allianz Life Insurance Company of North America and subsidiaries as of December 31, 2000 and 1999, and the related consolidated statements of operations, comprehensive income (loss), stockholder's equity and cash flows for each of the years in the three-year period ended December 31, 2000. These consolidated financial statements are the responsibility of the Company's management. Our responsibility is to express an opinion on these consolidated financial statements based on our audits.

We conducted our audits in accordance with auditing standards generally accepted in the United States of America. Those standards require that we plan and perform the audit to obtain reasonable assurance about whether the financial statements are free of material misstatement. An audit includes examining, on a test basis, evidence supporting the amounts and disclosures in the financial statements. An audit also includes assessing the accounting principles used and significant estimates made by management, as well as evaluating the overall financial statement presentation. We believe that our audits provide a reasonable basis for our opinion.

In our opinion, the consolidated financial statements referred to above present fairly, in all material respects, the consolidated financial position of Allianz Life Insurance Company of North America and subsidiaries as of December 31, 2000 and 1999, and the results of their operations and cash flows for each of the years in the three-year period ended December 31, 2000, in conformity with accounting principles generally accepted in the United States of America.

As discussed in note 1 to the consolidated financial statements, in 1999 the Company changed its method of calculating deferred acquisition costs and future benefit reserves for two-tiered annuities.

January 16, 2001

            Variable Life Prospectus   1
-----------------------------------------


ALLIANZ LIFE INSURANCE COMPANY OF NORTH AMERICA
AND SUBSIDIARIES

Consolidated Balance Sheets

December 31, 2000 and 1999 (in thousands)

     Assets                                                                                                   2000           1999
                                                                                                          --------------------------

Investments:
    Fixed maturities, at fair value ..................................................................    $ 5,590,904      4,582,350
    Equity securities, at fair value .................................................................        600,922        675,541
    Mortgage loans on real estate ....................................................................        566,547        528,933
    Short-term securities ............................................................................        309,524        139,571
    Policy loans .....................................................................................         57,066         46,573
    Real estate ......................................................................................        333,836        154,063
    Options ..........................................................................................        101,796         68,217
    Investment in equity investments .................................................................          3,655          3,045
    Other long-term investments ......................................................................          3,380              0
                                                                                                          --------------------------
        Total investments ............................................................................      7,567,630      6,198,293
Cash .................................................................................................         41,627         76,213
Accrued investment income ............................................................................         88,298         73,774
Receivables (net of allowance for uncollectible accounts of
    $3,358 in 2000 and $3,395 in 1999) ...............................................................        309,047        310,866
Reinsurance recoverable:
    Funds held on deposit ............................................................................      1,144,153      1,151,941
    Recoverable on future policy benefit reserves ....................................................      3,259,954      3,330,612
    Recoverable on unpaid claims .....................................................................        358,567        405,086
    Receivable on paid claims ........................................................................         63,034         74,483
Goodwill (net of accumulated amortization of $20,591 in 2000 and $3,847 in 1999) .....................        312,122        304,561
Value of business acquired (net of accumulated amortization of $34,478 in 2000 and $6,136 in 1999) ...        189,454        210,363
Deferred acquisition costs ...........................................................................        941,511        801,763
Home office property and equipment (net of accumulated depreciation of
     $23,437 in 2000 and $40,181 in 1999) ............................................................         52,630         15,865
Federal income tax recoverable .......................................................................            652         10,484
Other assets .........................................................................................         65,815         39,946
                                                                                                          --------------------------
    Assets, exclusive of separate account assets .....................................................     14,394,494     13,004,250
Separate account assets ..............................................................................      6,822,883      8,488,404
                                                                                                          --------------------------
    Total assets .....................................................................................    $21,217,377     21,492,654
                                                                                                          ==========================

          See accompanying notes to consolidated financial statements.

                                       2
                                      ------------------------------------------


ALLIANZ LIFE INSURANCE COMPANY OF NORTH AMERICA
AND SUBSIDIARIES

Consolidated Balance Sheets (continued)

December 31, 2000 and 1999 (in thousands)

        Liabilities and Stockholder's Equity                                                               2000              1999
                                                                                                       -----------------------------
Liabilities
    Future benefit reserves:
       Life ....................................................................................       $ 2,045,746         1,874,904
       Annuity .................................................................................         9,007,312         7,796,583
    Policy and contract claims .................................................................           912,539           927,915
    Unearned premiums ..........................................................................            48,907            49,013
    Reinsurance payable ........................................................................           146,826           212,239
    Deferred income on reinsurance .............................................................           166,503           186,888
    Deferred income taxes ......................................................................            15,361            51,356
    Accrued expenses ...........................................................................            90,159           108,232
    Commissions due and accrued ................................................................            57,173            55,904
    Other policyholder funds ...................................................................           136,911           102,220
    Amounts drawn in excess of bank balances ...................................................            49,247            18,103
    Other liabilities ..........................................................................           102,346            73,813
                                                                                                       -----------------------------
            Liabilities, exclusive of separate account liabilities .............................        12,779,030        11,457,170
    Separate account liabilities ...............................................................         6,822,883         8,488,404
                                                                                                       -----------------------------
            Total liabilities ..................................................................        19,601,913        19,945,574
                                                                                                       =============================
Stockholder's Equity:
    Common stock, $1 par value, 20 million shares authorized, issued and outstanding ...........            20,000            20,000
    Additional paid-in capital .................................................................           830,274           830,274
    Retained earnings ..........................................................................           738,354           632,320
    Accumulated other comprehensive income .....................................................            26,836            64,486
                                                                                                       -----------------------------
            Total stockholder's equity .........................................................         1,615,464         1,547,080
Commitments and contingencies (notes 7 and 12)
                                                                                                       -----------------------------
            Total liabilities and stockholder's equity .........................................       $21,217,377        21,492,654
                                                                                                       =============================

          See accompanying notes to consolidated financial statements.

            Variable Life Prospectus   3
-----------------------------------------


ALLIANZ LIFE INSURANCE COMPANY OF NORTH AMERICA
AND SUBSIDIARIES

Consolidated Statements of Operations

Years ended December 31, 2000, 1999 and 1998 (in thousands)

                                                                                          2000              1999            1998
                                                                                      ---------------------------------------------
Revenue:
    Life insurance premiums .....................................................     $   453,789          440,011          416,199
    Other life policy considerations ............................................          61,482           38,801           52,668
    Annuity considerations ......................................................         186,393          239,070          222,632
    Accident and health premiums ................................................         654,874          843,906          773,570
                                                                                      ---------------------------------------------
        Total premiums and considerations .......................................       1,356,538        1,561,788        1,465,069
    Premiums and annuity considerations ceded ...................................         345,279          478,239          411,316
                                                                                      ---------------------------------------------
        Net premiums and considerations .........................................       1,011,259        1,083,549        1,053,753
    Investment income, net ......................................................         403,899          279,982          220,297
    Realized investment gains ...................................................         122,851          112,253           89,226
    Other .......................................................................          84,912           72,301           78,174
                                                                                      ---------------------------------------------
        Total revenue ...........................................................       1,622,921        1,548,085        1,441,450
                                                                                      ---------------------------------------------
Benefits and expenses:
    Life insurance benefits .....................................................         458,203          382,464          461,891
    Annuity benefits ............................................................         402,170          248,520          254,694
    Accident and health insurance benefits ......................................         521,616          765,257          623,640
                                                                                      ---------------------------------------------
        Total benefits ..........................................................       1,381,989        1,396,241        1,340,225
    Benefit recoveries ..........................................................         441,218          443,441          501,719
                                                                                      ---------------------------------------------
        Net benefits ............................................................         940,771          952,800          838,506
    Commissions and other agent compensation ....................................         397,020          304,816          322,697
    General and administrative expenses .........................................         243,684          162,798          116,007
    Taxes, licenses and fees ....................................................          24,553           26,292           15,848
    Amortization of goodwill ....................................................          16,744            3,847                0
    Amortization of value of business acquired, net of interest credited ........          20,909            4,161                0
    Change in deferred acquisition costs, net ...................................        (139,748)         129,142           (2,979)
                                                                                      ---------------------------------------------
        Total benefits and expenses .............................................       1,503,933        1,583,856        1,290,079
                                                                                      ---------------------------------------------
        Income (loss) from operations before income taxes .......................         118,988          (35,771)         151,371
                                                                                      ---------------------------------------------
Income tax expense (benefit):
    Current .....................................................................          28,871           63,371           48,410
    Deferred ....................................................................         (15,917)         (73,727)           2,822
                                                                                      ---------------------------------------------
        Total income tax expense (benefit) ......................................          12,954          (10,356)          51,232
                                                                                      ---------------------------------------------
        Income (loss) before cumulative effect of change in accounting ..........         106,034          (25,415)         100,139
Cumulative effect of change in accounting, net of tax benefit ...................               0          (16,122)               0
                                                                                      ---------------------------------------------
        Net income (loss) .......................................................     $   106,034          (41,537)         100,139
                                                                                      =============================================

          See accompanying notes to consolidated financial statements.

                                       4
                                      ------------------------------------------


ALLIANZ LIFE INSURANCE COMPANY OF NORTH AMERICA
AND SUBSIDIARIES

Consolidated Statements of Comprehensive Income (Loss)

Years ended December 31, 2000, 1999 and 1998 (in thousands)

                                                                                                   2000          1999        1998
                                                                                                -----------------------------------
Net income (loss) ...........................................................................   $ 106,034      (41,537)     100,139
                                                                                                -----------------------------------
Other comprehensive (loss) gain:
    Foreign currency translation adjustments, net of tax ....................................        (798)       1,461       (1,761)
                                                                                                -----------------------------------
    Unrealized gains (losses) on fixed maturity and equity securities:
        Unrealized holding gains (losses) arising during the period net of tax expense (benefit) of $23,155, $(55,781) and $57,703 in 2000, 1999,
            and 1998, respectively ..........................................................      43,001     (103,590)     107,161
        Reclassification adjustment for gains included in net income, net of tax
            expense of $42,998, $39,289, and $30,627 in 2000, 1999, and 1998, respectively ..      79,853       72,964       56,879
                                                                                                -----------------------------------
            Total unrealized holding (losses) gains .........................................     (36,852)    (176,554)      50,282
                                                                                                -----------------------------------
            Total other comprehensive (loss) income .........................................     (37,650)    (175,093)      48,521
                                                                                                -----------------------------------
            Total comprehensive income (loss) ...............................................   $  68,384     (216,630)     148,660
                                                                                                ===================================

          See accompanying notes to consolidated financial statements.

            Variable Life Prospectus   5
-----------------------------------------


ALLIANZ LIFE INSURANCE COMPANY OF NORTH AMERICA
AND SUBSIDIARIES

Consolidated Statements of Stockholder's Equity

Years ended December 31, 2000, 1999 and 1998 (in thousands)

                                                                                              2000            1999           1998
                                                                                          -----------------------------------------
Common stock:
        Balance at beginning and end of year ..........................................   $    20,000         20,000         20,000
                                                                                          -----------------------------------------
Preferred stock:
        Balance at beginning of year ..................................................             0              0         25,000
        Redemption of stock during the year ...........................................             0              0        (25,000)
                                                                                          -----------------------------------------
        Balance at end of year ........................................................             0              0              0
                                                                                          -----------------------------------------
Additional paid-in capital:
        Balance at beginning of year ..................................................       830,274        407,088        407,088
        Capital contribution ..........................................................             0        423,186              0
                                                                                          -----------------------------------------
        Balance at end of year ........................................................       830,274        830,274        407,088
                                                                                          -----------------------------------------
Retained earnings:
        Balance at beginning of year ..................................................       632,320        673,857        574,447
        Net income ....................................................................       106,034        (41,537)       100,139
        Cash dividend to stockholder ..................................................             0              0           (729)
                                                                                          -----------------------------------------
        Balance at end of year ........................................................       738,354        632,320        673,857
                                                                                          -----------------------------------------
Accumulated other comprehensive income:
    Accumulated unrealized holding gain:
        Balance at beginning of year ..................................................        69,234        245,788        195,505
        Net unrealized (loss) gain on investments during the year,
             net of deferred federal income taxes .....................................       (36,852)      (176,554)        50,283
                                                                                          -----------------------------------------
        Balance at end of year ........................................................        32,382         69,234        245,788
Accumulated unrealized foreign currency (loss):
        Balance at beginning of year ..................................................        (4,748)        (6,209)        (4,448)
        Net unrealized (loss) gain on foreign currency translation during the year,
            net of deferred federal income taxes ......................................          (798)         1,461         (1,761)
                                                                                          -----------------------------------------
        Balance at end of year ........................................................        (5,546)        (4,748)        (6,209)
                                                                                          -----------------------------------------
        Total accumulated other comprehensive income ..................................        26,836         64,486        239,579
                                                                                          -----------------------------------------
            Total stockholder's equity ................................................   $ 1,615,464      1,547,080      1,340,524
                                                                                          =========================================

          See accompanying notes to consolidated financial statements.

                                       6
                                      ------------------------------------------


ALLIANZ LIFE INSURANCE COMPANY OF NORTH AMERICA
AND SUBSIDIARIES

Consolidated Statements of Cash Flows

December 31, 2000, 1999 and 1998 (in thousands)

                                                                                               2000            1999          1998
                                                                                            ---------------------------------------
Cash flows provided by (used in) operating activities:
    Net income (loss) .................................................................     $ 106,034        (41,537)       100,139
                                                                                            ---------------------------------------
    Adjustments to reconcile net income (loss) to net cash (used in) provided by operating activities:
            Realized investment gains .................................................      (134,916)      (112,253)       (89,226)
            Unrealized (gain) loss on options .........................................        50,466        (10,472)        (3,231)
            Deferred federal income tax (benefit) expense .............................       (15,917)       (82,409)         2,822
            Charges to policy account balances ........................................       (44,976)       (66,945)      (104,681)
            Interest credited to policy account balances ..............................       206,695        251,303        262,956
            Change in:
                Accrued investment income .............................................       (14,524)        (1,921)         1,696
                Receivables ...........................................................         1,819         17,873        (61,295)
                Reinsurance recoverable ...............................................       136,414       (435,498)      (162,959)
                Deferred acquisition costs ............................................      (139,748)       128,296         (2,979)
                Future benefit reserves ...............................................       (56,090)      (136,722)        25,183
                Policy and contract claims and other policyholder funds ...............        19,315        206,366        156,119
                Unearned premiums .....................................................          (106)        (4,765)         3,610
                Reinsurance payable ...................................................       (65,413)        13,820         17,713
                Current tax recoverable ...............................................         9,832         (6,424)        16,701
                Accrued expenses and other liabilities ................................        10,460        (52,776)        12,891
                Commissions due and accrued ...........................................         1,269          5,627          1,483
            Depreciation and amortization .............................................        22,352         (5,917)       (12,711)
            Equity in earnings of equity investments ..................................        (2,659)          (690)        (2,207)
            Other, net ................................................................       (11,508)         3,821          1,314
                                                                                            ---------------------------------------
                Total adjustments .....................................................       (27,235)      (289,686)        63,199
                                                                                            ---------------------------------------
            Net cash provided by (used in) operating activities .......................        78,799       (331,223)       163,338
                                                                                            ---------------------------------------

          See accompanying notes to consolidated financial statements.

            Variable Life Prospectus   7
-----------------------------------------


ALLIANZ LIFE INSURANCE COMPANY OF NORTH AMERICA
AND SUBSIDIARIES

Consolidated Statements of Cash Flows (continued)

Years ended December 31, 2000, 1999 and 1998 (in thousands)

                                                                                      2000               1999               1998
                                                                                  -------------------------------------------------
Cash flows (used in) provided by operating activities .....................       $    78,799           (331,223)           163,338
Cash flows (used in) provided by investing activities:
    Purchase of fixed maturities ..........................................        (2,048,850)        (1,171,682)        (1,256,653)
    Purchase of equity securities .........................................        (1,262,887)          (404,985)        (1,518,096)
    Purchase of real estate ...............................................          (169,960)           (66,502)           (36,367)
    Purchase of options ...................................................           (84,045)           (22,145)            (8,272)
    Funding of mortgage loans .............................................           (85,559)          (114,840)          (168,870)
    Sale and redemption of fixed maturity securities ......................         1,101,652          1,123,115          1,460,969
    Matured fixed maturity securities .....................................            93,125             21,280             28,152
    Sale of equity securities .............................................         1,263,995            385,559          1,560,695
    Sale of real estate ...................................................               487                  0              7,103
    Repayment of mortgage loans ...........................................            47,945             41,355             29,105
    Net change in short-term securities ...................................          (169,953)            38,121            (49,242)
    Purchase of home office property and equipment ........................           (36,765)            (4,972)            (1,220)
    Purchase of interest in equity investments ............................           (24,357)                 0                  0
    Purchase of Life USA, net of cash acquired ............................                 0           (370,881)           (79,091)
    Other .................................................................           (24,914)            (5,438)            (5,489)
                                                                                  -------------------------------------------------
    Net cash used in investing activities .................................        (1,400,086)          (552,015)           (37,276)
                                                                                  -------------------------------------------------
Cash flows provided by (used in) financing activities:
    Policyholders' deposits to account balances ...........................       $ 1,875,392          1,033,877            864,446
    Policyholders' withdrawals from account balances ......................          (599,450)          (663,733)          (562,667)
    Change in amounts drawn in excess of bank balances ....................            31,144              2,782             15,321
    Change in assets held under reinsurance agreements ....................           (20,385)            80,823              7,876
    Funds (repaid) on dollar reverse repurchase agreements, net ...........                 0                  0           (369,664)
    Capital contribution ..................................................                 0            423,186                  0
    Redemption of preferred stock .........................................                 0                  0            (25,000)
    Cash dividends paid ...................................................                 0                  0               (729)
                                                                                  -------------------------------------------------
    Net cash provided by (used in) financing activities ...................         1,286,701            876,935            (70,417)
                                                                                  -------------------------------------------------
            Net change in cash ............................................           (34,586)            (6,303)            55,645
Cash at beginning of year .................................................            76,213             82,516             26,871
                                                                                  -------------------------------------------------
Cash at end of year .......................................................       $    41,627             76,213             82,516
                                                                                  =================================================

          See accompanying notes to consolidated financial statements.

                                       8
                                      ------------------------------------------


ALLIANZ LIFE INSURANCE COMPANY OF NORTH AMERICA
AND SUBSIDIARIES

Consolidated Statements of Cash Flows (continued)

Years ended December 31, 2000, 1999 and 1998 (in thousands)

                                                                                                  2000         1999           1998
                                                                                               -------------------------------------
Supplemental disclosures of noncash transactions:
  Fair value of assets acquired in acquisition of LifeUSA:
        Fixed maturity securities ........................................................     $       0     2,283,214            0
        Equity securities ................................................................             0        21,358            0
        Certificates of deposit and short-term securities ................................             0        11,285            0
        Policy loans .....................................................................             0        37,618            0
        Options ..........................................................................             0        20,491            0
        Cash .............................................................................             0        62,767            0
        Accrued investment income ........................................................             0        35,204            0
        Receivables (net of allowance for uncollectible accounts of $0, $145, $0) ........             0         4,768            0
        Recoverable on future policy benefit reserves - annuity ..........................             0     3,023,377
        Deferred tax asset ...............................................................             0        29,825            0
        Other assets .....................................................................             0        21,291            0

    Liabilities assumed in acquisition of LifeUSA:
        Future policy benefit reserves - annuity .........................................             0     5,395,155            0
        Reinsurance payable ..............................................................             0        69,022            0
        Accrued expenses .................................................................             0        14,611            0
        Commissions due and accrued ......................................................             0         9,277            0
        Other policyholder funds .........................................................             0        29,729            0
        Other liabilities ................................................................             0        42,552            0

          See accompanying notes to consolidated financial statements.

            Variable Life Prospectus   9
-----------------------------------------


ALLIANZ LIFE INSURANCE COMPANY OF NORTH AMERICA
AND SUBSIDIARIES

Notes to Consolidated Financial Statements
December 31, 2000, 1999 and 1998 (in thousands, except share data)

(1) SUMMARY OF SIGNIFICANT ACCOUNTING POLICIES

Allianz Life Insurance Company of North America (the Company) is a wholly owned subsidiary of Allianz of America, Inc. (AZOA), a wholly owned subsidiary of Allianz Aktiengesellschaft Holding (Allianz AG), a Federal Republic of Germany company.

The Company is a life insurance company that is licensed to sell group and individual life, annuity and accident and health policies in the United States, Canada and several U.S. territories. Based on 2000 net revenues and considerations, 44%, 39% and 17% of the Company's business is accident and health, life and annuity, respectively. The Company has made the decision to terminate all group accident and health reinsurance assumed business and to no longer pursue the broker administrator distribution channel. The group accident and health business will decline significantly as a result of these decisions. The Company's primary distribution channels are through independent agents, strategic alliances with other insurance companies and third party marketing organizations.

Following is a summary of the significant accounting policies reflected in the accompanying consolidated financial statements.

Basis of Presentation

The consolidated financial statements have been prepared in accordance with accounting principles generally accepted in the United States of America (GAAP) which vary in certain respects from accounting rules prescribed or permitted by state insurance regulatory authorities. The accounts of the Company's major subsidiaries, LifeUSA Insurance Company (LifeUSA) and Preferred Life Insurance Company of New York, and other less significant subsidiaries have been consolidated. The consolidated financial statements only include the results of LifeUSA's operations subsequent to October 1, 1999, the date of its acquisition by the Company (see note 2). All significant intercompany balances and transactions have been eliminated in consolidation.

The preparation of financial statements in conformity with GAAP requires management to make certain estimates and assumptions that affect reported assets and liabilities including reporting or disclosure of contingent assets and liabilities as of the balance sheet date and the reported amounts of revenues and expenses during the reporting period. Actual results could vary significantly from management's estimates.

Traditional Life, Group Life and Group Accident and Health Insurance

Traditional life products include products with guaranteed premiums and benefits and consist principally of whole life and term insurance policies, limited payment contracts and certain annuity products with life contingencies.

Premiums on traditional life and group life products are recognized as income when due. Group accident and health premiums are recognized as earned on a pro rata basis over the risk coverage periods. Benefits and expenses for traditional and group products are matched with earned premiums so that profits are recognized over the premium paying periods of the contracts. This matching is accomplished by establishing provisions for future policy benefits and policy and contract claims, and deferring and amortizing related policy acquisition costs.

Nontraditional and Variable Life and Annuity Business

Nontraditional and variable life insurance and interest sensitive contracts that have significant mortality or morbidity risk are accounted for in accordance with the retrospective deposit method. Interest sensitive contracts that do not have significant mortality or morbidity risk are accounted for in a manner consistent with interest bearing financial instruments. For both types of contracts, premium receipts are reported as deposits to the contractholder's account while revenues consist of amounts assessed against contractholders including surrender charges and earned administrative service fees. Mortality or morbidity charges are also accounted for as revenue on those contracts containing mortality or morbidity risk. Benefits consist of interest credited to contractholder's accounts and claims or benefits incurred in excess of the contractholder's balance.

                                       10
                                      ------------------------------------------


ALLIANZ LIFE INSURANCE COMPANY OF NORTH AMERICA
AND SUBSIDIARIES

Notes to Consolidated Financial Statements (continued)
December 31, 2000, 1999 and 1998 (in thousands, except share data)

(1) SUMMARY OF SIGNIFICANT ACCOUNTING POLICIES (CONTINUED)

Value of Business Acquired and Goodwill

The value of insurance in force purchased is recorded as the value of business acquired (VOBA). The initial value was determined by an actuarial study using the present value of future profits in calculating the value of the insurance purchased. An accrual of interest is added to the unamortized balance using the rates credited to the policyholder accounts. The balance is amortized in relation to the present value of expected future gross profits in the same manner as deferred acquisition costs. The amortization period is expected to be approximately 20 years from the date the business was acquired. The activity in the VOBA balance for 2000 and 1999 is summarized below.

                                            2000             1999
                                    =============================
Balance, beginning of year          $    210,363                0
Additions                                      0          214,524
Interest                                   7,433            1,975
Amortization                            (28,342)           (6,136)
                                    -----------------------------
Balance, end of year                     189,454          210,363
                                    =============================

The net amortization of the VOBA in each of the next five years is expected to be: 2001 - $20,770; 2002 - $19,247; 2003 - $18,281; 2004 - $17,895; and 2005 -
$13,253.

Goodwill is the excess of the amount paid to acquire a company over the fair value of its net assets and VOBA, reduced by amortization and valuation adjustments, if any. Goodwill related to the purchase of LifeUSA is amortized on a straight-line basis over 20 years; all other goodwill is amortized over 15 years. The value of VOBA and goodwill is monitored at least annually based on estimates of future earnings. For VOBA, those earnings relate to the insurance in force purchased. For goodwill, estimates will be based on production subsequent to the purchase. If estimated future earnings are less than the carrying amount of the related asset, the carrying value of the asset may not be recoverable. Fair value of the asset is determined based on discounted estimated future cash flows of business purchased or future business, as applicable. If impairment is indicated, the carrying value will be reduced to its fair value with a corresponding charge to earnings.

Deferred Acquisition Costs

Acquisition costs, consisting of commissions and other costs that vary with and are primarily related to production of new business, are deferred. For traditional life and group life products, such costs are amortized over the revenue-producing period of the related policies using the same actuarial assumptions used in computing future policy benefit reserves. Acquisition costs for accident and health insurance policies are deferred and amortized over the lives of the policies in the same manner as premiums are earned. For interest sensitive products, acquisition costs are amortized in relation to the present value of expected future gross profits from investment margins and mortality, morbidity and expense charges. Deferred acquisition costs amortized during 2000, 1999 and 1998 were $162,746, $312,036, and $202,644, respectively.

Future Policy Benefit Reserves

Future policy benefit reserves on traditional life products are computed by the net level premium method based upon estimated future investment yield, mortality and withdrawal assumptions, commensurate with the Company's experience, modified as necessary to reflect anticipated trends, including possible unfavorable deviations. Most life reserve interest assumptions range from 6% to 3.5%.

Future policy benefit reserves for interest sensitive products are generally carried at accumulated contract values. Reserves on some deferred annuity contracts are computed based on contractholder cash value accumulations, adjusted for mortality, withdrawal and interest margin assumptions.

Fair values of investment contracts, which include deferred annuities and other annuities without significant mortality risk, were determined by testing amounts payable on demand against discounted cash flows using interest rates commensurate with the risks involved. Fair values are based on the amount payable on demand at December 31.

            Variable Life Prospectus   11
-----------------------------------------


ALLIANZ LIFE INSURANCE COMPANY OF NORTH AMERICA
AND SUBSIDIARIES

Notes to Consolidated Financial Statements (continued)
December 31, 2000, 1999 and 1998 (in thousands, except share data)

(1) SUMMARY OF SIGNIFICANT ACCOUNTING POLICIES (CONTINUED)

Policy and Contract Claims

Policy and contract claims represent an estimate of claims and claim adjustment expenses that have been reported but not yet paid and incurred but not yet reported as of December 31.

Reinsurance

Reinsurance premium and benefits paid or provided are accounted for on a basis consistent with those used in accounting for original policies issued and the terms of the reinsurance contracts. Insurance liabilities are reported before the effects of reinsurance. Amounts paid or deemed to have been paid for claims covered by reinsurance contracts are recorded as a reinsurance recoverable. Reinsurance recoverables are recognized in a manner consistent with the liabilities related to the underlying reinsured contracts.

Investments

The Company has classified all of its fixed maturity and equity portfolio as "available-for-sale" and, accordingly, the securities are carried at fair value, changes in unrealized gains or losses, net of tax, are credited or charged directly to stockholder's equity. Mortgage backed securities and structured securities are amortized using anticipated prepayments and are accounted for using the retrospective method. Short-term securities are carried at amortized cost, which approximates market value. Policy loans are reflected at their unpaid principal balances. Mortgage loans are reflected at unpaid principal balances adjusted for premium and discount amortization and an allowance for uncollectible balances. The Company analyzes loan impairment at least once a year when assessing the adequacy of the allowance for possible credit losses. The Company does not accrue interest on impaired loans and accounts for interest income on such loans on a cash basis.

Realized gains and losses are computed based on the specific identification method.

As of December 31, 2000 and 1999, investments with a carrying value of $127,528 and $164,045, respectively, were held on deposit with various insurance departments and in other trusts as required by statutory regulations.

The fair values of invested assets, excluding investments in real estate, are deemed by management to approximate their estimated market values. The fair value of fixed maturity and equity securities is based primarily on independent pricing services, broker quotes and other independent information. The fair value of mortgage loans has been calculated using discounted cash flows and is based on pertinent information available to management as of year-end. Policy loan balances which are supported by the underlying cash value of the policies approximate fair value. Changes in market conditions subsequent to year-end may cause estimates of fair values to differ from the amounts presented herein.

Investment in Equity Method Subsidiaries

The Company uses the equity method of accounting for the various organizations in which it holds a minority interest. The excess of amounts invested over the proportionate equity in the investee's net assets has been accounted for as goodwill and is being amortized over a 15-year life. The Company's investment in various companies is classified as investment in equity method subsidiaries and is included in investment in equity investments on the Consolidated Balance Sheet. The Company's proportionate share of gains or losses is reflected in the investment balance and is also reflected in other income on the Consolidated Statement of Operations.

Accounting for Option Contracts

Certain annuity products provide additional benefits to the policy annuitization value based on the growth in the Standard & Poor's (S&P) 500 Index. The Company has analyzed the characteristics of these benefits and has purchased option contracts tied to the S&P 500 Index with similar characteristics to economically hedge these risks. Management monitors correlation of in force amounts and option contract values to ensure proper matching. If persistency assumptions were to deviate significantly from anticipated rates, management would purchase or sell option contracts as deemed appropriate. As of December 31, 2000, management believes a proper economic hedge exists.

                                       12
                                      ------------------------------------------


ALLIANZ LIFE INSURANCE COMPANY OF NORTH AMERICA
AND SUBSIDIARIES

Notes to Consolidated Financial Statements (continued)
December 31, 2000, 1999 and 1998 (in thousands, except share data)

(1) SUMMARY OF SIGNIFICANT ACCOUNTING POLICIES (CONTINUED)

The option contracts are reported at fair value on the consolidated balance sheet. The fair value of the options is deemed by management to approximate the estimated market values. Unrealized gains and losses on the option contracts are recorded in investment income on the Consolidated Statement of Operations to offset increases or decreases in the future policy benefits liability for the index benefit that are shown in annuity benefits on the Consolidated Statement of Operations.

The Company purchases "over-the-counter" European-Asian call option contracts based upon the S&P 500 Index. Two types of options are purchased: five- and seven-year options with daily averaging of the index during the last year of the contract and five-year cliquet options which use monthly averaging of the index during each year and resets at each anniversary date of the contract. The strike price depends on the product, index period, cap and credited rate. The Company only purchases option contracts from counterparties rated AA- or better and the option contracts are not used for trading purposes.

Accounting for Forward Contracts

As of December 31, 2000 and 1999 the Company had outstanding commitments of $669,450 and $0, respectively, to purchase securities issued by the Federal National Mortgage Association ("FNMA") and the Federal Home Loan Mortgage Corporation ("FHLMC") on a "to be announced" ("TBA") basis. The interest rates on these securities range from 6.5% to 7.5%. The Company received income from commitments of this type totaling $23,436, $296 and $240 in 2000, 1999 and 1998, respectively.

Home Office Property and Equipment

Major renewals and improvements are capitalized, while maintenance and repairs are expensed when incurred. Depreciation is computed over the estimated useful lives of depreciable assets using the straight-line method. The cost and accumulated depreciation for home office property and equipment sold, retired or otherwise disposed of are relieved from the accounts, and resulting gains or losses are reflected in income.

Preoperating and start-up costs incurred in connection with the construction of the Company's new headquarters are being capitalized until the facility becomes operational. These costs will be amortized over a thirty-nine year period. Capitalized costs incurred in 2000 were $37,355. Interest is capitalized in connection with the construction and recorded as part of the asset to which it relates and will be amortized over the asset's estimated useful life. In 2000, $796 of interest cost was capitalized.

Income Taxes

Deferred tax assets and liabilities are recognized for the future tax consequences attributable to differences between the financial statement carrying amounts of existing assets and liabilities and their respective tax bases. Deferred tax assets and liabilities are measured using enacted tax rates expected to apply to taxable income in the years in which those temporary differences are expected to be recovered or settled. The effect on deferred tax assets and liabilities of a change in tax rates is recognized in income in the period that includes the enactment date.

Separate Accounts

Separate accounts represent funds for which investment income and investment gains and losses accrue directly to the policyholders and contractholders. Each account has specific investment objectives and the assets are carried at fair value. The assets of each account are legally segregated and are not subject to claims that arise out of any other business of the Company.

Fair values of separate account assets were determined using the market value of the underlying investments held in segregated fund accounts. Fair values of separate account liabilities were determined using the cash surrender values of the policyholder's and contractholder's account.

            Variable Life Prospectus   13
-----------------------------------------


ALLIANZ LIFE INSURANCE COMPANY OF NORTH AMERICA
AND SUBSIDIARIES

Notes to Consolidated Financial Statements (continued)
December 31, 2000, 1999 and 1998 (in thousands, except share data)

(1) SUMMARY OF SIGNIFICANT ACCOUNTING POLICIES (CONTINUED)

Receivables

Receivable balances approximate estimated fair values. This is based on pertinent information available to management as of year-end including the financial condition and credit worthiness of the parties underlying the receivables.

Accounting Changes

Effective January 1, 1999, the Company changed its methodology for calculating deferred acquisition costs and future benefit reserves for two tiered deferred annuities. The revised calculation better reflects the income streams from this product. Under the previous method of accounting, a disproportionate amount of gains were recognized when contract annuitization or surrenders occurred. The new methodology provides for profit emergence over the life of the block of annuities. The cumulative effect of the change in accounting principle for the years prior to 1999 in the amount of $16,122, net of taxes, is recorded in the accompanying consolidated statement of operations. The effect of the change in methodology does not have a significant impact on the financial statements for prior years, therefore no proforma retroactive information is included.

In 1999, the Company adopted Statement of Position (SOP) 97-3, Accounting for Insurance and Other Enterprises for Insurance-Related Assessment, and SOP 98-1, Accounting for the Costs of Computer Software Developed or Obtained for Internal Use. No material adjustments were made to the consolidated financial statements upon adoption of these statements.

Accounting Pronouncements to be Adopted

Statement of Financial Accounting Standards (SFAS) No. 133, Accounting for Derivative Instruments and Hedging Activities, as amended by SFAS No. 137 and No. 138, is required to be adopted in years beginning after June 15, 2000. The Company is required to adopt the new Statement effective January 1, 2001. The Statement will require the Company to recognize all derivatives on the balance sheet at fair value. The Company plans on marking all derivative instruments to market. Based on the Company's derivative position at December 31, 2000, the Company estimates the impact upon adoption will be immaterial to the consolidated financial statements.

In September 2000, the Financial Accounting Standards Board issued SFAS No. 140, Accounting for Transfers and Servicing of Financial Assets and Extinguishment of Liabilities, a replacement of SFAS No. 125, Accounting for Transfers and Servicing of Financial Assets and Extinguishments of Liabilities. This statement revises the standards for accounting for securitizations and other transfers of financial assets and collateral and requires certain disclosure, but it carries over most of SFAS No. 125 provisions without reconsideration. This statement is effective for transfers and servicing of financial assets and extinguishment of liabilities occurring after March 31, 2001. Adoption of this statement is not expected to have a significant impact on the consolidated financial statements.

Reclassifications

Certain prior year balances have been reclassified to conform to the current year presentation.

                                       14
                                      ------------------------------------------


ALLIANZ LIFE INSURANCE COMPANY OF NORTH AMERICA
AND SUBSIDIARIES

Notes to Consolidated Financial Statements (continued)
December 31, 2000, 1999 and 1998 (in thousands, except share data)

(2) BUSINESS COMBINATION

On October 1, 1999, the Company acquired all of the outstanding capital stock (including all outstanding options) of LifeUSA Holding, Inc. that it did not already own for approximately $423,000 in cash. The acquisition was financed by a capital contribution from AZOA.

The acquisition was accounted for under the purchase method of accounting and, accordingly, the consolidated financial statements only include the results of LifeUSA's operations from the date of acquisition. The value of business acquired was approximately $215,000 and is being amortized in relation to the present value of future gross profits, which will be approximately 20 years. The remaining excess of the purchase price over the fair value of assets acquired in the amount of $308,000 has been recorded as goodwill and is being amortized on a straight-line basis over 20 years.

During 1999, expenses of approximately $7,000 were recorded related to the acquisition of LifeUSA and its integration with the Company. These expenses resulted primarily from the costs of the integration of the Company's and LifeUSA's strategies, policies and practices. These charges include filing fees, legal fees and other consulting fees related to the acquisition.

Following are the Company's unaudited pro forma results for the years ended December 31, 1999 and 1998 assuming the acquisition occured on January 1, 1998.

                                                    1999                 1998
                                               ---------------------------------
Total revenue .......................          $ 1,766,792             1,654,531
Net (loss) income ...................              (44,624)              103,236

These unaudited pro forma results have been prepared for comparative purposes only and include additional amortization expenses as a result of goodwill and certain other adjustments. They do not purport to be indicative of the results of operations that actually would have resulted had the combination occurred on January 1, 1998 or that may result in the future.

            Variable Life Prospectus   15
-----------------------------------------


ALLIANZ LIFE INSURANCE COMPANY OF NORTH AMERICA
AND SUBSIDIARIES

Notes to Consolidated Financial Statements (continued)
December 31, 2000, 1999 and 1998 (in thousands, except share data)

(3) INVESTMENTS

Investments at December 31, 2000 consist of:

                                                                                                                           Amount
                                                                                                                          shown on
                                                                                 Amortized           Estimated          consolidated
                                                                                   cost                fair               balance
                                                                                  or cost              value               sheet
                                                                                --------------------------------------------------
Fixed maturity securities:
    U.S. government ....................................................        $  798,968             826,092             826,092
    States and political subdivisions ..................................            86,944              88,067              88,067
    Foreign government .................................................           143,091             146,945             146,945
    Public utilities ...................................................           173,045             172,521             172,521
    Corporate securities ...............................................         3,536,710           3,495,915           3,495,915
    Mortgage backed securities .........................................           294,327             305,616             305,616
    Collateralized mortgage obligations ................................           541,085             555,748             555,748
                                                                                ==================================================
        Total fixed maturities .........................................        $5,574,170           5,590,904           5,590,904
                                                                                --------------------------------------------------
Equity securities:
    Common stocks:
        Banks, trusts and insurance companies ..........................            20,586              31,692              31,692
        Industrial and miscellaneous ...................................           547,167             569,164             569,164
    Preferred stocks ...................................................                84                  66                  66
                                                                                --------------------------------------------------
        Total equity securities ........................................        $  567,837             600,922             600,922
                                                                                --------------------------------------------------
Other investments:
    Mortgage loans on real estate ......................................           566,547              XXXXXX             566,547
    Certificates of deposit and short-term securities ..................           309,524              XXXXXX             309,524
    Policy loans .......................................................            57,066              XXXXXX              57,066
    Real estate ........................................................           333,836              XXXXXX             333,836
    Options ............................................................           135,331              XXXXXX             101,796
    Investment in equity investments ...................................             3,655              XXXXXX               3,655
    Other long-term investments ........................................             3,380              XXXXXX               3,380
                                                                                --------------------------------------------------
        Total other investments ........................................        $1,409,339              XXXXXX           1,375,804
                                                                                --------------------------------------------------
        Total investments ..............................................        $7,551,346              XXXXXX           7,567,630
                                                                                ==================================================

                                       16
                                      ------------------------------------------


ALLIANZ LIFE INSURANCE COMPANY OF NORTH AMERICA
AND SUBSIDIARIES

Notes to Consolidated Financial Statements (continued)
December 31, 2000, 1999 and 1998 (in thousands, except share data)

(3) INVESTMENTS (CONTINUED)

At December 31, 2000 and 1999, the amortized cost, gross unrealized gains, gross unrealized losses and estimated fair values of securities are as follows:

                                                                 Amortized             Gross             Gross            Estimated
                                                                   cost              unrealized        unrealized            fair
                                                                  or cost              gains             losses             value
                                                                -------------------------------------------------------------------
2000:
 Fixed maturity securities:
    U.S. Government ....................................        $  798,968             27,286                162            826,092
    States and political subdivisions ..................            86,944              2,234              1,111             88,067
    Foreign government .................................           143,091              3,952                 98            146,945
    Public utilities ...................................           173,045              3,487              4,011            172,521
    Corporate securities ...............................         3,536,710             80,945            121,740          3,495,915
    Mortgage backed securities .........................           294,327             11,466                177            305,616
    Collateralized mortgage obligations ................           541,085             14,912                249            555,748
                                                                ===================================================================
        Total fixed maturities .........................         5,574,170            144,282            127,548          5,590,904
    Equity securities ..................................           567,837            136,513            103,428            600,922
                                                                ===================================================================
        Total ..........................................        $6,142,007            280,795            230,976          6,191,826
                                                                ===================================================================
1999:
 Fixed maturity securities:
    U.S. Government ....................................        $  294,587              3,340              5,931            291,996
    States and political subdivisions ..................            57,378                  0              4,926             52,452
    Foreign government .................................           172,877                334              3,525            169,686
    Public utilities ...................................           227,934                 20              7,352            220,602
    Corporate securities ...............................         2,981,913              3,902            112,488          2,873,327
    Mortgage backed securities .........................           345,794              5,026              3,585            347,235
    Collateralized mortgage obligations ................           634,680              2,126              9,754            627,052
                                                                ===================================================================
        Total fixed maturities .........................         4,715,163             14,748            147,561          4,582,350
    Equity securities ..................................           436,214            289,441             50,114            675,541
                                                                ===================================================================
        Total ..........................................        $5,151,377            304,189            197,675          5,257,891
                                                                ===================================================================

The changes in net unrealized gains and (losses) on fixed maturity securities were $149,547, $(277,300), and $22,170 in each of the years ended December 31, 2000, 1999 and 1998, respectively.

The changes in net unrealized gains and (losses) in equity investments, which include common stocks and nonredeemable preferred stocks were $(206,242), $5,676, and $55,188 for the years ended December 31, 2000, 1999 and 1998, respectively.

            Variable Life Prospectus   17
-----------------------------------------


ALLIANZ LIFE INSURANCE COMPANY OF NORTH AMERICA
AND SUBSIDIARIES

Notes to Consolidated Financial Statements (continued)
December 31, 2000, 1999 and 1998 (in thousands, except share data)

(3) INVESTMENTS (CONTINUED)

The amortized cost and estimated fair value of fixed maturity securities at December 31, 2000, by contractual maturity, are shown below. Expected maturities will differ from contractual maturities because borrowers may have the right to call or prepay obligations with or without call or prepayment penalties.

                                                                                                      Amortized           Estimated
                                                                                                        cost              fair value
                                                                                                     -------------------------------
    Due in one year or less ..............................................................           $  112,700              112,139
    Due after one year through five years ................................................            1,617,042            1,632,509
    Due after five years through ten years ...............................................            1,312,355            1,295,647
    Due after ten years ..................................................................            1,696,661            1,689,245
    Mortgage backed securities and collateralized mortgage obligations ...................              835,412              861,364
                                                                                                     -------------------------------
        Totals ...........................................................................           $5,574,170            5,590,904
                                                                                                     ===============================

Proceeds from sales of investments in available-for-sale securities during 2000, 1999 and 1998 were $1,859,939, $1,309,130, and $1,561,991, respectively. Gross gains of $198,277, $151,920, and $105,723 and gross losses of $63,772, $39,717, and $18,217 were realized on sales of securities in 2000, 1999 and 1998, respectively. In 2000, a loss of $12,100 was recognized on securities with other than temporary impairment.

As of December 31, 2000 and 1999, the Company held options with an amortized cost of $135,176 and $51,131, and fair market value of $101,796 and $68,217, respectively. The notional amounts of the option contracts were $838,517 and $317,601 at December 31, 2000 and 1999, respectively.

Net realized investment gains (losses) for the respective years ended December 31 are summarized as follows:

                                                                              2000                    1999                    1998
                                                                          ---------------------------------------------------------
Fixed maturity securities ..................................              $ (10,365)                 (4,474)                 30,299
Equity securities ..........................................                132,770                 116,677                  57,207
Mortgage loans .............................................                      0                  (1,680)                 (1,320)
Real estate ................................................                      0                   2,331                   3,133
Other ......................................................                    446                    (601)                    (93)
                                                                          ---------------------------------------------------------
    Net gains before taxes .................................                122,851                 112,253                  89,226
Tax expense on net realized gains ..........................                 42,998                  39,257                  31,229
                                                                          ---------------------------------------------------------
    Net gains after taxes ..................................              $  79,853                  72,996                  57,997
                                                                          =========================================================

The valuation allowances on mortgage loans at December 31, 2000, 1999 and 1998 and the changes in the allowance for the years then ended are summarized as follows:

                                                                               2000                    1999                    1998
                                                                             -------------------------------------------------------
Beginning of Year ..........................................                 $11,279                   9,599                   8,279
    Charged to operations ..................................                       0                   1,680                   1,320
    Recoveries .............................................                       0                       0                       0
                                                                             -------------------------------------------------------
End of Year ................................................                 $11,279                  11,279                   9,599
                                                                             =======================================================

                                       18
                                      ------------------------------------------


ALLIANZ LIFE INSURANCE COMPANY OF NORTH AMERICA
AND SUBSIDIARIES

Notes to Consolidated Financial Statements (continued)
December 31, 2000, 1999 and 1998 (in thousands, except share data)

(3) INVESTMENTS (CONTINUED)

Major categories of net investment income for the respective years ended December 31 are:

                                                                                 2000                   1999                  1998
                                                                              ------------------------------------------------------
Interest:
    Fixed maturity securities ...................................             $ 351,203                210,332               152,708
    Mortgage loans ..............................................                43,125                 40,011                34,449
    Policy loans ................................................                 1,658                    737                   497
    Short-term securities .......................................                17,796                  1,823                15,022
Dividends:
    Preferred stock .............................................                    19                    212                   668
    Common stock ................................................                 5,852                  5,259                 5,190
Change in market value on options ...............................               (50,466)                10,472                 3,231
Interest on assets held by reinsurers ...........................                 6,483                  8,097                 8,272
Rental income on real estate ....................................                24,615                 13,356                 7,505
Other invested assets ...........................................                23,516                  1,055                 1,132
                                                                              ======================================================
        Total investment income .................................               423,801                291,354               228,674
Investment expenses .............................................                19,902                 11,372                 8,377
                                                                              ------------------------------------------------------
        Net investment income ...................................             $ 403,899                279,982               220,297
                                                                              ======================================================

            Variable Life Prospectus   19
-----------------------------------------


ALLIANZ LIFE INSURANCE COMPANY OF NORTH AMERICA
AND SUBSIDIARIES

Notes to Consolidated Financial Statements (continued)
December 31, 2000, 1999 and 1998 (in thousands, except share data)

(4) SUMMARY TABLE OF FAIR VALUE DISCLOSURES

                                                                                2000                               1999
                                                                    ----------------------------------------------------------------
                                                                      Carrying           Fair             Carrying           Fair
                                                                       Amount            Value             Amount            Value
                                                                     ---------         ---------         ---------         ---------
Financial assets
    Fixed maturity securities:
        U.S. Government ....................................        $  826,092           826,092           291,996           291,996
        States and political subdivisions ..................            88,067            88,067            52,452            52,452
        Foreign governments ................................           146,945           146,945           169,686           169,686
        Public utilities ...................................           172,521           172,521           220,602           220,602
        Corporate securities ...............................         3,495,915         3,495,915         2,873,327         2,873,327
        Mortgage backed securities .........................           305,616           305,616           347,235           347,235
        Collateralized mortgage obligations ................           555,748           555,748           627,052           627,052
    Equity securities ......................................           600,922           600,922           675,541           675,541
    Mortgage loans .........................................           566,547           577,826           528,933           530,033
    Short term securities ..................................           309,524           309,524           139,571           139,571
    Policy loans ...........................................            57,066            57,066            46,573            46,573
    Options ................................................           101,796           101,796            68,217            68,217
    Separate accounts assets ...............................         6,822,883         6,822,883         8,488,404         8,488,404

Financial liabilities
    Investment contracts ...................................         8,748,042         8,134,508         7,609,726         7,208,876
    Separate account liabilities ...........................         6,822,883         6,719,606         8,488,404         8,361,112
                                                                    ================================================================

See Note 1 "Summary of Significant Accounting Policies" for description of the methods and significant assumptions used to estimate fair values.

(5) LONG TERM DEBT

On April 26, 2000, the Company entered into a Loan Agreement with Wells Fargo National Bank (Wells Fargo) for $110,000, including a $1,133 irrevocable standby letter of credit issued in favor of the Housing and Redevelopment Authority in and for The City of Golden Valley. The loan is for the purchase of land and the construction of the Company's new headquarters. The interest is treated as an additional advance at the end of each month and is calculated at either the LIBOR plus 0.625% or the bank's prime rate. The fee for the letter of credit is 0.15625% on the portion available. If there is a draw on the letter of credit, interest is calculated at prime plus 2%. As of December 31, 2000 the amount drawn down on the loan and letter of credit was $36,340 and $0, respectively. The loan will mature on April 29, 2002, however, prepayment is permitted. The Company is obligated to pledge to Wells Fargo FNMA, GNMA or US Treasury securities equal to 110% of the principal outstanding plus the maximum amount which may be drawn under the letter of credit. As of December 31, 2000, $42,736 was pledged in accordance with the agreement.

                                       20
                                      ------------------------------------------


ALLIANZ LIFE INSURANCE COMPANY OF NORTH AMERICA
AND SUBSIDIARIES

Notes to Consolidated Financial Statements (continued)
December 31, 2000, 1999 and 1998 (in thousands, except share data)

(6) ACCIDENT AND HEALTH CLAIMS RESERVES

Accident and health claims reserves are based on estimates that are subject to uncertainty. Uncertainty regarding reserves of a given accident year is gradually reduced as new information emerges each succeeding year, thereby allowing more reliable re-evaluations of such reserves. While management believes that reserves as of December 31, 2000 are adequate, uncertainties in the reserving process could cause such reserves to develop favorably or unfavorably in the near term as new or additional information emerges. Any adjustments to reserves are reflected in the operating results of the periods in which they are made. Movements in reserves, which are small relative to the amount of such reserves, could significantly impact future reported earnings of the Company.

Activity in the accident and health claims reserves, exclusive of long term care, hospital indemnity and AIDS reserves of $13,650, $19,542, and $9,918 in

2000, 1999 and 1998, respectively, is summarized as follows:

                                                                                         2000              1999              1998
                                                                                      ---------------------------------------------
Balance at January 1, net of reinsurance
    recoverables of $175,142, $128,764, and $141,033 .........................        $ 368,346           366,425           312,886
Adjustment primarily related to commutation of block of business .............                0           (53,585)                0
Incurred related to:
    Current year .............................................................          310,638           431,279           417,042
    Prior years ..............................................................           (5,106)            3,264           (12,217)
                                                                                      ---------------------------------------------
Total incurred ...............................................................          305,532           434,543           404,825
                                                                                      ---------------------------------------------
Paid related to:
    Current year .............................................................          120,284           193,341           204,100
    Prior years ..............................................................          193,545           185,696           147,186
                                                                                      ---------------------------------------------
 Total paid ..................................................................          313,829           379,037           351,286
                                                                                      ---------------------------------------------
Balance at December 31, net of reinsurance
    recoverables of $110,803, $175,142, and $128,764 .........................        $ 360,049           368,346           366,425
                                                                                      =============================================

The Company's incurred claims related to prior years decreased in 2000 and 1998 due to positive claims experience. Current year paid claims in 2000 are significantly lower than prior year due to the termination of the reinsurance assumed business in 1999. Additional losses were incurred in 1999 on prior year incurred claims primarily on its reinsurance assumed (non-HMO) business.

            Variable Life Prospectus   21
-----------------------------------------


ALLIANZ LIFE INSURANCE COMPANY OF NORTH AMERICA
AND SUBSIDIARIES

Notes to Consolidated Financial Statements (continued)
December 31, 2000, 1999 and 1998 (in thousands, except share data)

(7) REINSURANCE

In the normal course of business, the Company seeks to limit its exposure to loss on any single insured and to recover a portion of benefits paid by ceding risks under excess coverage and coinsurance contracts. The Company retains a maximum of $3,000 coverage per individual life. Reinsurance contracts do not relieve the Company from its obligations to policyholders. Failure of reinsurers to honor their obligations could result in losses to the Company. The Company evaluates the financial condition of its reinsurers and monitors concentrations of credit risk to minimize its exposure to significant losses from reinsurer insolvencies. A contingent liability exists to the extent that the Company's reinsurers are unable to meet their contractual obligations. Management is of the opinion that no liability will accrue to the Company with respect to this contingency.

Life insurance, annuities and accident and health business assumed from and ceded to other companies is as follows:

                                                                                                                          Percentage
                                                                                Assumed       Ceded                        of amount
                                                                   Direct      from other    to other        Net            assumed
   Year ended                                                      amount      companies     companies      amount          to net
                                                                --------------------------------------------------------------------
December 31, 2000:
Life insurance in force .....................................   $36,767,941   168,888,297    24,531,393   181,124,845        93.2%
                                                                --------------------------------------------------------------------
Premiums:
    Life ....................................................       184,310       330,961       126,045       389,226        85.0%
    Annuities ...............................................       185,388         1,005        13,343       173,050         0.6%
    Accident and health .....................................       480,539       174,335       205,891       448,983        38.8%
                                                                --------------------------------------------------------------------
        Total premiums ......................................   $   850,237       506,301       345,279     1,011,259        50.1%
                                                                ====================================================================
December 31, 1999:
Life insurance in force .....................................   $36,994,161   129,809,733    24,174,006   142,629,888        91.0%
                                                                --------------------------------------------------------------------
Premiums:
    Life ....................................................       205,208       273,604        67,069       411,743        66.5%
    Annuities ...............................................       199,341        39,729        95,232       143,838        27.6%
    Accident and health .....................................       541,847       302,059       315,938       527,968        57.2%
                                                                --------------------------------------------------------------------
        Total premiums ......................................   $   946,396       615,392       478,239     1,083,549        56.8%
                                                                ====================================================================
December 31, 1998:
Life insurance in force .....................................   $34,118,554    98,832,792    19,483,581   113,467,765        87.1%
                                                                --------------------------------------------------------------------
Premiums:
    Life ....................................................       244,416       224,451        93,812       375,055        59.8%
    Annuities ...............................................       220,812         1,820        50,385       172,247         1.1%
    Accident and health .....................................       479,237       294,333       267,119       506,451        58.1%
                                                                --------------------------------------------------------------------
        Total premiums ......................................   $   944,465       520,604       411,316     1,053,753        49.4%
                                                                ====================================================================

Included in reinsurance recoverables at December 31, 2000 are $2,134,172, $964,406 and $497,022 recoverable from three insurers who, as of December 31, 2000, were rated A+ or higher by A.M. Best's Insurance Reports.

Of the amounts ceded to others, the Company ceded life insurance inforce of $4,779,834, $3,387,592, and $2,067,664 in 2000, 1999 and 1998, respectively, and life insurance premiums earned of $8,764, $6,008, and $4,165 in 2000, 1999 and 1998, respectively, to its ultimate parent Allianz AG. The Company also ceded accident and health premiums earned to Allianz AG of $161, $3,131, and $2,817 in 2000, 1999 and 1998, respectively.

                                       22
                                      ------------------------------------------


ALLIANZ LIFE INSURANCE COMPANY OF NORTH AMERICA
AND SUBSIDIARIES

Notes to Consolidated Financial Statements (continued)
December 31, 2000, 1999 and 1998 (in thousands, except share data)

(7) REINSURANCE (CONTINUED)

Effective December 31, 1999, the Company entered into a 100% coinsurance agreement with an unrelated insurance company to coinsure the remaining block of preneed life and annuity business with 1999 premium of $97,100. In connection with this agreement, the Company recognized a recoverable on future benefit reserves of $245,000, received a ceding commission of $73,900 and transferred cash of $154,000. In March of 2000, there was an additional settlement related to this coinsurance agreement in which the Company recognized a ceding commission of $1,334 and transferred reserves of $621. The unearned ceding commission represents deferred revenue that will be amortized over the revenue-producing period of the related reinsured policies. The servicing of the coinsured business was also transferred to a third party administrator. Because the agreement was effective December 31, 1999, no revenue was recognized on this transaction in 1999. During 2000, $6,038 was amortized and included in other revenue in the Consolidated Statements of Operations. Deferred revenue as of December 31, 2000 and 1999 was $84,784 and $90,143, respectively.

Effective January 1, 1999, the Company entered into a 100% coinsurance agreement with an unrelated insurance company to coinsure a block of preneed life and annuity business with 1999 premium of $10,300. In connection with this agreement, the Company recognized a recoverable on future benefit reserves of $95,000, received a ceding commission of $2,600 and transferred cash of $91,700. The unearned ceding commission represents deferred revenue that will be amortized over the revenue-producing period of the related reinsured policies. During 2000 and 1999, $1,110 and $1,200, respectively, was amortized and included in other revenue in the consolidated statements of operations. The servicing of the coinsured business was also transferred to a third party administrator. Deferred revenue as of December 31, 2000 and 1999 was $3,288 and $4,398, respectively.

Effective January 1, 1997, the Company entered into a 100% coinsurance agreement with an unrelated insurance company to coinsure a block of business including certain universal life and traditional life insurance policies and annuity contracts. Deferred revenue resulting from this transaction is being amortized over the revenue-producing period of the related reinsured policies. During 2000, 1999 and 1998, $13,844, $14,996 and $15,965, respectively, was amortized and included in other revenue in the consolidated statements of operations. Deferred revenue as of December 31, 2000 and 1999 was $77,203 and $91,047, respectively.

(8) INCOME TAXES

Income Tax Expense (Benefit)

Total income tax expense (benefit) for the years ended December 31 are as follows:

                                                                                          2000              1999              1998
                                                                                        --------------------------------------------
Income tax expense attributable to operations:
    Current tax expense .......................................................         $ 28,871            63,371            48,410
    Deferred tax (benefit) expense ............................................          (15,917)          (73,727)            2,822
                                                                                        --------------------------------------------
Total income tax  expense (benefit) attributable to operations ................         $ 12,954           (10,356)           51,232
Tax benefit due to cumulative effect of change in accounting ..................                0            (8,682)                0
                                                                                        --------------------------------------------
Total income tax expense (benefit) attributable to net income .................           12,954           (19,038)           51,232
Income tax effect on equity:
    Income tax allocated to stockholder's equity:
        Attributable to unrealized gains and losses for the year ..............          (20,273)          (94,283)           26,127
                                                                                        --------------------------------------------
Total income tax effect on equity .............................................         $ (7,319)         (113,321)           77,359
                                                                                        ============================================

            Variable Life Prospectus   23
-----------------------------------------


ALLIANZ LIFE INSURANCE COMPANY OF NORTH AMERICA
AND SUBSIDIARIES

Notes to Consolidated Financial Statements (continued)
December 31, 2000, 1999 and 1998 (in thousands, except share data)

(8) INCOME TAXES (CONTINUED)

Components of Income Tax Expense (Benefit)

Income tax expense computed at the statutory rate of 35% varies from tax expense reported in the consolidated statements of operations for the respective years ended December 31 as follows:

                                                                                         2000               1999              1998
                                                                                       --------------------------------------------
Income tax expense (benefit) computed at the statutory rate ..................         $ 41,646           (12,520)           52,980
Dividends received deductions and tax-exempt interest ........................          (10,409)           (2,605)           (3,294)
Adequacy release .............................................................          (28,010)                0                 0
Foreign tax ..................................................................              935            (1,014)             (133)
Interest on tax deficiency ...................................................                0               800               900
Goodwill amortization ........................................................            5,678             1,365                 0
Other ........................................................................            3,114             3,618               779
                                                                                       --------------------------------------------
    Income tax expense (benefit) as reported .................................         $ 12,954           (10,356)           51,232
                                                                                       ============================================

Components of Deferred Tax Assets and Liabilities on the Balance Sheet

Tax effects of temporary differences giving rise to the significant components of the net deferred tax liability at December 31 are as follows:

                                                                                                     2000                     1999
                                                                                                   ---------------------------------
Deferred tax assets:
    Provision for post retirement benefits .......................................                 $  2,333                    2,286
    Allowance for uncollectible accounts .........................................                      929                      929
    Policy reserves ..............................................................                  284,790                  282,573
    Expense accruals .............................................................                   36,334                   19,948
    Other ........................................................................                    3,675                        0
                                                                                                   ---------------------------------
        Total deferred tax assets ................................................                  328,061                  305,736
                                                                                                   ---------------------------------
Deferred tax liabilities:
    Deferred acquisition costs ...................................................                  263,370                  219,869
    Net unrealized gain on investments ...........................................                    5,511                   25,701
    Value of business acquired ...................................................                   66,309                   73,627
    Other ........................................................................                    8,232                   37,895
                                                                                                   ---------------------------------
        Total deferred tax liabilities ...........................................                  343,422                  357,092
                                                                                                   ---------------------------------
Net deferred tax liability .......................................................                 $ 15,361                   51,356
                                                                                                   =================================

Although realization is not assured, the Company believes it is not necessary to establish a valuation allowance for the deferred tax asset as it is more likely than not the deferred tax asset will be realized principally through future reversals of existing taxable temporary differences and future taxable income. The amount of the deferred tax asset considered realizable, however, could be reduced in the near term if estimates of future reversals of existing taxable temporary differences and future taxable income are reduced.

The Company and its subsidiaries, with the exception of LifeUSA, file a consolidated federal income tax return with AZOA and all of its wholly owned subsidiaries. The consolidated tax allocation agreement stipulates that each company participating in the return will bear its share of the tax liability pursuant to United States Treasury Department regulations. LifeUSA is required to file as a stand-alone company for five filing periods subsequent to the Company's purchase of LifeUSA, pursuant to United States Treasury Department regulations. The Company, each of its insurance subsidiaries and USAllianz Securities, Inc., generally will be paid for the tax benefit on their losses, and any other tax attributes, to the extent they could have obtained a benefit against their post-1990 separate return taxable income or tax. Income taxes paid by the Company were $16,051 , $57,121, and $30,808 in 2000, 1999 and 1998, respectively. At December 31, 2000 and 1999 the Company had a tax payable (recoverable) to (from) AZOA of $8,904 and $(3,251), respectively.

                                       24
                                      ------------------------------------------


ALLIANZ LIFE INSURANCE COMPANY OF NORTH AMERICA
AND SUBSIDIARIES

Notes to Consolidated Financial Statements (continued)
December 31, 2000, 1999 and 1998 (in thousands, except share data)

(8) INCOME TAXES (CONTINUED)

At December 31, 2000 and 1999, the Company had a tax recoverable separate from the agreement with AZOA in the amount of $9,556 and $7,233, respectively. These amounts are for foreign taxes and LifeUSA taxes recoverable.

(9) RELATED PARTY TRANSACTIONS

In conjunction with the purchase of LifeUSA on October 1, 1999, the Company received a capital contribution from AZOA in the amount of $423,186.

The Company reimbursed AZOA $4,729, $3,582, and $2,495 in 2000, 1999 and 1998,
respectively, for certain administrative and investment management services performed. The Company's liability to AZOA for such services was $2,063 and $581 at December 31, 2000 and 1999, respectively.

The Company shares a data center with and receives other system support from affiliated insurance companies. Usage and other system support charges paid by the Company were $31, $902 and $1,291 in 2000, 1999 and 1998, respectively. The Company's liability for data center and other system support charges was $1,237 and $157 at December 31, 2000 and 1999, respectively.

(10) EMPLOYEE BENEFIT PLANS

The Company participates in the Allianz Primary Retirement Plan (Primary Retirement Plan), a defined contribution money purchase plan. The Company makes contributions to the plan on behalf of eligible participants. All employees, excluding agents, are eligible to participate in the Primary Retirement Plan after two years of service. The contributions are based on a percentage of the participant's salary with the participants being 100% vested upon eligibility. It is the Company's policy to fund the plan costs as accrued. Total pension contributions were $1,992, $2,025, and $756 in 2000, 1999 and 1998, respectively.

The Company participates in the Allianz Asset Accumulation Plan (Allianz Plan), a defined contribution plan sponsored by AZOA. Prior to 1999, all employees were eligible to participate in the Allianz Plan during their first year of service, however, they were not eligible for the Company's matching contribution until completion of one year of service and were fully vested in the Company's matching contribution after three years of service. Effective January 1, 1999, new hires were immediately enrolled in the Allianz Plan upon their first day of employment. Under the Allianz Plan provisions, the Company will match 100% of eligible employees' contributions up to a maximum of 2% of a participant's compensation in the first year of service and 6% following the employee's first year anniversary. Employees continue to be fully vested in the Company's matching contribution after three years of service. The plan can also declare a profit sharing allocation of up to 5.0% of base pay at year-end based upon the profitability of the Company. The Allianz Plan will accept participants' pretax or after tax contributions up to 15% of the participant's eligible compensation. It is the Company's policy to fund the Allianz Plan costs as accrued. The Company has expensed $2,144, $980, and $868 in 2000, 1999 and 1998, respectively, toward planned contributions.

The Company provides certain postretirement benefits to employees who retired on or before December 31, 1988 or who were hired before December 31, 1988 and who have at least ten years of service when they reach age 55. The Company's plan obligation at December 31, 2000 and 1999 was $6,573 and $6,532, respectively. This liability is included in "Other liabilities" in the accompanying balance sheet.

            Variable Life Prospectus   25
-----------------------------------------


ALLIANZ LIFE INSURANCE COMPANY OF NORTH AMERICA
AND SUBSIDIARIES

Notes to Consolidated Financial Statements (continued)
December 31, 2000, 1999 and 1998 (in thousands, except share data)

(11) STATUTORY FINANCIAL DATA AND DIVIDEND RESTRICTIONS

Statutory accounting is directed toward insurer solvency and protection of policyholders. Accordingly, certain items recorded in financial statements prepared under GAAP are excluded or vary in determining statutory policyholders' surplus and net gain from operations. Currently, these items include, among others, deferred acquisition costs, furniture and fixtures, accident and health premiums receivable which are more than 90 days past due, deferred taxes and undeclared dividends to policyholders. Additionally, future life and annuity benefit reserves calculated for statutory accounting do not include provisions for withdrawals. The National Association of Insurance Commissioners (NAIC) has completed a project to codify statutory accounting practices, the result of which will constitute the primary source of "prescribed" statutory accounting practices. Accordingly, that project, which has been substantially adopted by all states effective January 1, 2001, changes the definition of what comprises prescribed versus permitted statutory accounting practices, and will result in changes to existing accounting policies insurance enterprises use to prepare their statutory financial statements. The State of Minnesota has adopted Codification without exception. The Company has determined the impact of adopting the NAIC codification on their statutory financial statements will be an increase to statutory surplus of approximately $23.4.

The differences between stockholder's equity and net income reported in accordance with statutory accounting practices and the accompanying consolidated financial statements as of and for the year ended December 31 are as follows:

                                                                Stockholder's equity                    Net income (loss)
                                                            -----------------------------------------------------------------------
                                                               2000             1999           2000           1999           1998
                                                               -----            -----          -----          -----          -----
Statutory basis .........................................   $   808,684        873,617         83,732         97,768         35,188
Adjustments:
    Change in reserve basis .............................      (369,066)      (378,706)       (91,992)       (80,952)         2,036
    Deferred acquisition costs ..........................       941,511        801,763        139,748       (129,412)         2,979
    Value of business acquired ..........................       189,454        210,363        (20,909)        (4,161)             0
    Goodwill ............................................       212,891        240,759        (15,390)        (6,373)             0
    Net deferred taxes ..................................       (15,361)       (51,356)        15,917         73,727         (2,822)
    Statutory asset valuation reserve ...................       112,830        254,613              0              0              0
    Statutory interest maintenance reserve ..............        44,537         53,847         (4,578)        (4,912)        14,361
    Modified coinsurance reinsurance ....................       (25,543)       (32,998)        28,558         35,552         29,595
    Unrealized (losses) gains on investments ............        76,760        (74,573)             0              0              0
    Nonadmitted assets ..................................        22,719          7,450              0              0              0
    Deferred income on reinsurance ......................      (166,503)      (186,888)             0              0              0
    Investment in subsidiaries ..........................      (190,543)      (119,719)             0              0              0
    Valuation allowance on mortgage loans ...............       (11,279)       (11,279)             0         (1,680)        (1,320)
    Loss from non-insurance subsidiaries ................             0              0         (7,510)       (11,714)          (618
    Other ...............................................       (15,627)       (39,813)       (21,542)        (9,380)        20,740
                                                            -----------------------------------------------------------------------
          As reported in the accompanying
              consolidated financial statements .........   $ 1,615,464      1,547,080        106,034        (41,537)       100,139
                                                            =======================================================================

The Company is required to meet minimum statutory capital and surplus requirements. The Company's statutory capital and surplus as of December 31, 2000 and 1999 were in compliance with these requirements. The maximum amount of dividends that can be paid by Minnesota insurance companies to stockholders without prior approval of the Commissioner of Commerce is subject to restrictions relating to statutory earned surplus, also known as unassigned funds. Unassigned funds are determined in accordance with the accounting procedures and practices governing preparation of the statutory annual statement, minus 25% of earned surplus attributable to unrealized capital gains. In accordance with Minnesota Statutes, the Company may declare and pay from its surplus, cash dividends of not more than the greater of 10% of its beginning of the year statutory surplus in any year, or the net gain from operations of the insurer, not including realized gains, for the 12-month period ending the 31st day of the next preceding year. Ordinary dividends of $80,868 could be paid in 2001 without prior approval of the Commissioner of Commerce.

                                       26
                                      ------------------------------------------


ALLIANZ LIFE INSURANCE COMPANY OF NORTH AMERICA
AND SUBSIDIARIES

Notes to Consolidated Financial Statements (continued)
December 31, 2000, 1999 and 1998 (in thousands, except share data)

(11) STATUTORY FINANCIAL DATA AND DIVIDEND RESTRICTIONS (CONTINUED)

Regulatory Risk Based Capital

An insurance enterprise's state of domicile imposes minimum risk-based capital requirements that were developed by the NAIC. The formulas for determining the amount of risk-based capital specify various weighting factors that are applied to financial balances or various levels of activity based on the perceived degree of risk. Regulatory compliance is determined by a ratio of an enterprise's regulatory total adjusted capital to its authorized control level risk-based capital, as defined by the NAIC. The Company met its risk based capital requirements as of December 31, 2000 and 1999.

Permitted Statutory Accounting Practices

The Company is required to file annual statements with insurance regulatory authorities, which are prepared on an accounting basis prescribed or permitted by such authorities. Prescribed statutory accounting practices include state laws, regulations, and general administrative rules, as well as a variety of publications of the NAIC. Permitted statutory accounting practices encompass all accounting practices that are not prescribed; such practices differ from state to state, may differ from company to company within a state, and may change in the future. The Company does not currently use permitted statutory accounting practices that have a significant impact on its statutory financial statements.

(12) COMMITMENTS AND CONTINGENCIES

The Company and its subsidiaries are involved in various pending or threatened legal proceedings arising from the conduct of their business. The most significant case in which the Company is a defendant, is a class action lawsuit against Fidelity Union Life Insurance Company (FULICO) whose policies were assumed by the Company. The Company's provision for benefits and expenses was $60,000, $5,500 and $25,000 in 2000, 1999 and 1998, respectively, related to this case. In the opinion of management, the reserves established sufficiently cover the company's exposure. Management believes the ultimate resolution of other litigation will not have a material effect on the consolidated financial position of the Company.

The Company is contingently liable for possible future assessments under regulatory requirements pertaining to insolvencies and impairments of unaffiliated insurance companies. Provision has been made for assessments currently received and assessments anticipated for known insolvencies.

The Company has acquired minority equity interests in certain field marketing organizations. Certain provisions within stockholders' agreements, member agreements and first refusal and put agreements require the Company to purchase part or all of the stock or member interests in the entities to which these agreements pertain, if and when the parties to these agreements exercise certain available options. If all put options were exercised, requiring the Company to purchase all of the stock or member interests in the entities, the total purchase price that would be paid by the Company would be $44,600.

            Variable Life Prospectus   27
-----------------------------------------


ALLIANZ LIFE INSURANCE COMPANY OF NORTH AMERICA
AND SUBSIDIARIES

Notes to Consolidated Financial Statements (continued)
December 31, 2000, 1999 and 1998 (in thousands, except share data)

(13) FOREIGN CURRENCY TRANSLATION

The net assets of the Company's foreign operations are translated into U.S. dollars using exchange rates in effect at each year-end. Translation adjustments arising from differences in exchange rates from period to period are included in the accumulated foreign currency translation adjustment reported as a separate component of comprehensive income. An analysis of this account for the respective years ended December 31 follows:

                                                                                                  2000          1999          1998
                                                                                                -----------------------------------
Beginning amount of cumulative translation adjustments ...................................      $(4,748)       (6,209)       (4,448)
                                                                                                -----------------------------------
Aggregate adjustment for the period resulting from translation adjustments ...............       (1,228)        2,248        (2,710)
Amount of income tax benefit (expense) for period related to aggregate adjustment ........          430          (787)          949
                                                                                                -----------------------------------
    Net aggregate translation included in equity .........................................         (798)        1,461        (1,761)
                                                                                                -----------------------------------
Ending amount of cumulative translation adjustments ......................................      $(5,546)       (4,748)       (6,209)
                                                                                                -----------------------------------
Canadian foreign exchange rate at end of year ............................................       0.6672        0.6924        0.6535
                                                                                                ===================================

                                       28
                                      ------------------------------------------


ALLIANZ LIFE INSURANCE COMPANY OF NORTH AMERICA
AND SUBSIDIARIES

Notes to Consolidated Financial Statements (continued)
December 31, 2000, 1999 and 1998 (in thousands, except share data)

(14) SUPPLEMENTARY INSURANCE INFORMATION

The following table summarizes certain financial information by line of business for 2000, 1999 and 1998:

                                                                                  As of December 31
                                                     -----------------------------------------------------------------------------
                                                                                                                           Other
                                                       Deferred                                                            policy
                                                        policy                Future                                     claims and
                                                      acquisition             benefit                Unearned              benefits
                                                        costs                reserves                premiums              payable
                                                     -----------------------------------------------------------------------------
2000:
Life .......................................         $   246,785             2,045,746                 2,823               165,925
Annuities ..................................             690,254             9,007,312                     0                    25
Accident and health ........................               4,472                     0                46,084               746,589
                                                     -----------------------------------------------------------------------------
                                                     $   941,511            11,053,058                48,907               912,539
                                                     =============================================================================
1999:
Life .......................................         $   231,927             1,874,904                 3,049               116,569
Annuities ..................................             561,966             7,796,583                     0                 1,771
Accident and health ........................               7,870                     0                45,964               809,575
                                                     -----------------------------------------------------------------------------
                                                     $   801,763             9,671,487                49,013               927,915
                                                     =============================================================================
1998:
Life .......................................         $   217,262             1,445,844                 3,859                97,647
Annuities ..................................             694,388             3,588,491                     0                 1,727
Accident and health ........................              18,409                     0                49,919               671,472
                                                     -----------------------------------------------------------------------------
                                                     $   930,059             5,034,335                53,778               770,846
                                                     =============================================================================

            Variable Life Prospectus   29
-----------------------------------------


ALLIANZ LIFE INSURANCE COMPANY OF NORTH AMERICA
AND SUBSIDIARIES

Notes to Consolidated Financial Statements (continued)
December 31, 2000, 1999 and 1998 (in thousands, except share data)

(14) SUPPLEMENTARY INSURANCE INFORMATION (CONTINUED)

The following table summarizes certain financial information by line of business for 2000, 1999 and 1998:

                                                                          For the year ended December 31
                                                ------------------------------------------------------------------------------------
                                                  Premium                                               Net change
                                                  revenue                                                   in
                                                  and other            Net                                policy             Other
                                                  contract          investment                          acquisition        operating
                                               considerations         income           Benefits           costs (a)        expenses
                                               -------------------------------------------------------------------------------------
2000:
Life ...................................        $  389,226            43,563           329,805            (14,858)          156,021
Annuities ..............................           173,050           337,533           254,183           (128,288)          347,694
Accident and health ....................           448,983            22,803           356,783              3,398           161,542
                                               -------------------------------------------------------------------------------------
                                                $1,011,259           403,899           940,771           (139,748)          665,257
                                               =====================================================================================
1999:
Life ...................................        $  411,743            36,171           319,210            (14,665)          153,281
Annuities ..............................           143,838           216,554           168,451            133,268           166,715
Accident and health ....................           527,968            27,257           465,139             10,539           173,910
                                               -------------------------------------------------------------------------------------
                                                $1,083,549           279,982           952,800            129,142           493,906
                                               =====================================================================================
1998:
Life ...................................        $  375,055            34,731           306,318            (27,291)          141,705
Annuities ..............................           172,247           161,689           138,587             23,333           151,719
Accident and health ....................           506,451            23,877           393,601                979           161,128
                                               -------------------------------------------------------------------------------------
                                                $1,053,753           220,297           838,506             (2,979)          454,552
                                               =====================================================================================

(a)   See note 1 for total gross amortization.







APPENDIX A
------------------------------------------------------------------------------


ILLUSTRATION OF POLICY VALUES

The following tables show you how Policy Values, Cash Surrender Values and death benefits of your Policy will change with the investment experience of the portfolios. The Policy Values, Cash Surrender Values and death benefits in the tables take into account all charges and deductions against the Policy. These tables assume that the cost of insurance rates for the Policy are based on the current and guaranteed rates appropriate to the class shown. These tables also assume that you paid a $100,000 single premium. For premiums of other than $100,000, the tables shown can be adjusted (i.e. for a $20,000 premium, multiply the tables by $20,000 divided by 100,000 or for a $200,000 premium, multiply the attached tables by $200,000 divided by 100,000). These tables all assume that the insured, both male and female, is in the most favorable risk status, i.e., non-smoker. For insureds who are classified as smoker or less favorable risk status, the cost of insurance will be greater and therefore Policy Values will be less given the same assumed hypothetical gross annual investment rates of return.

The tables assume gross investment returns of 0%, 6% and 12% to be level for all years shown. The values would be different if the rates of return averaged 0%, 6% and 12% over the period of years but fluctuated above and below those averages during individual years.


The daily management and portfolio administration fees are assumed to be 0.65% on an annual basis, of the net assets of the portfolios (which is the arithmetic average of the management and portfolio administration fees assessed in 2000). The values also assume that each portfolio will incur expenses annually which are assumed to be 0.27% of the average net assets of the portfolio. This is the average in 2000. The variable options will be assessed for mortality and expense risks at an annual rate of 0.60% of the average daily net assets of the variable options and for administrative expenses at an annual rate of 0.15% of the average daily net assets of the variable options. After taking these expenses and charges into consideration, the illustrated gross annual investment rates of 0%, 6% and 12% are equivalent to net rates of -1.66%, 4.24% and 10.14%.


Allianz Life deducts the cost of insurance for a Policy Processing Period from the Policy Values. The cost of insurance rate is based on the sex (where permitted by state law), attained age and rate class of the insured.

Upon request, we will provide a comparable illustration based upon the attained age, sex (where permitted by state law) and rate class of the proposed insured and for the Face Amount or premium requested.



ALLIANZ LIFE INSURANCE COMPANY OF NORTH AMERICA                              DESIGNED FOR: JANE DOE

MINNEAPOLIS, MINNESOTA                                                       PREPARED BY: ANY REPRESENTATIVE

                                    VALUEMARK

                     SINGLE PREMIUM VARIABLE LIFE INSURANCE

                                FEMALE NON-SMOKER

Initial Face Amount:                 $448,956              Single Premium:                                 $100,000
Issue Age:                                 35              State:                                                MN
-------------------------------------------------------------------------------------------------------------------

                        Summary of end of year values assuming 0.00% gross rate
                              of return. This illustration is based on CURRENT mortality costs.


                                      PREMIUM                                             CASH
    POLICY                              ACCUM         POLICY           POLICY           SURRENDER          DEATH
     YEAR           PAYMENT          @ 5.00%           LOAN             VALUE            VALUE            BENEFIT
-------------------------------------------------------------------------------------------------------------------
       1            $100,000         $105,000            0             97,239             90,939      448,956
       2                   0          110,250            0             94,495             88,895      448,956
       3                   0          115,763            0             91,761             86,861      448,956
       4                   0          121,551            0             89,035             84,835      448,956
       5                   0          127,628            0             86,313             82,813      448,956
      10                   0          162,889            0             72,603             72,603      448,956
      15                   0          207,893            0             61,883             61,883      448,956
      20                   0          265,330            0             49,685             49,685      448,956
      25                   0          338,635            0             35,002             35,002      448,956
      30                   0          432,194            0             15,838             15,838      448,956

                        Summary of end of year values assuming 0.00% gross rate
                             of return. This illustration is based on GUARANTEED mortality costs.

                                    PREMIUM                                               CASH
    POLICY                           ACCUM            POLICY           POLICY           SURRENDER          DEATH
     YEAR           PAYMENT          @ 5.00%           LOAN             VALUE            VALUE            BENEFIT
-------------------------------------------------------------------------------------------------------------------
       1            $100,000         $105,000            0             97,105            90,805           448,956
       2                   0          110,250            0             94,219            88,619           448,956
       3                   0          115,763            0             91,334            86,434           448,956
       4                   0          121,551            0             88,446            84,246           448,956
       5                   0          127,628            0             85,552            82,052           448,956
      10                   0          162,889            0             70,754            70,754           448,956
      15                   0          207,893            0             58,507            58,507           448,956
      20                   0          265,330            0             44,061            44,061           448,956
      25                   0          338,635            0             26,012            26,012           448,956
      30                   0          432,194            0              1,528             1,528           448,956



It is emphasized that the assumed  investment rates of return shown above and elsewhere are illustrative  only. They should not be deemed a representation of past or future investment rates of return.  Actual rates of return may be more or less than those shown and will  depend on a number  of  factors,  including  the  investment  allocations  made by an owner and rates of return  for the
Portfolios.  The death  benefit,  Policy Value and Cash  Surrender  Value for a Policy would be different  from those shown if the actual gross rates of return  averaged the rate shown above over a period of years,  but fluctuated  above or below those averages for individual  Policy Years.  No  representations  can be made by Allianz Life or the funds that this assumed  investment rate of return can be achieved for any one year or sustained over any period of time.




ALLIANZ LIFE INSURANCE COMPANY OF NORTH AMERICA                             DESIGNED FOR: JANE DOE

MINNEAPOLIS, MINNESOTA                                                       PREPARED BY: ANY REPRESENTATIVE

                                    VALUEMARK

                     SINGLE PREMIUM VARIABLE LIFE INSURANCE

                                FEMALE NON-SMOKER

Initial Face Amount:                 $448,956             Single Premium:                                  $100,000
Issue Age:                                 35             State:                                                 MN
-------------------------------------------------------------------------------------------------------------------

                        Summary of end of year values assuming 6.00% gross rate
                              of return. This illustration is based on CURRENT mortality costs.


                                      PREMIUM                                             CASH
    POLICY                              ACCUM         POLICY           POLICY           SURRENDER          DEATH
     YEAR            PAYMENT          @ 5.00%          LOAN            VALUE            VALUE            BENEFIT
-------------------------------------------------------------------------------------------------------------------
       1            $100,000         $105,000            0             103,127            96,827         451,943
       2                   0          110,250            0             106,361           100,761         454,771
       3                   0          115,763            0             109,700           104,800         457,458
       4                   0          121,551            0             113,148           108,948         460,012
       5                   0          127,628            0             116,706           113,206         462,445
      10                   0          162,889            0             136,209           136,209         473,112
      15                   0          207,893            0             162,782           162,782         482,698
      20                   0          265,330            0             193,784           193,784         492,994
      25                   0          338,635            0             229,784           229,784         504,021
      30                   0          432,194            0             271,291           271,291         515,843

                        Summary of end of year values assuming 6.00% gross rate
                              of return. This illustration is based on CURRENT mortality costs.

                                       PREMIUM                                            CASH
    POLICY                              ACCUM         POLICY           POLICY           SURRENDER          DEATH
     YEAR           PAYMENT          @ 5.00%           LOAN            VALUE            VALUE            BENEFIT
-------------------------------------------------------------------------------------------------------------------
       1            $100,000         $105,000            0             102,989            96,689          451,299
       2                   0          110,250            0             106,071           100,471          453,465
       3                   0          115,763            0             109,243           104,343          455,464
       4                   0          121,551            0             112,506           108,306          457,304
       5                   0          127,628            0             115,862           112,362          458,997
      10                   0          162,889            0             134,015           134,015          465,495
      15                   0          207,893            0             158,593           158,593          470,277
      20                   0          265,330            0             186,707           186,707          474,989
      25                   0          338,635            0             218,653           218,653          479,604
      30                   0          432,194            0             254,584           254,584          484,076


It is emphasized that the assumed  investment rates of return shown above and elsewhere are illustrative  only. They should not be deemed a representation of past or future investment rates of return.  Actual rates of return may be more or less than those shown and will  depend on a number  of  factors,  including  the  investment  allocations  made by an owner and rates of return  for the
Portfolios.  The death  benefit,  Policy Value and Cash  Surrender  Value for a Policy would be different  from those shown if the actual gross rates of return  averaged the rate shown above over a period of years,  but fluctuated  above or below those averages for individual  Policy Years.  No  representations  can be made by Allianz Life or the funds that this assumed  investment rate of return can be achieved for any one year or sustained over any period of time.



ALLIANZ LIFE INSURANCE COMPANY OF NORTH AMERICA                             DESIGNED FOR: JANE DOE

MINNEAPOLIS, MINNESOTA                                                       PREPARED BY: ANY REPRESENTATIVE

                                    VALUEMARK

                     SINGLE PREMIUM VARIABLE LIFE INSURANCE

                                FEMALE NON-SMOKER

Initial Face Amount:                 $448,956             Single Premium:                                  $100,000
Issue Age:                                 35             State:                                                 MN
-------------------------------------------------------------------------------------------------------------------

                        Summary of end of year values assuming 12.00% gross rate
                              of return. This illustration is based on CURRENT mortality costs.


                                      PREMIUM                                             CASH
    POLICY                              ACCUM         POLICY           POLICY           SURRENDER          DEATH
     YEAR            PAYMENT          @ 5.00%          LOAN            VALUE            VALUE            BENEFIT
-------------------------------------------------------------------------------------------------------------------
       1            $100,000         $105,000            0             109,011           102,711         479,408
       2                   0          110,250            0             118,882           113,282         511,284
       3                   0          115,763            0             129,688           124,788         544,708
       4                   0          121,551            0             141,517           137,317         579,795
       5                   0          127,628            0             154,462           150,962         616,678
      10                   0          162,889            0             239,825           239,825         833,019
      15                   0          207,893            0             377,675           377,675       1,119,919
      20                   0          265,330            0             592,526           592,526       1,507,409
      25                   0          338,635            0             926,105           926,105       2,031,366
      30                   0          432,194            0            1,441,541        1,441,541        2,741,004

                        Summary of end of year values assuming 12.00% gross rate
                              of return. This illustration is based on CURRENT mortality costs.

                                    PREMIUM                                               CASH
    POLICY                              ACCUM         POLICY           POLICY           SURRENDER          DEATH
     YEAR           PAYMENT          @ 5.00%           LOAN            VALUE            VALUE            BENEFIT
-------------------------------------------------------------------------------------------------------------------
       1            $100,000         $105,000            0             108,868           102,568         478,739
       2                   0          110,250            0             118,563           112,963         509,847
       3                   0          115,763            0             129,156           124,256         542,385
       4                   0          121,551            0             140,726           136,526         576,458
       5                   0          127,628            0             153,362           149,862         612,183
      10                   0          162,889            0             236,047           236,047         819,897
      15                   0          207,893            0             368,159           368,159       1,091,701
      20                   0          265,330            0             571,336           571,336       1,453,503
      25                   0          338,635            0             882,197           882,197       1,935,056
      30                   0          432,194            0           1,354,740        1,354,740        2,575,957


It is emphasized that the assumed  investment rates of return shown above and elsewhere are illustrative  only. They should not be deemed a representation of past or future investment rates of return.  Actual rates of return may be more or less than those shown and will  depend on a number  of  factors,  including  the  investment  allocations  made by an owner and rates of return  for the
Portfolios.  The death  benefit,  Policy Value and Cash  Surrender  Value for a Policy would be different  from those shown if the actual gross rates of return  averaged the rate shown above over a period of years,  but fluctuated  above or below those averages for individual  Policy Years.  No  representations  can be made by Allianz Life or the funds that this assumed  investment rate of return can be achieved for any one year or sustained over any period of time.



ALLIANZ LIFE INSURANCE COMPANY OF NORTH AMERICA                             DESIGNED FOR: JOHN DOE

MINNEAPOLIS, MINNESOTA                                                       PREPARED BY: ANY REPRESENTATIVE

                                    VALUEMARK

                     SINGLE PREMIUM VARIABLE LIFE INSURANCE

                                 MALE NON-SMOKER

Initial Face Amount:                 $400,205             Single Premium:                                  $100,000
Issue Age:                                 35             State:                                                 MN
-------------------------------------------------------------------------------------------------------------------

                        Summary of end of year values assuming 0.00% gross rate
                              of return. This illustration is based on CURRENT mortality costs.


                                      PREMIUM                                             CASH
    POLICY                              ACCUM         POLICY           POLICY           SURRENDER          DEATH
     YEAR           PAYMENT           @ 5.00%          LOAN             VALUE            VALUE            BENEFIT
-------------------------------------------------------------------------------------------------------------------
       1           $100,000          $105,000            0             97,243            90,943           400,205
       2                  0           110,250            0             94,509            88,909           400,205
       3                  0           115,763            0             91,789            86,889           400,205
       4                  0           121,551            0             89,081            84,881           400,205
       5                  0           127,628            0             86,382            82,882           400,205
      10                  0           162,889            0             72,835            72,835           400,205
      15                  0           207,893            0             62,105            62,105           400,205
      20                  0           265,330            0             49,373            49,373           400,205
      25                  0           338,635            0             32,356            32,356           400,205
      30                  0           432,194            0               7,111             7,111          400,205

                        Summary of end of year values assuming 0.00% gross rate
                             of return. This illustration is based on GUARANTEED mortality costs.


                                       PREMIUM                                          CASH
    POLICY                              ACCUM         POLICY           POLICY           SURRENDER          DEATH
     YEAR           PAYMENT          @ 5.00%           LOAN             VALUE            VALUE            BENEFIT
-------------------------------------------------------------------------------------------------------------------
       1           $100,000          $105,000            0             97,111            90,811           400,205
       2                  0           110,250            0             94,238            88,638           400,205
       3                  0           115,763            0             91,371            86,471           400,205
       4                  0           121,551            0             88,507            84,307           400,205
       5                  0           127,628            0             85,643            82,143           400,205
      10                  0           162,889            0             71,063            71,063           400,205
      15                  0           207,893            0             58,798            58,798           400,205
      20                  0           265,330            0             43,615            43,615           400,205
      25                  0           338,635            0             22,333            22,333           400,205
      30                  0           432,194            0                0                 0             400,205


It is emphasized that the assumed  investment rates of return shown above and elsewhere are illustrative  only. They should not be deemed a representation of past or future investment rates of return.  Actual rates of return may be more or less than those shown and will  depend on a number  of  factors,  including  the  investment  allocations  made by an owner and rates of return  for the
Portfolios.  The death  benefit,  Policy Value and Cash  Surrender  Value for a Policy would be different  from those shown if the actual gross rates of return  averaged the rate shown above over a period of years,  but fluctuated  above or below those averages for individual  Policy Years.  No  representations  can be made by Allianz Life or the funds that this assumed  investment rate of return can be achieved for any one year or sustained over any period of time.



ALLIANZ LIFE INSURANCE COMPANY OF NORTH AMERICA                              DESIGNED FOR: JOHN DOE

MINNEAPOLIS, MINNESOTA                                                       PREPARED BY: ANY REPRESENTATIVE

                                    VALUEMARK

                     SINGLE PREMIUM VARIABLE LIFE INSURANCE

                                 MALE NON-SMOKER

Initial Face Amount:                 $400,205             Single Premium:                                  $100,000
Issue Age:                                 35             State:                                                 MN
-------------------------------------------------------------------------------------------------------------------

                        Summary of end of year values assuming 6.00% gross rate
                              of return. This illustration is based on CURRENT mortality costs.


                                    PREMIUM                                                CASH
    POLICY                              ACCUM         POLICY           POLICY           SURRENDER          DEATH
     YEAR             PAYMENT         @ 5.00%          LOAN             VALUE            VALUE            BENEFIT
-------------------------------------------------------------------------------------------------------------------
       1           $100,000          $105,000            0             103,132            96,832          402,858
       2                  0           110,250            0             106,377           100,777          405,363
       3                  0           115,763            0             109,734           104,834          407,736
       4                  0           121,551            0             113,206           109,006          409,985
       5                  0           127,628            0             116,795           113,295          412,118
      10                  0           162,889            0             136,568           136,568          421,372
      15                  0           207,893            0             163,421           163,421          429,717
      20                  0           265,330            0             194,529           194,529          438,845
      25                  0           338,635            0             229,736           229,736          449,121
      30                  0           432,194            0             268,705           268,705          460,839

                        Summary of end of year values assuming 6.00% gross rate
                             of return. This illustration is based on GUARANTEED mortality costs.


                                      PREMIUM                                             CASH
    POLICY                              ACCUM         POLICY           POLICY           SURRENDER          DEATH
     YEAR           PAYMENT          @ 5.00%           LOAN            VALUE            VALUE            BENEFIT
-------------------------------------------------------------------------------------------------------------------
       1           $100,000          $105,000            0             102,996           96,696           402,291
       2               0              110,250            0             106,093           100,493          404,221
       3               0              115,763            0             109,288           104,388          406,002
       4               0              121,551            0             112,583           108,383          407,644
       5               0              127,628            0             115,980           112,480          409,152
      10               0              162,889            0             134,488           134,488          414,953
      15               0              207,893            0             159,425           159,425          419,208
      20               0              265,330            0             187,664           187,664          423,359
      25               0              338,635            0             218,592           218,592          427,333
      30               0              432,194            0             251,350           251,350          431,076


It is emphasized that the assumed  investment rates of return shown above and elsewhere are illustrative  only. They should not be deemed a representation of past or future investment rates of return.  Actual rates of return may be more or less than those shown and will  depend on a number  of  factors,  including  the  investment  allocations  made by an owner and rates of return  for the
Portfolios.  The death  benefit,  Policy Value and Cash  Surrender  Value for a Policy would be different  from those shown if the actual gross rates of return  averaged the rate shown above over a period of years,  but fluctuated  above or below those averages for individual  Policy Years.  No  representations  can be made by Allianz Life or the funds that this assumed  investment rate of return can be achieved for any one year or sustained over any period of time.



ALLIANZ LIFE INSURANCE COMPANY OF NORTH AMERICA                             DESIGNED FOR: JOHN DOE

MINNEAPOLIS, MINNESOTA                                                       PREPARED BY: ANY REPRESENTATIVE

                                    VALUEMARK

                     SINGLE PREMIUM VARIABLE LIFE INSURANCE

                                 MALE NON-SMOKER

Initial Face Amount:                 $400,205             Single Premium:                                  $100,000
Issue Age:                35                              State:                                                 MN
-------------------------------------------------------------------------------------------------------------------

                        Summary of end of year values assuming 12.00% gross rate
                              of return. This illustration is based on CURRENT mortality costs.


                                     PREMIUM                                             CASH
   POLICY                              ACCUM         POLICY           POLICY           SURRENDER          DEATH
    YEAR              PAYMENT         @ 5.00%         LOAN             VALUE            VALUE            BENEFIT
-------------------------------------------------------------------------------------------------------------------
       1           $100,000          $105,000            0             109,017           102,717          427,341
       2                  0           110,250            0             118,901           113,301          455,738
       3                  0           115,763            0             129,729           124,829          485,502
       4                  0           121,551            0             141,590           137,390          516,741
       5                  0           127,628            0             154,581           151,081          549,565
      10                  0           162,889            0             240,455           240,455          741,906
      15                  0           207,893            0             379,154           379,154          996,986
      20                  0           265,330            0             594,832           594,832        1,341,905
      25                  0           338,635            0             926,140           926,140        1,810,549
      30                  0           432,194            0           1,428,760        1,428,760         2,450,381

                        Summary of end of year values assuming 12.00% gross rate
                             of return. This illustration is based on GUARANTEED mortality costs.


                                      PREMIUM                                             CASH
    POLICY                              ACCUM         POLICY           POLICY           SURRENDER          DEATH
     YEAR            PAYMENT           @ 5.00%         LOAN             VALUE            VALUE            BENEFIT
-------------------------------------------------------------------------------------------------------------------
       1           $100,000         $105,000             0             108,875           102,575          426,752
       2                  0           110,250            0             118,588           112,988          454,481
       3                  0           115,763            0             129,210           124,310          483,485
       4                  0           121,551            0             140,823           136,623          513,858
       5                  0           127,628            0             153,519           150,019          545,702
      10                  0           162,889            0             236,874           236,874          730,858
      15                  0           207,893            0             370,084           370,084          973,136
      20                  0           265,330            0             574,305           594,305        1,295,597
      25                  0           338,635            0             882,241           882,241        1,724,728
      30                  0           432,194            0           1,338,735        1,338,735         2,295,985


It is emphasized that the assumed  investment rates of return shown above and elsewhere are illustrative  only. They should not be deemed a representation of past or future investment rates of return.  Actual rates of return may be more or less than those shown and will  depend on a number  of  factors,  including  the  investment  allocations  made by an owner and rates of return  for the
Portfolios.  The death  benefit,  Policy Value and Cash  Surrender  Value for a Policy would be different  from those shown if the actual gross rates of return  averaged the rate shown above over a period of years,  but fluctuated  above or below those averages for individual  Policy Years.  No  representations  can be made by Allianz Life or the funds that this assumed  investment rate of return can be achieved for any one year or sustained over any period of time.




APPENDIX B
-------------------------------------------------------------------------------------------------------------------


                       TABLE OF NET SINGLE PREMIUM FACTORS

         ATTAINED          FACTORS            ATTAINED          FACTORS            ATTAINED            FACTORS
      AGE        MALE*      FEMALE*        AGE       MALE*     FEMALE*        AGE           MALE*      FEMALE*
-------------------------------------------------------------------------------------------------------------------
       0      12.62467    14.69383         35       4.30327    4.82748        70          1.52757     1.66607
       1      12.50646    14.48692         36       4.16038    4.66752        71          1.49533     1.62425
       2      12.16372    14.08281         37       4.02237    4.51338        72          1.46481     1.58427
       3      11.82118    13.67851         38       3.88934    4.36506        73          1.43608     1.54629
       4      11.48209    13.27838         39       3.76113    4.22232        74          1.40915     1.51041
       5      11.14463    12.88451         40       3.63755    4.08498        75          1.38398     1.47664
       6      10.80849    12.49577         41       3.51861    3.95303        76          1.36040     1.44488
       7      10.47450    12.11263         42       3.40410    3.82624        77          1.33828     1.41498
       8      10.14347    11.73553         43       3.29382    3.70425        78          1.31741     1.38673
       9       9.81784    11.36605         44       3.18765    3.58674        79          1.29764     1.35999
      10       9.49960    11.00434         45       3.08543    3.47344        80          1.27888     1.33468
      11       9.19034    10.65053         46       2.98710    3.36425        81          1.26112     1.31079
      12       8.89337    10.30762         47       2.89249    3.25897        82          1.24440     1.28836
      13       8.61119     9.97611         48       2.80143    3.15749        83          1.22879     1.26746
      14       8.34507     9.65635         49       2.71381    3.05962        84          1.21434     1.24807
      15       8.09470     9.34852         50       2.62950    2.96530        85          1.20100     1.22998
      16       7.85593     9.04683         51       2.54845    2.87445        86          1.18868     1.21335
      17       7.62788     8.75962         52       2.47062    2.78696        87          1.17723     1.19789
      18       7.40829     8.48131         53       2.39595    2.70281        88          1.16647     1.18342
      19       7.19529     8.21157         54       2.32443    2.62191        89          1.15617     1.16975
      20       6.98773     7.95007         55       2.25594    2.54404        90          1.14612     1.15668
      21       6.78427     7.69599         56       2.19040    2.46904        91          1.13609     1.14399
      22       6.58380     7.44915         57       2.12767    2.39670        92          1.12581     1.13142
      23       6.38615     7.20889         58       2.06757    2.32674        93          1.11497     1.11871
      24       6.19122     6.97553         59       2.01001    2.25900        94          1.10328     1.10559
      25       5.99922     6.74889         60       1.95494    2.19345        95          1.09064     1.09192
      26       5.81010     6.52878         61       1.90230    2.13013        96          1.07717     1.07777
      27       5.62462     6.31538         62       1.85199    2.06916        97          1.06337     1.06359
      28       5.44313     6.10815         63       1.80404    2.01067        98          1.05029     1.05034
      29       5.26593     5.90723         64       1.75842    1.95479        99          1.04000     1.04000
      30       5.09324     5.71269         65       1.71504    1.90144
      31       4.92522     5.52403         66       1.67380    1.85048
      32       4.76215     5.34132         67       1.63456    1.80168
      33       4.60408     5.16433         68       1.59713    1.75478
      34       4.45114     4.99306         69       1.56150    1.70960

*In states requiring unisex rates, male rates should apply.

APPENDIX C
-----------------------------------------------------------------------------


PERFORMANCE

Allianz Life periodically advertises performance of the Variable Options. Allianz Life will calculate performance by determining the percentage change in the value of an Accumulation Unit by dividing the increase (decrease) for that unit by the value of the Accumulation Unit at the beginning of the period. This performance number, reflected in the chart below, reflects the deduction of the annual insurance charge of 0.75% and the Portfolio expenses, but not the annual deferred issue charge or cost of insurance charge. If they were included performance would be lower. Allianz Life may also advertise cumulative total return information. Cumulative total return is determined the same way except that the results are not annualized. Performance information for the underlying Portfolios may also be advertised; see the fund prospectuses for more information.

Upon request, Allianz Life will accompany the returns of the Variable Options with an illustration as described in Appendix A. The illustration will show you how Policy Values, Cash Surrender Values and death benefits of your Policy will change with the investment experience of the portfolios. The Policy Values, Cash Surrender Values and death benefits in the illustration will take into account all charges and deductions against the Policy. The illustration is hypothetical and may not be used to project or predict investment results. It will be based on the attained age, sex (where permitted by state law) and rate class of the proposed insured for the Face Amount or premium requested.

Since the rates of return in the chart below do not reflect all charges, they are not illustrative of how actual investment performance will affect benefits under the Policy. For a discussion of Policy charges, please see section 4 - Expenses.

Any performance advertised will be based on historical data. It does not guarantee future results of the Portfolios.




TOTAL RETURN
FOR THE PERIOD ENDING DECEMBER 31, 2000

                                               Separate
                                               Account
                                              Inception                                                       Since
Investment Options                               Date         One Year Three Years   Five Years   Ten Years  Inception
------------------                               ----         -------- -----------   ----------   ---------  ---------

AIM VARIABLE INSURANCE FUNDS, INC.
   AIM V.I. Growth                             11/11/1999      -21.08%         N/A          N/A         N/A     -11.01%
FRANKLIN TEMPLETON VARIABLE INSURANCE
PRODUCTS TRUST- Class 1 Shares
   Franklin Aggressive Growth Securities1        5/1/2000          N/A         N/A          N/A         N/A     -24.48%
   Franklin Global Communications Securities1   1/24/1989      -33.35%       0.59%        6.35%       8.59%       9.44%
   Franklin Global Health Care Securities1/2     5/1/1998       71.29%         N/A          N/A         N/A      21.03%
   Franklin Growth and Income Securities1       1/24/1989       17.11%       8.11%       12.67%      12.72%      13.43%
   Franklin High Income                         1/24/1989      -13.65%      -4.98%        1.43%       7.80%       5.99%
   Franklin Income Securities1                  1/24/1989       18.88%       5.33%        8.45%      12.03%      10.21%
   Franklin Large Cap Growth Securities1         5/1/1996        4.96%      17.87%          N/A         N/A      18.08%
   Franklin Money Market Fund                               1/24/1989    ** Seven Day Effective Yield
                                                                5.62%                 **
   Franklin Natural Resources Securities1/2     1/24/1989       35.47%       9.61%        1.80%       4.37%       4.05%
   Franklin Real Estate1/2                      1/24/1989       30.96%       0.24%        9.73%      12.68%       9.83%
   Franklin Rising Dividends Securities1        1/27/1992       20.15%       4.55%       13.21%         N/A      10.20%
   Franklin S&P 500 Index 1                    11/11/1999       -9.15%         N/A          N/A         N/A      -4.25%
   Franklin Small Cap1                          11/1/1995      -15.24%      17.65%       19.44%         N/A      19.11%
   Franklin Technology Securities1               5/1/2000          N/A         N/A          N/A         N/A     -24.58%
   Franklin U.S. Government                     3/14/1989       10.99%       5.18%        5.36%       6.92%       7.71%
   Franklin Value Securities1                    5/1/1998       24.30%         N/A          N/A         N/A      -1.06%
   Franklin Zero Coupon Fund - 2005             3/14/1989       11.72%       5.24%        4.94%       9.06%      10.18%
   Franklin Zero Coupon Fund - 2010             3/14/1989       17.83%       5.25%        5.43%      10.24%      11.50%
   Mutual Discovery Securities1                 11/8/1996        9.62%       8.29%          N/A         N/A      10.85%
   Mutual Shares Securities 1                   11/8/1996       12.77%       8.04%          N/A         N/A      10.68%
   Templeton Asset Strategy1/3                   5/1/1995       -1.92%       1.27%        6.49%         N/A       6.85%
   Templeton Developing Markets Securities1/3   3/15/1994      -30.03%      -5.81%       -1.79%         N/A      -2.41%
   Templeton Global Income Securities           1/24/1989        3.54%       0.96%        2.63%       4.55%       5.14%
   Templeton Growth Securities1                 3/15/1994        0.98%       9.48%       12.21%         N/A      11.13%
   Templeton International Securities1/3        1/27/1992       -5.63%       7.51%       10.95%         N/A       9.69%
   Templeton International Smaller               5/1/1996       -1.77%       1.70%          N/A         N/A       3.06%
Companies1
USALLIANZ VARIABLE INSURANCE PRODUCTS TRUST
   USAllianz VIP Diversified Assets            11/11/1999        2.74%         N/A          N/A         N/A       4.00%
   USAllianz VIP Fixed Income                  11/11/1999       10.88%         N/A          N/A         N/A       7.17%
   USAllianz VIP Growth                        11/11/1999      -10.95%         N/A          N/A         N/A      -3.81%

1Ongoing stock market volatility can dramatically change the funds' short-term performance; current results may differ.

2These returns reflect periods of rapidly rising stock markets and such gains may not continue.

3Performance prior to the 5/1/00 merger reflects the historical performance of the Templeton Asset Allocation, Developing Markets,
and International Funds, respectively.

There is no performance shown for the SP Jennison International Growth Portfolio,SP Strategic Partners Focused Growth Portfolio, USAllianz Aggressive
Growth Fund, USAllianz American Growth Fund, USAllianz Captial Growth Fund, USAllianz Comstock Fund, USAllianz Growth and Income Fund, USAllianz Strategic Growth Fund, and the Van Kampen LIT Emerging Growth Portfolio because they were first offered under this policy as of the date of this prospectus.









                                   PART II

                          UNDERTAKINGS TO FILE REPORTS

Subject to the terms and conditions of Section 15(d) of the Securities Exchange Act of 1934, the undersigned registrant hereby undertakes to file with the Securities and Exchange Commission such supplementary and periodic information, documents, and reports as may be prescribed by any rule or regulation of the Commission theretofore or hereafter duly adopted pursuant to authority conferred in that section.

                             REPRESENTATION

Allianz Life Insurance Company of North America ("Company") hereby represents that the fees and charges deducted under the Policy described in the Prospectus, in the aggregate, are reasonable in relation to the services rendered, the expenses to be incurred and the risks assumed by the Company.

                            INDEMNIFICATION

Under its Bylaws, Article XI, the Company indemnifies, to the extent permitted by the laws of the State of Minnesota, each person (and the heirs, executors, and administrators of such person) made or threatened to be made a party to any action, civil or criminal, by reason of being or having been a director, officer or employee of the Company (or by reason of serving any other organization at the request of the Company).

Insofar as indemnification for liabilities arising under the Securities Act of 1933 may be permitted to directors, officers and controlling persons of the Company pursuant to such provisions of the bylaws or statutes or otherwise, the Company has been advised that in the opinion of the Securities and Exchange Commission, such indemnification is against public policy as expressed in said Act and is, therefore, unenforceable. In the event that a claim for indemnification against such liabilities (other than the payment by the Company of expenses incurred or paid by a director, officer or controlling person of the Company in the successful defense of any such action, suit or proceeding) is asserted by such director, officer or controlling person in connection with the Policies issued by the Variable Account, the Company will, unless in the opinion of its counsel the matter has been settled by controlling precedent, submit to a court of appropriate jurisdiction the question whether such indemnification by it is against public policy as expressed in said Act and will be governed by the final adjudication of such issue.



                       CONTENTS OF REGISTRATION STATEMENT

This Registration Statement comprises the following papers and documents:

The facing sheet

The Prospectus consisting of 107 pages

Representations

The signatures

Written consents of the following persons:
     Counsel
     Actuary
     Independent Auditor

Part II
Other Information
Page 2

The following exhibits:

A. Copies of all exhibits required by paragraph A of instructions for Exhibits in Form N-8B-2.


     1.      Resolution of the Board of Directors of the Company (2)
     2.      Not Applicable
     3.a.    Principal Underwriter's Agreement (4)
     3.b.    General Agency Agreement (7)
     4.      Not Applicable
     5.      Individual Single Premium Variable Life Insurance Policy (3)
     6.a.    Articles of Incorporation of the Company (2)
     6.b.    Bylaws of the Company (2)
     7.      Not Applicable
     8.      Not Applicable
     9.a.    Administrative Agreement (1)
     9.b.(1) Form of Fund Participation Agreement between North American
             Life and Casualty Company and Franklin Valuemark Funds(3)
     9.b.(2) Form of Fund Participation Agreement between AIM Variable
             Insurance Funds, Inc., Allianz Life Insurance Company of North
             America and NALAC Financial Plans LLC(6)
     9.b.(3) Form of Fund Participation Agreement between Alger American
             Fund, Allianz Life Insurance Company of North America and Fred
             Alger and Company(6)
     9.b.(4) Form of Fund Participation Agreement between USAllianz Variable
             Insurance Products Trust, Allianz Life Insurance Company of
             North America and BISYS Fund Services Limited Partnership(6)
     9.b.(5) Form of Fund Participation Agreement between The Prudential Series
             Fund, Inc., The Prudential Insurance Company of America, Prudential
             Investment Management Services LLC and Allianz Life Insurance
             Company of North America
     9.b.(6) Form of Fund Participation Agreement between Franklin Templeton
             Variable Insurance Products Trust, Templeton Variable Products
             Series Fund, Franklin Templeton Distributors, Inc., and Allianz
             Life Insurance Company of North America.
     9.b.(7) Form of Fund Participation Agreement between Van Kampen Life
             Investment Trust, Van Kampen Funds, Inc., Van Kampen Asset
             Management Inc. and Allianz Life Insurance Company of North
             America
     10.     Application Form (3)
     12.     Illustrative Calculations for the Exchange of the Single Premium
             Variable Life Insurance Policy for a Whole Life Policy (5)
     13.     Powers of Attorney (8)
     27.     Not Applicable


B.   Opinion and Consent of Counsel


C.   Consent of Actuary


D.   Independent Auditors' Consent


(1) incorporated by reference to Pre-Effective Amendment No. 1 to Form S-6, File No. 33-11158 filed on October 19, 1987

(2) incorporated by reference to Post-Effective Amendment No. 14 to Registrants Form S-6 electronically filed on November 1, 1995.

(3) incorporated by reference to Post-Effective Amendment No. 15 to Registrants Form S-6 electronically filed on April 23, 1996.

(4) incorporated by reference to Post-Effective Amendment No. 17 to Registrants Form S-6 electronically filed on April 29, 1997.

(5) incorporated by reference to Post-Effective Amendment No. 19 to Registrants Form S-6 electronically filed on April 29, 1998.

(6) incorporated by reference to Post-Effective Amendment No. 23 to Registrants Form S-6 electronically filed on November 12, 1999.

(7) incorporated by reference to Post-Effective Amendment No. 24 to Registrants Form S-6 electronically filed on April 28, 2000.

(8) incorporated by reference to Post-Effective Amendment No. 25 to Registrants Form S-6 electronically filed on February 28, 2001.



                                   SIGNATURES

As required by the Securities Act of 1933, the Registrant certifies that it meets all of the requirements for effectiveness of this Registration Statement pursuant to Rule 485(b) under the Securities Act of 1933 and it has duly caused this Registration Statement to be signed on its behalf by the undersigned thereunto duly authorized in the City of Minneapolis and State of Minnesota, on this 19th day of April, 2001.





                                         ALLIANZ LIFE
                                         VARIABLE ACCOUNT A
                                         (Registrant)


                                    By:  ALLIANZ LIFE INSURANCE COMPANY
                                         OF NORTH AMERICA
                                         (Depositor)



                                    By:  /S/ Suzanne J. Pepin
                                         ------------------
                                         Suzanne J. Pepin



Attest: /S/  Steven A. Friedman
        ---------------------------






Pursuant to the requirements of the Securities Act of 1933, this registration statement has been signed by the following persons in the capacities and on the dates indicated.


Signature and Title


Lowell C. Anderson*      Chairman of the Board        04-19-01
Lowell C. Anderson

Robert W. MacDonald*     Director and                 04-19-01
Robert W. MacDonald      Chief Executive Officer

Margery G. Hughes        President and                04-19-01
Margery G. Hughes        Chief Administrative Officer

Mark A. Zesbaugh         Chief Financial Officer      04-19-01
Mark A. Zesbaugh         Senior Vice President

Herbert F. Hansmeyer*    Director                     04-19-01
Herbert F. Hansmeyer

Michael P. Sullivan*     Director                     04-19-01
Michael P. Sullivan

Dr. Gerhard Rupprecht*   Director                     04-19-01
Dr. Gerhard Rupprecht

Rev. Dennis Dease*       Director                     04-19-01
Rev. Dennis Dease

James R. Campbell*       Director                     04-19-01
James R. Campbell

Robert M. Kimmitt*       Director                     04-19-01
Robert M. Kimmitt



                                        *By Power of Attorney


                                        By: /S/ Suzanne J. Pepin
                                            ---------------------------------
                                            Suzanne J. Pepin
                                            Attorney-in-Fact



                                    EXHIBITS

                                       TO


                     POST-EFFECTIVE AMENDMENT NO. 26


                                       TO

                                    FORM S-6

                         ALLIANZ LIFE VARIABLE ACCOUNT A

               ALLIANZ LIFE INSURANCE COMPANY OF NORTH AMERICA







                                INDEX TO EXHIBITS
Exhibit

EX99.A.9.b.(5)   Fund Participation Agreement-Prudential

EX99.A.9.b.(6)   Fund Participation Agreement-Franklin Templeton

EX99.A.9.b.(7)   Fund Participation Agreement-VanKampen

EX99.B     Opinion and Consent of Counsel

EX99.C     Consent of Actuary

EX99.D     Independent Auditors' Consent